UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                  Investment Company Act file number 811- 05201


                           Thornburg Investment Trust
                           --------------------------
               (Exact name of registrant as specified in charter)


                119 East Marcy Street, Santa Fe, New Mexico 87501
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)


      Garrett Thornburg, 119 East Marcy Street, Santa Fe, New Mexico 87501
      --------------------------------------------------------------------
                     (Name and address of agent for service)


                  Registrant's telephone number, including area
                               code: 505-984-0200


                   Date of fiscal year end: September 30, 2009


                   Date of reporting period: December 31, 2008


Item 1. SCHEDULE OF INVESTMENTS


The following quarterly schedules of investments are attached hereto, in order:

Thornburg Limited Term Municipal Fund
Thornburg California Limited Term Municipal Fund
Thornburg Intermediate Municipal Fund
Thornburg New Mexico Intermediate Municipal Fund
Thornburg New York Intermediate Municipal Fund
Thornburg Limited Term U.S. Government Fund
Thornburg Limited Term Income Fund
Thornburg Value Fund
Thornburg International Value Fund
Thornburg Core Growth Fund
Thornburg Investment Income Builder Fund
Thornburg Global Opportunities Fund
Thornburg International Growth Fund
Thornburg Strategic Income Fund



SCHEDULE OF INVESTMENTS                                                                              (UNAUDITED)

Thornburg Limited Term Municipal Fund                                                             December 31, 2008

CUSIPS: CLASS A - 885-215-459, CLASS C - 885-215-442, CLASS I - 885-215-434
NASDAQ SYMBOLS: CLASS A - LTMFX, CLASS C - LTMCX, CLASS I - LTMIX
                                                                         Credit Rating+    Principal
Issuer-Description                                                          Moody's/S&P    Amount             Value

Alabama -- 0.96%
  Mobile GO Warrants, 4.50% due 8/15/2016                                    NR/NR     $  2,610,000  $    2,628,975
  Mobile  Industrial  Development PCR, 5.00% due 6/1/2034 put 3/19/2015
  (Alabama Power Co.)                                                        A2/A         6,000,000       5,843,340
  University  of  Alabama at  Birmingham  Hospital  Revenue,  5.25% due
  9/1/2017                                                                   A1/A+        2,500,000       2,356,775
  University  of  Alabama at  Birmingham  Hospital  Revenue,  5.00% due
  9/1/2018                                                                   A1/A+        1,500,000       1,354,230
Alaska -- 0.72%
  Alaska  Energy  Power  Authority,  6.00% due 7/1/2011  (Bradley  Lake
  Hydroelectric; Insured: FSA)                                              Aa3/AAA         955,000       1,032,622
  Alaska Municipal Bond Bank, 5.00% due 6/1/2014 (Insured: MBIA)             A1/AA        1,175,000       1,257,356
  Alaska Student Loan Corp., 5.25% due 1/1/2012 (Insured: FSA)              NR/AAA        3,000,000       3,222,630
  North Slope Boro GO, 5.00% due 6/30/2015 (Insured: MBIA)                   A2/AA        3,250,000       3,589,040
Arizona -- 2.15%
  Glendale IDA, 5.00% due 5/15/2015 (Midwestern University)                  NR/A-        1,000,000       1,001,020
  Glendale IDA, 5.00% due 5/15/2016 (Midwestern University)                  NR/A-        1,325,000       1,316,705
  Glendale IDA, 5.00% due 5/15/2017 (Midwestern University)                  NR/A-        1,440,000       1,403,885
  Glendale  Western  Loop  101  Public  Facilities  Corp.,   6.00%  due
  7/1/2019                                                                   A2/AA        2,200,000       2,313,630
  Mohave County IDA, 5.00% due 4/1/2009  (Mohave  Prison LLC;  Insured:
  XLCA)                                                                     NR/BBB+       2,780,000       2,809,829
  Mohave County IDA, 5.00% due 4/1/2014  (Mohave  Prison LLC;  Insured:
  XLCA)                                                                     NR/BBB+       3,135,000       3,551,234
  Mohave County IDA, 7.25% due 5/1/2015 (Mohave Prison LLC)                 NR/BBB+      12,000,000      11,673,120
  Pima County IDA, 6.40% due 7/1/2013 (Arizona Charter Schools)             Baa3/NR         915,000         878,492
  Pima County IDA Lease Obligation, 7.25% due 7/15/2010 (Insured: FSA)      Aa3/AAA         135,000         135,786
  Salt  River  Agricultural  Improvement  & Power  District,  5.00% due
  1/1/2020                                                                  Aa1/AA        1,205,000       1,212,977
  Show  Low IDA  Hospital,  5.25%  due  12/1/2010  (Navapache  Regional
  Medical Center; Insured: ACA)                                             NR/BBB        1,000,000         997,610
Arkansas -- 0.24%
  Jefferson County Hospital Improvement,  5.50% due 6/1/2010 (Jefferson
  Hospital Association)                                                      NR/A         1,000,000       1,022,460
  Jefferson County Hospital Improvement,  5.50% due 6/1/2011 (Jefferson
  Hospital Association)                                                      NR/A         1,075,000       1,103,917
  Little Rock Hotel & Restaurant GRT, 7.125% due 8/1/2009                    A3/NR          940,000         963,632
California -- 2.74%
  California HFA, 5.25% due 10/1/2013 (Kaiser Permanente) (ETM)             NR/AAA        2,620,000       2,653,667
  California  State,  0.40% due  5/1/2040 put  1/8/2009  (LOC:  Bank of
  America) (weekly demand note)                                           VMIG1/A-1+      1,700,000       1,700,000
  California  State  Department  of   Transportation   COP,  5.25%  due
  3/1/2016 (Insured: MBIA)                                                   A2/AA        1,000,000       1,004,850
  California  State  Department of Water Resources Power Supply,  5.50%
  due 5/1/2012                                                              Aa3/A+        2,600,000       2,797,236
  California  State  Department of Water Resources Power Supply,  6.00%
  due 5/1/2013                                                              Aa3/A+        2,550,000       2,783,044
  California State Public Works Board,  5.00% due 9/1/2016  (Regents of
  University of California; Insured: FGIC)                                  Aa2/AA        3,000,000       3,286,650
  California State Public Works Board,  5.00% due 9/1/2017  (Regents of
  University of California; Insured: FGIC)                                  Aa2/AA        3,000,000       3,263,550
  Desert Sands USD, 5.25% due 3/1/2016                                       A2/A+        1,500,000       1,588,800
  Escondido USD GO, 5.60% due 11/1/2009 (Insured: MBIA) (ETM)               Baa1/AA       1,250,000       1,267,838
  Golden State  Tobacco  Sec.  Corp.,  5.50% due 6/1/2043  pre-refunded
  6/1/2013                                                                  Aaa/AAA       2,000,000       2,225,460
  Los Angeles  Convention & Exhibition  Center Authority Lease Revenue,
  5.00% due 8/15/2018                                                       A1/AA-        2,000,000       2,119,640
  Los Angeles USD GO, 5.00% due 7/1/2018 (Insured: FSA)                     Aa3/AAA       4,000,000       4,382,400
  Modesto Health  Facilities,  6.00% due 6/1/2018  (Memorial  Hospitals
  Association; Insured: MBIA)                                               Aa3/AA        1,300,000       1,300,936
  San Joaquin  Delta  Community  College  District  GO, 0% due 8/1/2019
  (Insured: FSA)                                                            Aa3/AAA       7,600,000       4,400,172
Colorado -- 2.67%
  Adams  County  Platte  Valley  Medical  Center,  5.00%  due  2/1/2015
  (Brighton Community Hospital Association; Insured: FHA, MBIA)              NR/AA        1,530,000       1,554,633
  Adams  County  Platte  Valley  Medical  Center,  5.00%  due  8/1/2015
  (Brighton Community Hospital Association; Insured: FHA, MBIA)              NR/AA        1,565,000       1,585,955
  Central Platte Valley  Metropolitan  District GO, 5.00% due 12/1/2031
  put 12/1/2009 (LOC: BNP Paribas)                                          NR/AA+       12,400,000      12,685,696
  Denver  City  and  County  Airport   System,   5.00%  due  11/15/2016
  (Insured: MBIA)                                                            A1/AA        1,515,000       1,589,659
  Denver  City  and  County  Airport   System,   5.00%  due  11/15/2017
  (Insured: MBIA)                                                            A1/AA        1,000,000       1,037,750
  Denver Convention Center Hotel, 5.25% due 12/1/2014 (Insured: XLCA)      Baa3/BBB-      3,450,000       3,395,663
  E-470 Public Highway Authority Capital Appreciation,  0% due 9/1/2014
  (Insured: MBIA)                                                           Baa1/AA       1,910,000       1,293,548
  Plaza   Metropolitan   District,   7.125%   due   12/1/2010   (Public
  Improvement Fee/Tax Increment)                                             NR/NR        4,210,000       4,119,948
  Plaza Metropolitan District,  7.60% due 12/1/2016 (Public Improvement
  Fee/Tax Increment)                                                         NR/NR        6,000,000       5,390,160
  Southlands    Metropolitan   District   GO,   6.75%   due   12/1/2016
  pre-refunded 12/1/2014                                                    NR/AAA        1,000,000       1,167,210
Delaware -- 0.45%
  Delaware  EDA,  5.50% due  7/1/2025 put  7/1/2010  (Delmarva  Power &
  Light)                                                                   Baa2/BBB       2,045,000       2,130,461
  Delaware HFA, 5.25% due 6/1/2011 (Beebe Medical Center)                  Baa1/BBB+      1,275,000       1,237,132
  Delaware  HFA,  5.25%  due  5/1/2012  (Nanticoke  Memorial  Hospital;
  Insured: Radian)                                                          NR/BBB+       1,370,000       1,276,977
  Delaware  HFA,  5.25%  due  5/1/2013  (Nanticoke  Memorial  Hospital;
  Insured: Radian)                                                          NR/BBB+       1,145,000       1,055,816
District Of Columbia -- 2.16%
  District of Columbia, 6.00% due 6/1/2018 (Insured: MBIA)                   A1/AA        5,000,000       5,594,350
  District  of  Columbia   Convention  Center   Authority,   5.00%  due
  10/1/2013 (Insured: AMBAC)                                                 A2/A         3,000,000       3,083,310
  District of Columbia COP, 5.25% due 1/1/2013 (Insured: AMBAC)             Baa1/A        5,950,000       6,180,919
  District of Columbia COP, 5.25% due 1/1/2015 (Insured: FGIC)               A2/AA        2,875,000       3,049,283
  District of Columbia COP, 5.25% due 1/1/2016 (Insured: FGIC)               A2/AA        4,125,000       4,359,712
  District  of  Columbia  Tax  Increment,  0%  due  7/1/2009  (Mandarin
  Oriental; Insured: FSA)                                                   Aa3/AAA       2,000,000       1,977,060
  District  of  Columbia  Tax  Increment,  0%  due  7/1/2011  (Mandarin
  Oriental; Insured: FSA)                                                   Aa3/AAA       1,990,000       1,830,044
  District  of  Columbia  Tax  Increment,  0%  due  7/1/2012  (Mandarin
  Oriental; Insured: FSA)                                                   Aa3/AAA       1,480,000       1,296,421
Florida -- 9.79%
  Broward County Airport Systems, 5.00% due 10/1/2014 (Insured: AMBAC)      Aa3/A+        4,000,000       4,227,600
  Broward County Resource Recovery,  5.375% due 12/1/2009 (Wheelabrator
  South)                                                                     A3/AA        5,000,000       5,064,850
  Broward County School Board COP, 5.25% due 7/1/2016 (Insured: FSA)        Aa3/AAA       7,630,000       8,265,884
  Broward County School Board COP, 5.00% due 7/1/2017 (Insured: FGIC)        A1/AA        1,000,000       1,026,110
  Capital Projects  Finance  Authority,  5.50% due 10/1/2012  (Insured:
  MBIA)                                                                     Baa1/AA       1,820,000       1,838,528
  Capital Projects  Finance  Authority,  5.50% due 10/1/2015  (Insured:
  MBIA)                                                                     Baa1/AA       3,260,000       3,203,015
  Capital  Trust Agency Multi Family  Housing,  5.15% due 11/1/2030 put
  11/1/2010 (Shadow Run; Collateralized: FNMA)                              Aaa/NR        3,190,000       3,295,398
  Crossings  at  Fleming  Island  Community   Development,   5.45%  due
  5/1/2010 (Insured: MBIA)                                                  Baa1/AA       1,600,000       1,606,336
  Escambia County HFA, 5.125% due 10/1/2014  (Baptist  Hospital/Baptist
  Manor)                                                                   Baa1/BBB-      2,755,000       2,567,247
  Escambia  County  HFA,  5.00% due  11/1/2028  pre-refunded  11/1/2010
  (Charity Obligated Group)                                                 Aaa/NR        2,540,000       2,572,944
  Flagler County School Board COP, 5.00% due 8/1/2014 (Insured: FSA)        Aa3/AAA       1,605,000       1,731,843
  Flagler County School Board COP, 5.00% due 8/1/2015 (Insured: FSA)        Aa3/AAA       1,500,000       1,622,625
  Florida Hurricane Catastrophe Series A, 5.00% due 7/1/2014                Aa3/AA-      11,000,000      11,005,280
  Florida State  Correctional  Privatization  Commission COP, 5.00% due
  8/1/2015 (Insured: AMBAC)                                                 Aa2/AA+       2,000,000       2,122,240
  Florida  State  Department  of  Children  & Families  COP,  5.00% due
  10/1/2012                                                                 NR/AA+          770,000         812,019
  Florida  State  Department  of  Children  & Families  COP,  5.00% due
  10/1/2014                                                                 NR/AA+          905,000         958,169
  Florida  State  Department  of  Children  & Families  COP,  5.00% due
  10/1/2015                                                                 NR/AA+          925,000         976,393
  Florida State Department of Transportation, 5.00% due 7/1/2018            Aa1/AAA       3,000,000       3,248,220
  Hillsborough County Assessment, 5.00% due 3/1/2015 (Insured: FGIC)         A3/AA        5,000,000       4,918,750
  Hillsborough  County IDA PCR,  5.10% due  10/1/2013  (Tampa  Electric
  Co.)                                                                     Baa2/BBB-      6,410,000       5,871,880
  Hillsborough  County  IDA PCR,  5.00%  due  12/1/2034  put  3/15/2012
  (Tampa Electric Co.; Insured: AMBAC)                                      Baa1/A        3,250,000       3,278,275
  Hollywood  Community   Redevelopment   Agency,   5.00%  due  3/1/2016
  (Insured: XLCA)                                                           Baa1/NR       2,000,000       1,852,160
  Hollywood  Community   Redevelopment   Agency,   5.00%  due  3/1/2017
  (Insured: XLCA)                                                           Baa1/NR       2,000,000       1,800,500
  Jacksonville  Electric  Authority,  5.25% due 10/1/2012  (St.  John's
  River Park Systems)                                                       Aa2/AA-       5,000,000       5,303,450
  Marion  County  Hospital   District,   5.00%  due  10/1/2015  (Munroe
  Regional Health Systems)                                                   A2/NR        1,000,000         933,480
  Miami Dade County, 5.25% due 7/1/2018 (Building Better Communities)       Aa3/AA-       4,540,000       4,827,927
  Miami  Dade  County  Educational  Facilities  Authority,   5.00%  due
  4/1/2016 (University of Miami; Insured: AMBAC)                             A2/A         3,000,000       3,137,610
  Miami Dade County  School  Board COP,  5.00% due  5/1/2014  (Insured:
  MBIA-IBC FGIC)                                                             A3/AA        1,000,000       1,046,620
  Miami Dade County  School Board COP,  5.00% due  10/1/2015  (Insured:
  AMBAC)                                                                     A3/A         1,000,000       1,044,440
  Miami Dade County  School Board COP,  5.00% due  10/1/2016  (Insured:
  AMBAC)                                                                     A3/A         1,000,000       1,036,120
  Miami Dade County  School Board COP,  5.50% due 5/1/2030 put 5/1/2011
  (Insured: MBIA)                                                            A3/AA        1,010,000       1,063,742
  Miami Dade County Special  Housing,  5.80% due 10/1/2012 (HUD Section
  8)                                                                        Baa3/NR       2,480,000       2,616,698
  Miami  Street  Sidewalk  Improvement,  5.00% due  1/1/2018  (Insured:
  MBIA)                                                                      A3/AA        1,970,000       2,066,018
  Orange County HFA, 5.80% due 11/15/2009 (Adventist Health) (ETM)           A1/NR        1,395,000       1,455,557
  Palm  Beach  County  Public  Improvement,  5.00%  due  11/1/2030  put
  11/1/2011 (Convention Center; Insured: FGIC)                              Aa1/AA+       3,000,000       3,153,000
  Palm Beach  County  School Board COP,  5.00% due  8/1/2025  (Insured:
  FGIC)                                                                     A1/AA-        1,500,000       1,531,275
  Pelican  Marsh  Community  Development  District,  5.00% due 5/1/2011
  (Insured: Radian)                                                          NR/AA        1,625,000       1,524,526
  Port Everglades Authority, 5.00% due 9/1/2016 (Insured: FSA)              Aa3/AAA       4,355,000       4,336,273
  Putnam  County  Development  Authority  PCR,  5.35% due 3/15/2042 put
  5/1/2018 (Seminole; Insured: AMBAC)                                       Baa1/A       10,000,000       9,532,900
  South Miami HFA, 5.00% due 8/15/2016 (Baptist Health)                     Aa3/AA-       1,560,000       1,585,802
  St. John's County IDA, 5.50% due 8/1/2014 (Presbyterian Retirement)        NR/NR        2,755,000       2,506,361
  University of Central Florida  Athletics  Association Inc. COP, 5.00%
  due 10/1/2016 (Insured: FGIC)                                              NR/AA        1,640,000       1,607,397
Georgia -- 3.28%
  Atlanta  Tax  Allocation,  5.25%  due  12/1/2016  (Atlantic  Station;
  Insured: Assured Guaranty)                                                Aa2/AAA       3,850,000       3,678,790
  Burke County PCR,  4.375% due 10/1/2032 put 4/1/2010  (Georgia  Power
  Co.)                                                                       A2/A         5,000,000       4,977,800
  Burke County PCR, 4.75% due 1/1/2039 put 4/1/2011  (Oglethorpe Power;
  Insured: MBIA)                                                             A3/AA       10,000,000       9,955,100
  Fulton County Development Authority,  1.20% due 4/1/2034 put 1/2/2009
  (LOC: Bank of America) (daily demand notes)                                NR/NR        5,000,000       5,000,000
  Lagrange  Troup  County  Hospital   Authority  Series  A,  5.00%  due
  7/1/2018                                                                   A1/A+        2,500,000       2,496,750
  Main Street Natural Gas Inc., 5.00% due 3/15/2013                          A2/A         1,500,000       1,336,245
  Main Street Natural Gas Inc., 5.00% due 3/15/2014                         Aa3/A+        3,000,000       2,810,940
  Main Street Natural Gas Inc., 5.00% due 3/15/2014                          A2/A         3,590,000       3,144,912
  Monroe  County   Development   Authority   PCR,  6.75%  due  1/1/2010
  (Oglethorpe Power; Insured: MBIA)                                          A3/AA        2,000,000       2,097,060
  Monroe  County   Development   Authority   PCR,  6.80%  due  1/1/2012
  (Oglethorpe Power; Insured: MBIA)                                          A3/AA        1,000,000       1,109,280
  Monroe  County  Development  Authority  PCR,  4.50% due  7/1/2025 put
  4/1/2011 (Georgia Power Co.)                                               A2/A         5,000,000       4,922,600
Guam -- 0.08%
  Guam Educational  Financing Foundation COP, 5.00% due 10/1/2010 (Guam
  Public Schools)                                                            NR/A-        1,000,000       1,019,900
Hawaii -- 0.16%
  Hawaii  State  Department  of Budget &  Finance,  4.95% due  4/1/2012
  (Hawaiian Electric Company; Insured: MBIA)                                Baa1/AA       2,000,000       2,026,060
Idaho -- 0.21%
  Twin Falls Urban Renewal Agency, 4.95% due 8/1/2014                        NR/NR        1,640,000       1,454,549
  Twin Falls Urban Renewal Agency, 5.15% due 8/1/2017                        NR/NR        1,455,000       1,188,808
Illinois -- 9.41%
  Bolingbrook, 0% due 1/1/2016 (Insured: MBIA)                               A2/NR        1,500,000       1,101,630
  Bolingbrook, 0% due 1/1/2017 (Insured: MBIA)                               A2/NR        2,000,000       1,379,460
  Broadview Tax Increment Revenue, 5.375% due 7/1/2015                       NR/NR        3,400,000       3,062,754
  Champaign County Community School District GO, 0% due 1/1/2009 (ETM)       A3/AA        1,205,000       1,205,000
  Champaign  County  Community  School  District  GO,  0% due  1/1/2009
  (Insured: FGIC)                                                            A3/AA        2,140,000       2,140,000
  Chicago Board of Education, 5.00% due 12/1/2018 (Insured: MBIA)            A1/AA        1,000,000       1,065,640
  Chicago Board of Education GO, 6.00% due 12/1/2009 (Insured: FGIC)         A1/AA        2,000,000       2,087,720
  Chicago  Capital  Appreciation,   0%  due  1/1/2016  (City  Colleges;
  Insured: FGIC)                                                            Aa3/AA        2,670,000       2,002,821
  Chicago Gas Supply,  4.75% due  3/1/2030 put  6/30/2014  (Peoples Gas
  Light & Coke)                                                              A1/A-        1,500,000       1,517,250
  Chicago GO, 6.125% due 1/1/2012 (Insured: AMBAC)                          Aa3/AA-       1,000,000       1,101,710
  Chicago GO, 5.375% due 1/1/2013 (Insured: MBIA)                           Aa3/AA        2,725,000       2,882,096
  Chicago GO, 5.40% due 1/1/2018 (Insured: FSA)                             Aa3/AAA       3,000,000       3,033,630
  Chicago Housing Authority Capital Program, 5.25% due 7/1/2010 (ETM)       Aaa/NR        2,300,000       2,437,011
  Chicago  Housing  Authority  Capital  Program,   5.00%  due  7/1/2015
  (Insured: FSA)                                                            Aa3/AAA       8,460,000       9,176,731
  Chicago  Housing  Authority  Capital  Program,   5.00%  due  7/1/2016
  (Insured: FSA)                                                            Aa3/AAA       2,000,000       2,163,480
  Chicago Metropolitan Water Reclamation  District,  7.00% due 1/1/2011
  (ETM)                                                                     Aaa/NR        1,070,000       1,124,741
  Chicago Midway Airport, 5.40% due 1/1/2009 (Insured: MBIA)                 A2/AA        1,340,000       1,340,000
  Chicago Midway Airport, 5.50% due 1/1/2013 (Insured: MBIA)                 A2/AA        1,180,000       1,265,102
  Chicago Park District Parking Facility, 5.75% due 1/1/2010 (ETM)          Baa1/NR       1,000,000       1,047,660
  Cook County, 6.25% due 11/15/2013 (Insured: MBIA)                         Aa2/AA        3,995,000       4,585,741
  Cook  County  Community  Consolidated  School  District  GO,  0%  due
  12/1/2010 (Insured: FSA)                                                  Aa3/NR        2,000,000       1,922,700
  Cook County  Community  Consolidated  School  District  GO, 9.00% due
  12/1/2016 (Tinley Park; Insured: FGIC)                                     A1/NR        2,500,000       3,234,025
  Cook County  Community  School  District GO, 9.00% due 12/1/2013 (Oak
  Park; Insured: FGIC)                                                      Aa3/NR        2,250,000       2,801,880
  Du  Page  County  Forest  Preservation  District,  0%  due  11/1/2009
  (Partial ETM)                                                             Aaa/AAA       5,000,000       4,930,350
  Illinois DFA, 6.00% due 11/15/2009 (Adventist Health; Insured: MBIA)      Baa1/AA       3,635,000       3,703,374
  Illinois DFA, 6.00% due 11/15/2010 (Adventist Health; Insured: MBIA)      Baa1/AA       3,860,000       3,946,310
  Illinois DFA Community Rehab Providers, 6.00% due 7/1/2015                NR/BBB        1,160,000       1,116,593
  Illinois  DFA PCR,  5.70% due  1/15/2009  (Commonwealth  Edison  Co.;
  Insured: MBIA)                                                             NR/AA        3,000,000       3,002,940
  Illinois  Educational  Facilities,  4.75% due  3/1/2030  put 3/1/2017
  (Art Institute of Chicago)                                                 A1/A+        2,625,000       2,589,904
  Illinois  Finance  Authority,  5.00% due 11/1/2017  (Rush  University
  Medical Center; Insured: MBIA)                                             A3/AA        1,000,000         915,280
  Illinois Finance Authority, 5.50% due 11/1/2018                           Aa3/AA        1,000,000       1,018,390
  Illinois Finance Authority Student Housing, 5.00% due 5/1/2014            Baa3/NR       3,895,000       3,501,449
  Illinois HFA, 6.50% due 2/15/2009 (Iowa Health System)                    Aa3/NR        1,375,000       1,380,706
  Illinois HFA, 6.50% due 2/15/2010 (Iowa Health System) (ETM)              Aa3/NR        1,465,000       1,512,056
  Illinois  HFA,  6.00% due  2/15/2011  (Iowa Health  System;  Insured:
  AMBAC) (ETM)                                                               Aa3/A        1,560,000       1,652,149
  Illinois  HFA,  5.50%  due  11/15/2011   (Methodist  Medical  Center;
  Insured: MBIA)                                                             A2/AA        3,000,000       3,014,010
  Illinois HFA, 5.375% due 7/1/2017 (Loyola University; Insured: MBIA)      Baa1/AA       7,085,000       6,750,446
  Illinois HFA, 6.00% due 7/1/2017 (Lake Forest Hospital)                    A3/A-        1,500,000       1,480,410
  Illinois Hospital District GO, 5.50% due 1/1/2010 (Insured: FGIC)          NR/AA        1,040,000       1,052,906
  Kane County  Forest  Preservation  District GO, 5.00% due  12/15/2015
  (Insured: FGIC)                                                            NR/AA        2,780,000       3,081,741
  Kane  County  Waubonsee   Community   College  District  GO,  0%  due
  12/15/2013 (Insured: FGIC)                                                Aa3/AA        3,000,000       2,413,290
  Lake County  Community  High  School  District  GO, 0% due  12/1/2011
  (Insured: FGIC)                                                            NR/NR        3,235,000       2,871,386
  McHenry & Kane Counties  Community  Consolidated  School District GO,
  0% due 1/1/2010 (Insured: FGIC)                                            NR/AA        1,000,000         966,660
  McHenry & Kane Counties  Community  Consolidated  School District GO,
  0% due 1/1/2012 (Insured: FGIC)                                            NR/AA        2,200,000       1,935,252
  Metropolitan Pier & Exposition  Authority Dedicated State Tax, 0% due
  6/15/2013 (McCormick Place; Insured: MBIA)                                A1/AAA        1,045,000         884,216
  Metropolitan Pier & Exposition  Authority Dedicated State Tax, 0% due
  6/15/2016 (McCormick Place; Insured: FGIC)                                 A1/AA       11,295,000       8,224,341
  Quincy Illinois, 5.00% due 11/15/2014 (Blessing Hospital)                  A3/A-        1,000,000         970,650
  Quincy Illinois, 5.00% due 11/15/2016 (Blessing Hospital)                  A3/A-        1,000,000         940,900
  Southwestern  Illinois  Development  Authority,  5.125% due 8/15/2016
  (Anderson Hospital)                                                      Baa2/BBB       2,160,000       1,835,547
Indiana -- 4.74%
  Allen County  Economic  Development,  5.60% due  12/30/2009  (Indiana
  Institute of Technology)                                                   NR/NR          390,000         398,951
  Allen County  Economic  Development,  5.00% due  12/30/2012  (Indiana
  Institute of Technology)                                                   NR/NR        1,370,000       1,301,856
  Allen County Jail Building Corp. First Mortgage,  5.75% due 10/1/2010
  (ETM)                                                                     Aa3/NR        1,115,000       1,199,740
  Allen County Jail Building Corp. First Mortgage,  5.00% due 10/1/2014
  (Insured: XLCA)                                                           Aa3/NR        1,000,000       1,068,060
  Allen County Jail Building Corp. First Mortgage,  5.00% due 10/1/2015
  (Insured: XLCA)                                                           Aa3/NR        1,480,000       1,579,782
  Allen County Jail Building Corp. First Mortgage,  5.00% due 10/1/2016
  (Insured: XLCA)                                                           Aa3/NR        1,520,000       1,608,570
  Allen County Redevelopment District, 5.00% due 11/15/2016                  A3/NR        1,000,000       1,007,710
  Ball State  University  Student  Fee,  5.75% due  7/1/2012  (Insured:
  FGIC)                                                                      A1/AA        1,000,000       1,073,280
  Boonville  Junior High School  Building Corp., 0% due 7/1/2010 (State
  Aid Withholding)                                                           NR/A           850,000         797,096
  Boonville  Junior High School  Building Corp., 0% due 1/1/2011 (State
  Aid Withholding)                                                           NR/A           850,000         777,011
  Boonville  Junior High School  Building Corp., 0% due 7/1/2011 (State
  Aid Withholding)                                                           NR/A           950,000         846,868
  Brownsburg 1999 School Building Corp.,  5.00% due 8/1/2018  (Insured:
  FSA/State Aid Withholding)                                                Aa3/AAA       1,250,000       1,307,975
  Carmel  Redevelopment  Authority,  0% due 2/1/2015  (Performing  Arts
  Center)                                                                   Aa2/AA        1,575,000       1,222,090
  Center Grove Building  Corp.,  5.00% due 7/15/2010  (Insured:  AMBAC)
  (ETM)                                                                    Baa1/AA+       1,135,000       1,199,184
  Eagle Union Middle School Building Corp., 5.50% due 7/15/2009 (ETM)       Baa1/A+         910,000         933,660
  Evansville Vanderburgh, 5.00% due 7/15/2014 (Insured: AMBAC)              Baa1/A+       1,000,000       1,070,450
  Evansville Vanderburgh, 5.00% due 7/15/2015 (Insured: AMBAC)              Baa1/A+       1,000,000       1,070,920
  Huntington   Economic   Development,   6.20%  due  11/1/2010  (United
  Methodist Memorial)                                                        NR/NR          790,000         772,897
  Indiana Bond Bank, 5.25% due 10/15/2016 (Special Gas Program)             Aa2/NR        1,500,000       1,358,580
  Indiana  Multi  School  Building  Corp.  First  Mortgage,  5.00%  due
  7/15/2016 (Insured: MBIA)                                                 Baa1/AA       5,000,000       5,432,700
  Indiana State Educational  Facilities Authority,  5.75% due 10/1/2009
  (University of Indianapolis)                                               NR/A-          670,000         684,231
  Indiana  State  Finance  Authority,  5.00% due  7/1/2016  (Forensic &
  Health Science; Insured: MBIA)                                            Aa2/AA+       1,030,000       1,125,460
  Indiana State Finance Authority  Revenue,  5.25% due 7/1/2018 (Wabash
  Correctional Facilities)                                                  Aa2/AA+       1,000,000       1,076,280
  Indiana  State  Finance   Authority   Revenue,   5.25%  due  7/1/2018
  (Rockville Correctional Facilities)                                       Aa2/AA+       2,150,000       2,314,002
  Indiana State Finance Authority Revenue, 5.00% due 11/1/2018              Aa3/AA+       2,000,000       2,117,440
  Indianapolis  Local  Public  Improvement  Bond,  5.00%  due  1/1/2015
  (Waterworks; Insured: MBIA)                                                A1/AA        1,000,000       1,092,420
  Indianapolis  Local  Public  Improvement  Bond,  5.00%  due  7/1/2015
  (Waterworks; Insured: MBIA)                                                A1/AA        1,000,000       1,094,440
  Indianapolis  Local  Public  Improvement  Bond,  5.00%  due  7/1/2016
  (Insured: FGIC)                                                           Aa2/AA        1,030,000       1,113,533
  Knox Middle School Building Corp.  First  Mortgage,  0% due 1/15/2020
  (Insured: FGIC)                                                            NR/AA        1,295,000         632,905
  Madison Schools Lydia Middleton  Building Corp.,  5.00% due 7/15/2014
  (Insured: FGIC)                                                           NR/AA+        1,200,000       1,321,236
  Madison Schools Lydia Middleton  Building Corp.,  5.00% due 7/15/2015
  (Insured: FGIC)                                                           NR/AA+        1,250,000       1,382,950
  Mount Vernon of Hancock  County First  Mortgage,  5.00% due 7/15/2013
  (Insured: MBIA)                                                           Baa1/AA       1,055,000       1,125,980
  Mount Vernon of Hancock  County First  Mortgage,  5.00% due 7/15/2014
  (Insured: MBIA)                                                           Baa1/AA       1,135,000       1,214,961
  Mount Vernon of Hancock  County First  Mortgage,  5.00% due 7/15/2015
  (Insured: MBIA)                                                           Baa1/AA       1,140,000       1,220,849
  Noblesville  Redevelopment  Authority,   5.00%  due  8/1/2016  (146th
  Street Extension A)                                                       NR/AA-        1,660,000       1,744,328
  Perry Township Multi School Building,  5.00% due 7/10/2014  (Insured:
  FSA)                                                                      Aa3/NR        2,130,000       2,311,050
  Peru Community  School Corp.  First Mortgage,  0% due 7/1/2010 (State
  Aid Withholding)                                                           NR/A           835,000         783,030
  Plainfield  Community  High School  Building  Corp.  First  Mortgage,
  5.00% due 1/15/2015 (Insured: FGIC)                                        NR/AA        1,445,000       1,547,667
  South Bend  Community  School  Building  Corp.,  5.00% due  7/15/2016
  (Insured: FGIC State Aid Withholding)                                     NR/AA+        1,785,000       1,930,085
  Warren Township Vision 2005, 5.00% due 7/10/2015 (Insured: FGIC)          NR/AA+        2,095,000       2,302,195
  Wawasee  Community School Corp.  First Mortgage,  5.50% due 7/15/2010
  (State Aid Withholding) (ETM)                                             NR/AA+          995,000       1,059,297
  Wawasee  Community School Corp.  First Mortgage,  5.50% due 7/15/2011
  (State Aid Withholding) (ETM)                                             NR/AA+        1,095,000       1,199,452
  West Clark  School  Building  Corp.,  5.25% due  1/15/2014  (Insured:
  MBIA)                                                                    Baa1/AA+       1,335,000       1,478,699
  West Clark School Building Corp. First Mortgage,  5.75% due 7/15/2011
  (State Aid Withholding)                                                   NR/AA+        2,080,000       2,248,958
Iowa -- 1.52%
  Ankeny  Community  School  District  Sales & Services Tax,  5.00% due
  7/1/2010                                                                  NR/AA-        2,900,000       3,020,031
  Des Moines  Limited  Obligation,  4.40% due  12/1/2015  put 12/1/2011
  (Des Moines Parking Associates; LOC: Wells Fargo Bank)                     NR/NR        2,535,000       2,512,768
  Dubuque Community School District, 5.00% due 1/1/2013                      A3/NR        1,600,000       1,604,112
  Dubuque Community School District, 5.00% due 7/1/2013                      A3/NR        1,640,000       1,642,936
  Iowa Finance Authority, 6.50% due 2/15/2009 (Iowa Health Services)        Aa3/NR        1,825,000       1,833,030
  Iowa Finance Authority, 6.50% due 2/15/2010 (Iowa Health Services)        Aa3/NR        2,955,000       3,057,538
  Iowa Finance Authority, 5.75% due 12/1/2010 (Trinity Health)              Aa2/AA        2,260,000       2,322,037
  Iowa Finance Authority,  6.00% due 2/15/2011  pre-refunded  2/15/2010
  (Iowa Health Services; Insured: AMBAC)                                    Baa1/A        3,145,000       3,339,361
Kansas -- 0.94%
  Burlington  Environmental   Improvement,   5.374%  due  9/1/2035  put
  4/1/2013 (Kansas City Power & Light; Insured: FGIC)                        A3/A        12,400,000      11,921,112
Kentucky -- 1.23%
  Kentucky  Economic  DFA,  5.35%  due  10/1/2009  (Norton  Healthcare;
  Insured: MBIA) (ETM)                                                      Baa1/AA       2,835,000       2,925,351
  Kentucky  Economic  DFA,  5.35%  due  10/1/2009  (Norton  Healthcare;
  Insured: MBIA)                                                            Baa1/AA       4,565,000       4,573,263
  Kentucky  Economic  DFA,  5.40%  due  10/1/2010  (Norton  Healthcare;
  Insured: MBIA) (ETM)                                                      Baa1/AA       3,775,000       4,012,712
  Kentucky  Economic  DFA,  5.40%  due  10/1/2010  (Norton  Healthcare;
  Insured MBIA)                                                             Baa1/AA       4,055,000       4,047,944
Louisiana -- 3.23%
  East Baton Rouge Sewer, 5.00% due 2/1/2018 (Insured: FSA)                 Aa3/AAA       3,000,000       3,159,330
  Louisiana   Environmental    Facilities   &   Community   Development
  Authority, 5.00% due 9/1/2012 (Bellemont Apartments)                      Baa3/NR         820,000         743,535
  Louisiana   Environmental    Facilities   &   Community   Development
  Authority, 5.00% due 3/1/2015 (Independence Stadium)                       NR/A         1,000,000       1,016,370
  Louisiana   Environmental    Facilities   &   Community   Development
  Authority, 5.00% due 3/1/2016 (Independence Stadium)                       NR/A         1,000,000       1,011,940
  Louisiana   Environmental    Facilities   &   Community   Development
  Authority, 5.00% due 3/1/2017 (Independence Stadium)                       NR/A         1,265,000       1,261,053
  Louisiana   Environmental    Facilities   &   Community   Development
  Authority, 5.00% due 3/1/2018 (Independence Stadium)                       NR/A         1,000,000         987,210
  Louisiana Public Facilities  Authority  Revenue,  5.00% due 5/15/2014
  (Ochsner Clinic Foundation)                                                A3/NR        1,000,000         967,930
  Louisiana Public Facilities  Authority  Revenue,  5.00% due 5/15/2015
  (Ochsner Clinic Foundation)                                                A3/NR        1,825,000       1,739,791
  Louisiana Public Facilities  Authority  Revenue,  5.00% due 5/15/2016
  (Ochsner Clinic Foundation)                                                A3/NR        1,000,000         937,540
  Louisiana Public Facilities  Authority  Revenue,  5.00% due 5/15/2017
  (Ochsner Clinic Foundation)                                                A3/NR        1,035,000         949,674
  Louisiana Public Facilities  Authority  Revenue,  5.00% due 5/15/2018
  (Ochsner Clinic Foundation)                                                A3/NR        1,000,000         895,220
  Louisiana Public Facilities  Authority  Revenue,  7.00% due 12/1/2038
  (Cleco Power LLC)                                                        Baa1/BBB       9,000,000       8,962,650
  Louisiana  State  Citizens  Property   Insurance  Corp.,   5.00%  due
  6/1/2015 (Insured: AMBAC)                                                 Baa1/A        5,000,000       4,829,700
  Louisiana State GO, 5.00% due 8/1/2017 (Insured: MBIA)                     A1/AA        4,000,000       4,180,160
  Louisiana State Offshore Terminal Authority,  4.25% due 10/1/2037 put
  10/1/2010 (Deepwater Port Loop LLC)                                        A3/A         4,200,000       4,188,408
  Monroe Sales Tax Increment  Garrett Road Economic  Development  Area,
  5.00% due 3/1/2017 (Insured: Radian)                                      A3/BBB+       1,505,000       1,684,938
  Morehouse Parish PCR, 5.25% due 11/15/2013 (International Paper Co.)     Baa3/BBB       2,400,000       2,092,920
  Regional  Transportation  Authority,  8.00% due  12/1/2011  (Insured:
  FGIC)                                                                      NR/AA        1,250,000       1,385,100
Maryland -- 0.13%
  Maryland Health & Higher Educational  Facilities,  5.00% due 1/1/2017
  (Washington County Hospital)                                              NR/BBB-       1,000,000         825,730
  Maryland Health & Higher Educational  Facilities,  5.00% due 1/1/2018
  (Washington County Hospital)                                              NR/BBB-       1,000,000         802,920
Massachusetts -- 1.23%
  Massachusetts  DFA Resource  Recovery,  5.50% due  1/1/2011  (Seamass
  Partnership; Insured: MBIA)                                               Baa1/AA       3,720,000       3,732,536
  Massachusetts Health & Educational  Facilities  Authority,  5.00% due
  10/1/2011 (Berkshire Health Systems; Insured: Assured Guaranty)           NR/AAA        2,345,000       2,417,695
  Massachusetts Health & Educational  Facilities Authority,  5.375% due
  5/15/2012 (New England Medical Center Hospital; Insured: FGIC) (ETM)       NR/NR        3,415,000       3,771,902
  Massachusetts Health & Educational  Facilities  Authority,  5.00% due
  10/1/2012 (Berkshire Health Systems; Insured: Assured Guaranty)           NR/AAA        2,330,000       2,398,386
  Massachusetts Health & Educational  Facilities  Authority,  5.00% due
  10/1/2013 (Berkshire Health Systems; Insured: Assured Guaranty)           NR/AAA        3,215,000       3,302,223
Michigan -- 4.51%
  Detroit Sewage Disposal Revenue, 5.50% due 7/1/2032 (Insured: MBIA)        A3/AA        3,500,000       3,633,000
  Dickinson County Economic  Development  Corp.  Environmental  Impact,
  5.75% due 6/1/2016 (International Paper Co.)                             Baa3/BBB       3,715,000       3,055,662
  Dickinson County Healthcare  Systems,  5.50% due 11/1/2013  (Insured:
  ACA)                                                                       NR/NR        3,095,000       2,958,201
  Gull Lake  Community  School  District GO, 0% due 5/1/2013  (Insured:
  FGIC)                                                                      NR/AA        2,485,000       2,009,917
  Kalamazoo Hospital Finance Authority  Facilities  Revenue,  5.00% due
  5/15/2018 (Bronson Hospital; Insured: FSA)                                Aa3/AAA       1,520,000       1,455,917
  Kalamazoo Hospital Finance Authority  Facilities  Revenue,  5.00% due
  5/15/2018 (Bronson Hospital; Insured: FSA)                                Aa3/AAA       2,500,000       2,394,600
  Kent Hospital  Finance  Authority,  5.25% due 1/15/2047 put 1/15/2014
  (Spectrum Health)                                                         Aa3/AA        2,000,000       2,035,880
  Michigan  HFA,  5.375% due 7/1/2012  (Port Huron  Hospital;  Insured:
  FSA)                                                                      NR/AAA        1,405,000       1,407,445
  Michigan Housing Development Authority Rental Housing Revenue,  5.00%
  due 4/1/2016                                                               NR/AA        6,000,000       6,087,480
  Michigan State  Building  Authority,  5.00% due 10/15/2015  (Insured:
  AMBAC)                                                                     A1/A+        6,000,000       6,337,920
  Michigan State Building Authority, 5.50% due 10/15/2017                    A1/A+        4,000,000       4,298,240
  Michigan State COP, 5.00% due 9/1/2031 put 9/1/2011 (Insured: MBIA)       Baa1/AA       6,000,000       6,308,580
  Michigan State HFA, 5.00% due 11/15/2017 (Sparrow Memorial Hospital)       A1/A+        1,000,000         844,070
  Michigan State HFA, 5.75% due 12/1/2034                                   Aa2/AA       10,000,000      10,032,200
  Michigan  State  Strategic  Fund,  5.00%  due  10/15/2017   (Insured:
  Assured Guaranty)                                                         Aa2/AAA       2,000,000       2,171,100
  Michigan  State  Strategic  Fund,  4.85% due  9/1/2030  put  9/1/2011
  (Detroit Edison Co.; Insured: AMBAC)                                      Baa1/NR       2,175,000       2,176,044
Minnesota -- 0.92%
  Dakota  County  Community  Development  Agency Multi Family  Housing,
  5.00% due 11/1/2017 (Commons on Marice)                                    NR/NR        1,150,000         850,689
  Minneapolis  St.  Paul  Health  Care  Systems,  5.25%  due  12/1/2012
  (Healthpartners Obligated Group)                                         Baa1/BBB       1,000,000         947,750
  Minneapolis  St.  Paul  Health  Care  Systems,  5.25%  due  12/1/2013
  (Healthpartners Obligated Group)                                         Baa1/BBB       1,500,000       1,401,435
  Minneapolis  St.  Paul  Metropolitan  Airports,  5.00%  due  1/1/2017
  (Insured: AMBAC)                                                         Baa1/AA-       8,005,000       8,486,581
Mississippi -- 0.18%
  Gautier Utility District Systems, 5.50% due 3/1/2012 (Insured: FGIC)       NR/NR        1,020,000       1,041,869
  Mississippi   Development  Bank  Public  Improvement  GO,  4.75%  due
  7/1/2017                                                                   NR/NR        1,565,000       1,292,017
Missouri -- 0.34%
  Missouri Development Finance Board Healthcare  Facilities,  4.80% due
  11/1/2012 (Lutheran Home Aged; LOC: Commerce Bank)                        Aa2/NR        1,045,000       1,032,105
  Missouri State Health & Educational  Facilities Authority,  5.00% due
  6/1/2011 (SSM Healthcare Corp.)                                           NR/AA-        1,000,000       1,033,030
  Springfield  Public  Utilities  COP,  5.00% due  12/1/2013  (Insured:
  MBIA)                                                                      A1/AA        2,000,000       2,192,560
Montana -- 0.35%
  Forsyth PCR, 5.20% due 5/1/2033 put 5/1/2009 (Portland General)           Baa1/A        4,385,000       4,394,428
Nebraska -- 0.69%
  Madison  County  Hospital   Authority,   5.25%  due  7/1/2010  (Faith
  Regional Health Services; Insured: Radian)                                NR/BBB+       1,455,000       1,495,493
  Madison  County  Hospital   Authority,   5.50%  due  7/1/2012  (Faith
  Regional Health Services; Insured: Radian)                                NR/BBB+       1,625,000       1,779,862
  Omaha Public Power District Electric Systems, 5.00% due 2/1/2013          Aa1/AA        5,000,000       5,410,450
Nevada -- 1.13%
  Clark County  Improvement  District,  5.00% due  12/1/2015  (Insured:
  AMBAC)                                                                    Baa1/A        1,885,000       1,643,192
  Clark County School District GO, 5.00% due 6/15/2015 (Insured: MBIA)      Aa2/AA        1,000,000       1,069,890
  Clark County  School  District GO, 1.65% due  6/15/2021  put 1/2/2009
  (Insured: FSA, SPA: Bayerische Landesbank) (daily demand notes)         VMIG1/A-1+      4,685,000       4,685,000
  Las Vegas Special  Local  Improvement  District,  5.125% due 6/1/2011
  (Insured: FSA)                                                            Aa3/AAA       1,600,000       1,605,296
  Reno Hospital  Revenue,  5.25% due 6/1/2014  (Washoe  Medical Center;
  Insured: FSA)                                                             Aa3/AAA       1,000,000       1,019,430
  Reno Hospital  Revenue,  5.25% due 6/1/2016  (Washoe  Medical Center;
  Insured: FSA)                                                             Aa3/AAA       1,100,000       1,099,010
  Reno Hospital  Revenue,  5.25% due 6/1/2018  (Washoe  Medical Center;
  Insured: FSA)                                                             Aa3/AAA       1,000,000         970,980
  Sparks  Redevelopment  Agency  Tax  Allocation,  5.75% due  1/15/2010
  (Insured: Radian)                                                         NR/BBB+       1,000,000       1,004,220
  Sparks  Redevelopment  Agency  Tax  Allocation,  5.75% due  1/15/2011
  (Insured: Radian)                                                         NR/BBB+       1,285,000       1,290,346
New Hampshire -- 0.82%
  Manchester  Housing &  Redevelopment  Authority,  6.05% due  1/1/2012
  (Insured: ACA)                                                            Baa3/NR       1,500,000       1,484,670
  New Hampshire  Health & Educational  Facilities,  5.00% due 10/1/2016
  (Southern NH Health Systems)                                               NR/A-        1,260,000       1,189,415
  New Hampshire  Health & Educational  Facilities,  5.00% due 10/1/2017
  (Southern NH Health Systems)                                               NR/A-        1,000,000         924,890
  New Hampshire  Municipal  Bond Bank,  5.00% due  8/15/2016  (Insured:
  MBIA)                                                                     Aa3/AA        2,985,000       3,316,962
  New Hampshire  Municipal  Bond Bank,  5.00% due  8/15/2017  (Insured:
  MBIA)                                                                     Aa3/AA        3,130,000       3,465,191
New Jersey -- 2.04%
  Hudson County COP, 7.00% due 12/1/2012 (Insured: MBIA)                    Baa1/AA       1,000,000       1,085,070
  Hudson County COP, 6.25% due 12/1/2014 (Insured: MBIA)                    Baa1/AA       1,500,000       1,593,360
  New Jersey EDA, 5.00% due 11/15/2011 (Seabrook Village)                    NR/NR        1,000,000         946,460
  New Jersey EDA, 5.00% due 11/15/2014 (Seabrook Village)                    NR/NR        1,000,000         862,760
  New Jersey EDA Cigarette Tax Revenue,  5.00% due 6/15/2012  (Insured:
  FGIC)                                                                    Baa2/BBB       7,375,000       7,158,839
  New Jersey State Transit  Corp.  COP,  5.25% due 9/15/2013  (Insured:
  AMBAC)                                                                     A1/A         6,000,000       6,213,720
  New Jersey State Transit  Corp.  COP,  5.50% due 9/15/2013  (Insured:
  AMBAC)                                                                     A1/A         7,650,000       8,002,971
New Mexico -- 1.34%
  Albuquerque Airport, 5.50% due 7/1/2013                                    A1/A         1,820,000       1,879,187
  Farmington PCR, 1.10% due 5/1/2024 put 1/2/2009 (LOC:  Barclays Bank)
  (daily demand notes)                                                    VMIG1/A-1+      5,000,000       5,000,000
  Los Alamos County Gross Receipts Tax, 5.50% due 6/1/2017                  A1/AA+        2,365,000       2,552,970
  Los Alamos County Gross Receipts Tax, 5.50% due 6/1/2018                  A1/AA+        2,205,000       2,356,748
  New Mexico  Highway  Commission  Tax,  5.00% due 6/15/2011  (Insured:
  AMBAC) (ETM)                                                              Aa2/AAA       4,865,000       5,249,092
New York -- 4.70%
  Monroe  County IDA,  5.375% due 6/1/2017  (St.  John Fisher  College;
  Insured: Radian)                                                          NR/BBB+       3,910,000       3,649,672
  New York City GO, 1.15% due  11/1/2026  put 1/2/2009  (Insured:  FSA)
  (daily demand notes)                                                      Aa3/A-1       3,080,000       3,080,000
  New York City IDA,  5.00% due 6/1/2010  (Lycee  Francais de New York;
  Insured: ACA)                                                             Baa1/NR       1,175,000       1,170,829
  New York City IDA,  5.25% due 6/1/2011  (Lycee  Francais de New York;
  Insured: ACA)                                                             Baa1/NR       2,215,000       2,196,416
  New York City IDA,  5.25% due 6/1/2012  (Lycee  Francais de New York;
  Insured: ACA)                                                             Baa1/NR       2,330,000       2,275,268
  New York City Municipal Water Finance Authority,  1.30% due 6/15/2032
  put 1/2/2009 (SPA: Dexia Credit local) (daily demand notes)             VMIG1/A-1+      2,505,000       2,505,000
  New York City Municipal Water Finance Authority,  1.17% due 6/15/2033
  put 1/2/2009 (SPA: Dexia Credit Local) (daily demand notes)             VMIG1/A-1+      3,700,000       3,700,000
  New York City Transitional Finance Authority, 5.00% due 11/1/2012         Aa1/AAA       5,000,000       5,431,700
  New York City Transitional Finance Authority, 5.00% due 11/1/2014         Aa1/AAA       2,000,000       2,211,720
  New York State Dormitory Authority,  5.50% due 7/1/2012 (South Nassau
  Community Hospital)                                                       Baa1/NR       1,820,000       1,788,277
  New York State Dormitory Authority,  5.50% due 7/1/2013 (South Nassau
  Community Hospital)                                                       Baa1/NR       1,500,000       1,459,890
  New   York   State   Dormitory   Authority,   5.25%   due   8/15/2013
  (Presbyterian Hospital; Insured: FHA & FSA)                               Aa3/AAA       3,650,000       3,932,072
  New  York  State  Dormitory  Authority,   5.25%  due  11/15/2026  put
  5/15/2012 (Insured: AMBAC)                                                A1/AA-        4,000,000       4,048,760
  New York State Dormitory  Authority Aids Long Term Health Facilities,
  5.00% due 11/1/2012 (Insured: SONYMA)                                     Aa1/NR        2,000,000       2,068,720
  New York State Dormitory  Authority Aids Long Term Health Facilities,
  5.00% due 11/1/2013 (Insured: SONYMA)                                     Aa1/NR        4,600,000       4,758,056
  New York State Dormitory  Authority Aids Long Term Health Facilities,
  5.00% due 11/1/2014 (Insured: SONYMA)                                     Aa1/NR        1,500,000       1,551,540
  New York State Dormitory  Authority Mental Health Services Facilities
  Improvement, 5.00% due 8/15/2010 (Insured: MBIA)                           A1/AA        1,600,000       1,662,304
  New  York  State  Thruway  Authority  Service  Contract,   5.50%  due
  4/1/2013 (Local Highway & Bridge; Insured: XLCA)                          A1/AA-        1,000,000       1,075,530
  Oneida  County IDA,  6.00% due 1/1/2009  (Faxton  Hospital;  Insured:
  Radian)                                                                   NR/BBB+         710,000         710,000
  Port Authority 148th, 5.00% due 8/15/2017 (Insured: FSA)                  Aa3/AAA       4,725,000       5,153,227
  Tobacco Settlement Financing Corp. Asset Backed, 5.25% due 6/1/2013       A1/AA-        3,160,000       3,161,454
  Tobacco Settlement  Financing Corp. Asset Backed,  5.25% due 6/1/2013
  (Insured: XLCA)                                                           A1/AA-        2,000,000       2,000,920
North Carolina -- 3.46%
  Charlotte  Mecklenberg Hospital Authority Health Care Systems,  5.00%
  due 1/15/2016 (Carolinas Health Network)                                  Aa3/AA-       3,420,000       3,502,832
  Charlotte  Mecklenberg Hospital Authority Health Care Systems,  5.00%
  due 1/15/2017 (Carolinas Health Network)                                  Aa3/AA-       2,000,000       2,027,440
  North Carolina Eastern Municipal Power Agency, 5.375% due 1/1/2011       Baa1/BBB+      3,000,000       3,057,720
  North Carolina Eastern Municipal Power Agency, 5.25% due 1/1/2012        Baa1/BBB+        650,000         657,176
  North Carolina Eastern Municipal Power Agency, 5.50% due 1/1/2012        Baa1/BBB+      1,100,000       1,119,745
  North Carolina Eastern Municipal Power Agency, 5.25% due 1/1/2013        Baa1/BBB+      1,055,000       1,062,934
  North Carolina  Eastern  Municipal  Power Agency,  5.00% due 1/1/2016
  (Insured: AMBAC)                                                          Baa1/A        1,700,000       1,645,413
  North Carolina  Eastern  Municipal  Power Agency,  6.00% due 1/1/2018
  (Insured: AMBAC)                                                          Baa1/A        7,500,000       7,510,350
  North Carolina  Eastern  Municipal  Power Agency,  5.25% due 1/1/2019
  (Insured: Assured Guaranty)                                               Aa2/AAA       3,000,000       3,180,960
  North Carolina  Infrastructure  Finance Corp. COP, 5.00% due 2/1/2017
  (Correctional Facilities)                                                 Aa1/AA+       2,400,000       2,567,520
  North Carolina  Medical Care  Commission,  5.00% due 9/1/2013  (Rowan
  Regional Medical Center; Insured: FSA & FHA 242)                          Aa3/AAA       1,000,000       1,026,400
  North Carolina  Municipal Power Agency,  6.00% due 1/1/2010  (Catawba
  Electric; Insured: MBIA)                                                   A2/AA        2,400,000       2,487,288
  North Carolina  Municipal Power Agency,  5.50% due 1/1/2013  (Catawba
  Electric)                                                                  A2/A-        2,505,000       2,689,518
  North Carolina  Municipal Power Agency,  6.375% due 1/1/2013 (Catawba
  Electric)                                                                  A2/A-        1,500,000       1,555,785
  North Carolina  Municipal Power Agency,  5.25% due 1/1/2017  (Catawba
  Electric)                                                                  A2/A-        3,000,000       3,193,290
  North  Carolina  State  Infrastructure  Finance Corp.  COP, 5.00% due
  2/1/2016 (Correctional Facilities)                                        Aa1/AA+       5,000,000       5,399,500
  University  of  North  Carolina  Systems  Pool  Revenue,   5.00%  due
  4/1/2012 (Insured: AMBAC)                                                 Baa1/A        1,030,000       1,122,824
North Dakota -- 0.19%
  Ward  County  Health Care  Facilities,  5.00% due  7/1/2011  (Trinity
  Obligated Group)                                                          NR/BBB+       1,000,000         948,300
  Ward  County  Health Care  Facilities,  5.00% due  7/1/2013  (Trinity
  Obligated Group)                                                          NR/BBB+       1,560,000       1,418,882
Ohio -- 1.84%
  Akron COP, 5.00% due 12/1/2013 (Insured: Assured Guaranty)                NR/AAA        3,000,000       3,258,720
  Akron COP, 5.00% due 12/1/2014 (Insured: Assured Guaranty)                NR/AAA        2,000,000       2,182,800
  Cleveland Cuyahoga County Port Authority, 6.00% due 11/15/2010             NR/NR        1,730,000       1,719,914
  Greater  Cleveland  Regional  Transportation  Authority GO, 5.00% due
  12/1/2015 (Insured: MBIA)                                                 Aa3/NR        1,000,000       1,121,480
  Hudson City GO, 6.35% due 12/1/2011 (Library Improvement)                 Aa1/NR        1,400,000       1,555,092
  Mahoning Valley  Sanitary  District,  5.90% due 11/15/2009  (Insured:
  FSA)                                                                      Aa3/AAA         770,000         803,426
  Montgomery County, 6.00% due 12/1/2009 (Catholic Health Initiatives)      Aa2/AA        2,385,000       2,450,516
  Montgomery County, 6.00% due 12/1/2010 (Catholic Health Initiatives)      Aa2/AA        1,530,000       1,593,097
  Montgomery  County,  4.10% due  10/1/2041  put  11/10/2011  (Catholic
  Health Initiatives)                                                       Aa2/AA        2,500,000       2,566,225
  Ohio  State  Unlimited  Tax  GO,  5.75%  due  6/15/2010  pre-refunded
  6/15/2009                                                                 Aa1/AA+       5,000,000       5,112,650
  Reading  Development,  6.00% due  2/1/2009  (St.  Mary's  Educational
  Institute; Insured: Radian)                                               NR/BBB+         975,000         977,057
Oklahoma -- 0.98%
  Comanche  County  Hospital  Authority,  5.00% due 7/1/2011  (Insured:
  Radian)                                                                   A3/BBB+       1,000,000         983,220
  Comanche  County  Hospital  Authority,  5.25% due 7/1/2015  (Insured:
  Radian)                                                                   A3/BBB+       1,340,000       1,246,294
  Oklahoma  DFA,  5.75% due 6/1/2011  (Oklahoma  Hospital  Association;
  Insured: AMBAC)                                                           Aa3/NR          740,000         807,022
  Oklahoma DFA Health,  5.00% due 8/15/2017  (Integris  Baptist Medical
  Center)                                                                   Aa3/AA-       2,400,000       2,438,352
  Oklahoma  DFA  Hospital,   5.25%  due  12/1/2011   (Duncan   Regional
  Hospital)                                                                  NR/A         1,215,000       1,248,959
  Oklahoma  DFA  Hospital,   5.25%  due  12/1/2012   (Duncan   Regional
  Hospital)                                                                  NR/A         1,330,000       1,359,752
  Oklahoma   State   Industrial   Authority,    6.00%   due   8/15/2010
  pre-refunded 8/15/2009 (Integris Health Systems; Insured: MBIA)           Aa3/AA        2,150,000       2,241,956
  Oklahoma  State  Industrial  Authority,  5.00% due 7/1/2016  (Medical
  Research Foundation)                                                       A1/NR        1,165,000       1,105,573
  Oklahoma  State  Industrial  Authority,  5.25% due 7/1/2017  (Medical
  Research Foundation)                                                       A1/NR        1,075,000       1,019,186
Oregon -- 0.08%
  Oregon  State  Department  Administrative  Services  COP,  5.00%  due
  11/1/2014 (Insured: FGIC)                                                 Aa3/AA        1,000,000       1,070,850
Pennsylvania -- 2.23%
  Allegheny County Hospital Development Authority,  5.00% due 6/15/2018
  (University of Pittsburgh Medical Center)                                 Aa3/AA-       3,000,000       2,981,400
  Chester  County School  Authority,  5.00% due 4/1/2016  (Intermediate
  School; Insured: AMBAC)                                                    NR/A         1,915,000       2,036,852
  Geisinger  Authority Health Systems,  5.50% due 8/15/2009 (Penn State
  Geisinger Health)                                                         Aa2/AA        1,000,000       1,012,370
  Northampton  County IDA,  5.35% due 7/1/2010  (Moravian  Hall Square;
  Insured: Radian)                                                          NR/BBB+       1,200,000       1,200,864
  Pennsylvania  Higher  Educational  Facilities  Authority,  5.00%  due
  6/1/2015                                                                 Baa2/BBB       1,200,000       1,085,160
  Philadelphia Gas Works, 5.00% due 9/1/2014 (Insured: FSA)                 Aa2/AAA       3,000,000       3,029,250
  Philadelphia Gas Works, 5.00% due 9/1/2015 (Insured: FSA)                 Aa2/AAA       3,315,000       3,324,978
  Philadelphia Parking Authority Revenue, 5.00% due 9/1/2016                 A2/A-        1,500,000       1,564,185
  Philadelphia Parking Authority Revenue, 5.00% due 9/1/2017                 A2/A-        1,020,000       1,051,549
  Pittsburgh GO, 5.00% due 9/1/2012 (Insured: MBIA)                         Baa1/AA       3,415,000       3,404,584
  Pittsburgh GO, 5.50% due 9/1/2014 (Insured: AMBAC)                        Baa1/A        2,000,000       2,085,260
  Pittsburgh GO, 5.25% due 9/1/2016 (Insured: FSA)                          Aa3/AAA       3,000,000       3,093,870
  Sayre  HFA,  5.25% due  7/1/2011  (Latrobe  Area  Hospital;  Insured:
  AMBAC) (ETM)                                                              Baa1/A        1,400,000       1,402,758
  Sayre  HFA,  5.25% due  7/1/2012  (Latrobe  Area  Hospital;  Insured:
  AMBAC) (ETM)                                                              Baa1/A        1,000,000         996,850
Rhode Island -- 0.62%
  Providence GO, 5.50% due 1/15/2012 (Insured: FGIC)                         A3/AA        1,880,000       2,011,675
  Rhode  Island  COP,  5.00%  due  10/1/2014  (Providence  Plantations;
  Insured MBIA)                                                              A1/AA        1,000,000       1,070,740
  Rhode Island State  Economic  Development  Corp.,  5.75% due 7/1/2010
  (Providence Place Mall; Insured: Radian)                                  NR/BBB+       1,115,000       1,142,574
  Rhode  Island  State  Health & Education  Building  Corp.,  4.50% due
  9/1/2009 (Butler Hospital; LOC: Bank of America) (ETM)                     NR/NR        1,960,000       2,009,255
  Rhode  Island  State  Health & Education  Building  Corp.,  5.25% due
  7/1/2014 (Memorial Hospital; LOC: Fleet Bank)                             NR/AA+        1,565,000       1,618,773
South Carolina -- 1.56%
  Georgetown  County  Environmental  Improvement,  5.70%  due  4/1/2014
  (International Paper Co.)                                                Baa3/BBB       7,975,000       7,243,134
  Greenville  County School  District,  5.25% due  12/1/2015  (Building
  Equity Sooner Tomorrow)                                                   Aa3/AA        1,000,000       1,082,190
  Greenwood  County  Hospital  Facilities,  5.00% due  10/1/2013  (Self
  Regional Healthcare; Insured: FSA)                                        Aa3/AAA       2,000,000       2,072,480
  Greenwood  Fifty  Facilities  School  District,  5.00% due  12/1/2015
  (Insured: Assured Guaranty)                                               Aa2/AAA       1,000,000       1,094,690
  Greenwood  Fifty  Facilities  School  District,  5.00% due  12/1/2016
  (Insured: Assured Guaranty)                                               Aa2/AAA       1,000,000       1,092,070
  South Carolina Jobs Economic Carealliance, 5.00% due 8/15/2014            Aa3/AAA       4,000,000       4,090,800
  South Carolina Jobs Economic Carealliance, 5.00% due 8/15/2015            Aa3/AAA       3,000,000       3,051,060
South Dakota -- 0.09%
  South Dakota State Health & Educational  Facilities Authority,  5.50%
  due 9/1/2011 (Rapid City Regional Hospital; Insured: MBIA)                 A1/AA        1,100,000       1,116,236
Tennessee -- 1.20%
  Knox County  Health,  Educational,  & Housing  Facilities,  5.00% due
  4/1/2017 (University Health Systems)                                      NR/BBB+       3,130,000       2,595,302
  Tennessee Energy Acquisition Corp., 5.00% due 9/1/2014                    A1/AA-          975,000         858,400
  Tennessee Energy Acquisition Corp., 5.00% due 9/1/2015                    A1/AA-        3,000,000       2,568,390
  Tennessee Energy Acquisition Corp., 5.00% due 2/1/2017                   Baa1/AA-       5,000,000       4,122,350
  Tennessee Energy Acquisition Corp., 5.25% due 9/1/2018                    A1/AA-        5,000,000       4,001,150
  Tennessee Energy Acquisition Corp., 5.25% due 9/1/2020                    A1/AA-        1,450,000       1,108,902
Texas -- 13.09%
  Amarillo Health Facilities Corp.,  5.50% due 1/1/2011 (St.  Anthony's
  Hospital Corp.; Insured: FSA)                                             Aa3/NR        1,350,000       1,399,342
  Austin Community College Public Facilities Corp.,  5.25% due 8/1/2017
  (Round Rock Campus)                                                       Aa3/AA+       1,500,000       1,654,740
  Austin Water & Wastewater, 5.00% due 5/15/2014 (Insured: AMBAC)           Aa3/AA        2,890,000       3,092,329
  Austin Water & Wastewater, 5.00% due 5/15/2015 (Insured: AMBAC)           Aa3/AA        1,520,000       1,627,981
  Bexar County Housing Finance Corp.  Multi Family  Housing,  5.00% due
  1/1/2011 (American Opportunity Housing; Insured: MBIA)                    Baa1/NR       1,230,000       1,181,956
  Brazos River  Authority,  4.90% due  10/1/2015  (Center Point Energy;
  Insured: MBIA)                                                            Baa1/AA       2,415,000       2,006,140
  Clint ISD GO, 5.50% due 2/15/2011 (Guaranty: PSF)                         Aaa/AAA       1,700,000       1,821,516
  Clint ISD GO, 5.50% due 2/15/2012 (Guaranty: PSF)                         Aaa/AAA       1,155,000       1,223,515
  Collin County Limited Tax Improvement GO, 5.00% due 2/15/2016             Aaa/AAA       1,465,000       1,653,399
  Corpus Christi Business & Job Development  Corp.,  5.00% due 9/1/2012
  (Arena Project; Insured: AMBAC)                                            A3/A         1,025,000       1,082,964
  Corpus Christi Utility Systems, 5.50% due 7/15/2009 (Insured: FSA)        Aa3/AAA       4,780,000       4,888,888
  Dallas  County  Texas  Utility  &  Reclamation  District,  5.00%  due
  2/15/2017 (Insured: AMBAC)                                                Baa1/A        1,160,000       1,090,180
  Dallas  County  Texas  Utility  &  Reclamation  District,  5.00%  due
  2/15/2017 (Insured: AMBAC)                                                Baa1/A        1,260,000       1,184,161
  Dallas  County  Texas  Utility  &  Reclamation  District,  5.00%  due
  2/15/2018 (Insured: AMBAC)                                                Baa1/A        1,935,000       1,778,207
  Dallas  County  Texas  Utility  &  Reclamation  District,  5.00%  due
  2/15/2018 (Insured: AMBAC)                                                Baa1/A        2,035,000       1,870,104
  Dallas  County  Texas  Utility  &  Reclamation  District,  5.00%  due
  2/15/2019 (Insured: AMBAC)                                                Baa1/A        2,175,000       1,947,517
  Duncanville ISD GO, 0% due 2/15/2011 (Guaranty: PSF)                      Aaa/AAA       4,945,000       4,663,580
  Duncanville ISD GO, 0% due 2/15/2012 (Guaranty: PSF)                      Aaa/AAA       1,245,000       1,130,460
  Fort  Worth  Water & Sewer,  5.25% due  2/15/2011  (Tarrant  & Denton
  County)                                                                   Aa2/AA        1,390,000       1,475,610
  Grapevine Colleyville ISD GO, 0% due 8/15/2011 (Guaranty: PSF)            Aaa/AAA       7,350,000       6,819,918
  Grapevine GO, 5.25% due 2/15/2012 (Insured: FGIC)                          NR/AA        2,005,000       2,010,373
  Harris County Health Facilities  Development  Corp.  Thermal Utility,
  5.45% due 2/15/2011 (Teco; Insured: AMBAC)                                 Aa3/A        3,000,000       3,066,330
  Harris County Health Facilities  Development  Corp.  Thermal Utility,
  5.00% due 11/15/2015 (Teco; Insured: MBIA)                                Aa3/AA        1,500,000       1,556,655
  Harris County  Hospital  District,  5.75% due 2/15/2011  pre-refunded
  8/15/2010 (Insured: MBIA)                                                  A1/AA       10,000,000      10,636,100
  Harris  County  Hospital  District  Senior Lien,  5.00% due 2/15/2014
  (Insured: MBIA)                                                            A1/AA        1,275,000       1,313,683
  Harris  County  Hospital  District  Senior Lien,  5.00% due 2/15/2017
  (Insured: MBIA)                                                            A1/AA        1,500,000       1,518,285
  Harris  County  Sports  Authority  Senior  Lien,  0%  due  11/15/2010
  (Insured: MBIA)                                                           Baa1/AA       3,260,000       2,988,996
  Houston ISD Public West Side, 0% due 9/15/2014 (Insured: AMBAC)           Aa3/AA        6,190,000       4,974,903
  Hutto ISD GO, 0% due 8/1/2017 (Guaranty: PSF)                             NR/AAA        2,170,000       1,493,351
  Irving ISD GO, 0% due 2/15/2017 (Guaranty: PSF)                           Aaa/AAA       1,000,000         703,700
  Keller ISD GO, 0% due 8/15/2012 (Guaranty: PSF)                           Aaa/AAA       1,250,000       1,113,263
  Laredo GO, 5.00% due 2/15/2018 (Insured: MBIA)                             A1/AA        2,000,000       2,086,520
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2012 (Insured: AMBAC)                                                 A3/A+        1,660,000       1,708,671
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2013 (Insured: AMBAC)                                                 A3/A+        1,745,000       1,790,614
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2014 (Insured: AMBAC)                                                 A3/A+        1,835,000       1,877,719
  Laredo  Sports  Venue  Sales  Refunding  &  Improvement,   5.00%  due
  3/15/2015 (Insured: AMBAC)                                                 A3/A+        1,930,000       1,968,619
  Mesquite ISD GO, 0% due 8/15/2011  pre-refunded  8/15/2010 (Guaranty:
  PSF)                                                                      NR/AAA        1,865,000       1,716,938
  Mesquite ISD GO, 0% due 8/15/2011 (Guaranty: PSF)                         NR/AAA        1,200,000       1,086,636
  Midlothian ISD GO, 0% due 2/15/2009 (Guaranty: PSF) (ETM)                 Aaa/NR          570,000         569,276
  Midlothian ISD GO, 0% due 2/15/2009 (Guaranty: PSF)                       Aaa/NR          630,000         628,948
  Midtown  Redevelopment   Authority,   6.00%  due  1/1/2010  (Insured:
  Radian)                                                                    A3/A-          700,000         711,186
  Midtown  Redevelopment   Authority,   6.00%  due  1/1/2011  (Insured:
  Radian)                                                                    A3/A-          740,000         759,721
  North  Central  Health  Facility  Development,  5.00%  due  5/15/2017
  (Baylor Health Care System)                                               Aa2/AA-       5,000,000       5,007,700
  North East ISD GO, 5.00% due 8/1/2016                                     Aaa/AAA       2,000,000       2,244,940
  North Texas Tollway Authority, 5.50% due 1/1/2038                          A2/A-       12,000,000      11,932,920
  Red River  Authority  PCR,  5.20% due 7/1/2011  (Southwestern  Public
  Service; Insured: AMBAC)                                                  Baa1/A        1,050,000       1,036,970
  Richardson  Refunding & Improvement GO, 5.00% due 2/15/2014 (Insured:
  MBIA)                                                                     Aa1/AAA       3,000,000       3,291,780
  Sam Rayburn Municipal Power Agency, 5.50% due 10/1/2012                  Baa2/BBB-      6,000,000       5,777,460
  Spring Texas ISD GO, 5.00% due 8/15/2028 (Insured: FSA)                   Aa3/AAA      10,000,000      10,118,700
  Tarrant County Cultural Educational Facilities, 5.00% due 8/15/2014       Aa3/AA-       1,180,000       1,213,264
  Tarrant County Cultural Educational Facilities, 5.00% due 8/15/2016       Aa3/AA-       2,280,000       2,322,112
  Tarrant County Cultural Educational Facilities, 5.00% due 8/15/2017       Aa3/AA-       2,000,000       2,015,080
  Tarrant  County  Health  Facilities   Development  Corp.,  6.00%  due
  11/15/2009 (Adventist/Sunbelt Health System) (ETM)                         A1/NR          650,000         679,341
  Tarrant  County  Health  Facilities   Development  Corp.,  6.10%  due
  11/15/2011 pre-refunded 11/15/2010 (Adventist/Sunbelt Health System)       A1/NR          730,000         794,663
  Texas Municipal Power Agency, 0% due 9/1/2013 (Insured: MBIA)             Baa1/AA       1,000,000         836,980
  Texas Municipal Power Agency,  5.00% due 9/1/2017  (Insured:  Assured
  Guaranty)                                                                 Aa2/AAA      10,000,000      10,857,800
  Texas State Affordable  Housing Corp.,  4.85% due 9/1/2012  (Insured:
  MBIA)                                                                     Baa1/AA       1,595,000       1,474,466
  Texas   State   Public   Finance   Authority,   6.00%  due   8/1/2011
  pre-refunded 8/1/2009 (State Preservation; Insured: FSA)                  Aa2/AAA       1,000,000       1,030,990
  Texas State Public Finance Authority,  5.00% due 10/15/2014  (Stephen
  F. Austin University Financing; Insured: MBIA)                             A2/NR        1,305,000       1,397,381
  Texas State Public Finance Authority,  5.00% due 10/15/2015  (Stephen
  F. Austin University Financing; Insured: MBIA)                             A2/NR        1,450,000       1,552,109
  Tomball Hospital Authority, 5.00% due 7/1/2013                            Baa3/NR       1,460,000       1,381,160
  Travis  County  Health  Facilities   Development   Corp.,  5.75%  due
  11/15/2010 (Ascension Health; Insured: MBIA)                              Aa1/AA        2,000,000       2,070,720
  Washington  County Health  Facilities  Development  Corp.,  5.35% due
  6/1/2009 (Trinity Medical Center; Insured: ACA)                            NR/NR          445,000         442,263
  Washington  County Health  Facilities  Development  Corp.,  5.75% due
  6/1/2019 (Trinity Medical Center; Insured: ACA)                            NR/NR        3,840,000       3,001,805
  Weslaco GO Waterworks & Sewer System,  5.25% due 2/15/2019  (Insured:
  MBIA)                                                                     Baa1/AA       2,835,000       2,965,807
  West Harris County  Regional  Water,  5.25% due 12/15/2012  (Insured:
  FSA)                                                                      Aa3/AAA       2,435,000       2,638,736
Utah -- 0.51%
  Intermountain Power Agency Supply, 5.00% due 7/1/2012 (ETM)               Baa1/NR       4,355,000       4,364,494
  Salt Lake County Municipal Building Authority, 5.50% due 10/1/2009        Aa1/AA+       1,500,000       1,550,400
  Utah State Board of Regents  Auxiliary  Systems & Student Fee,  5.00%
  due 5/1/2010                                                               NR/AA          510,000         532,710
Virginia -- 0.67%
  Alexandria IDA, 5.75% due 10/1/2009 (Institute for Defense; Insured:
  AMBAC) (ETM)                                                              Baa1/A        1,130,000       1,172,601
  Alexandria IDA, 5.75% due 10/1/2010 (Institute for Defense;  Insured:
  AMBAC) (ETM)                                                              Baa1/A        1,195,000       1,286,907
  Chesterfield County IDA PCR, 5.50% due 10/1/2009 (VEPCO)                  Baa1/NR       1,500,000       1,502,130
  Norton  IDA  Hospital   Improvement,   5.75%  due  12/1/2012  (Norton
  Community Hospital; Insured: ACA)                                          NR/NR        1,460,000       1,384,241
  Suffolk  Redevelopment  Housing  Authority,  4.85% due  7/1/2031  put
  7/1/2011 (Windsor at Potomac; Collateralized: FNMA)                       Aaa/NR        3,000,000       3,086,070
Washington -- 2.82%
  Chelan County Public Utilities, 0% due 6/1/2014 (Insured: MBIA)           Aa2/AA        2,000,000       1,607,000
  Energy Northwest Washington Electric, 5.00% due 7/1/2017 (Number 3)       Aaa/AA-       5,470,000       6,018,477
  Snohomish  County  Public  Utilities  District,  5.00% due  12/1/2015
  (Insured: FSA)                                                            Aa3/AAA       5,015,000       5,455,618
  Washington State GO, 0% due 1/1/2018 (Insured: FGIC)                      Aa1/AA+       4,000,000       2,682,280
  Washington State GO, 0% due 1/1/2019 (Insured: FGIC)                      Aa1/AA+       3,000,000       1,877,880
  Washington  State  Health  Care  Facilities   Authority,   6.75%  due
  12/1/2011 (Group Health CO-OP Puget Sound)                                Baa1/NR       2,060,000       2,059,773
  Washington  State  HFA,  5.50% due  12/1/2009  (Providence  Services;
  Insured: MBIA) (ETM)                                                      Baa1/AA       1,500,000       1,565,145
  Washington State HFA, 5.00% due 7/1/2013 (Overlake  Hospital;  Credit
  Support: Assured Guaranty)                                                Aa2/AAA       1,000,000       1,026,310
  Washington State HFA, 5.25% due 8/1/2018 (Insured: FSA 242)                NR/AA        8,095,000       8,227,515
  Washington  State  Public Power  Supply  Systems,  5.40% due 7/1/2012
  (Nuclear Number 2; Insured: FSA)                                          Aaa/AAA       1,300,000       1,421,394
  Washington  State  Public  Power  Supply  Systems,  0%  due  7/1/2013
  (Nuclear Number 3; Insured: MBIA-IBC)                                     Aaa/AA        1,760,000       1,502,917
  Washington  State  Public  Power  Supply  Systems,  0%  due  7/1/2015
  (Nuclear Number 3; Insured: MBIA-IBC)                                     Aaa/AA        3,000,000       2,335,410
West Virginia -- 0.62%
  Kanawha,  Mercer,  Nicholas  Counties Single Family Mortgage,  0% due
  2/1/2015 pre-refunded 2/1/2014                                            Aaa/NR        2,260,000       1,726,256
  Monongalia County Community Hospital,  5.25% due 7/1/2020 (Monongalia
  General Hospital)                                                         NR/BBB+       5,000,000       4,246,150
  West  Virginia  EDA  PCR,  4.85%  due  5/1/2019   (Appalachian  Power
  Company)                                                                 Baa2/BBB       1,000,000         942,480
  West Virginia EDA PCR, 4.85% due 5/1/2019 (Pollution Control)            Baa2/BBB       1,000,000         942,480
Wisconsin -- 1.24%
  Bradley PCR, 6.75% due 7/1/2009 (Owens Illinois Solid Waste) (ETM)         NR/B         1,500,000       1,545,060
  Wisconsin State Health & Educational Facilities Authority,  5.40% due
  8/15/2013 (Sorrowful Mother Corp.; Insured: MBIA)                        Baa1/AAA       4,000,000       3,999,760
  Wisconsin State Health & Educational Facilities Authority,  5.50% due
  8/15/2019 (Sorrowful Mother Corp.; Insured: MBIA)                         Baa1/AA      11,000,000      10,124,950
Wyoming -- 0.27%
  West Park Hospital District, 5.90% due 7/1/2010 (Insured: ACA)             NR/NR          975,000         969,911
  Wyoming Farm Loan Board, 0% due 4/1/2009                                  NR/AA+        2,500,000       2,488,125


TOTAL INVESTMENTS -- 96.53% (Cost $1,236,125,077)                                                   $ 1,223,989,645


OTHER ASSETS LESS LIABILITIES -- 3.47%                                                                   43,963,778


NET ASSETS -- 100.00%                                                                               $ 1,267,953,423

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.

Notes to Schedule of Investments:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments) The inputs or methodology used for valuing an investment are not necessarily indications of liquidity or the risk associated with the investment

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

                                                                      Investments in            Investments in Other
                                                                        Securities             Financial Instruments*
Valuation Inputs
Level 1 - Quoted Prices in Active Markets for Identical Assets        $            -            $                   -
Level 2 - Significant Other Observable Inputs                          1,223,989,645
Level 3 - Significant Unobservable Inputs                                          -                                -

Total                                                                 $1,223,989,645            $                   -

*Other financial instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
COP        Certificates of Participation
DFA        Development Finance Authority
EDA        Economic Development Authority
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GO         General Obligation
GRT        Gross Receipts Tax
HFA        Health Facilities Authority
HUD        Department of Housing & Urban Development
IDA        Industrial Development Authority
ISD        Independent School District
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Investors Assurance
MBIA-IBC   Insured by Municipal Bond Investors Assurance - Insured
           Bond Certificates
PCR        Pollution Control Revenue Bond
PSF        Guaranteed by Permanent School Fund
RADIAN     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
USD        Unified School District
XLCA       Insured by XL Capital Assurance


SCHEDULE OF INVESTMENTS                                                                                (UNAUDITED)

Thornburg California Limited Term Municipal Fund                                                    December 31, 2008

CUSIPS: CLASS A - 885-215-426, CLASS C - 885-215-418, CLASS I - 885-215-392
NASDAQ SYMBOLS: CLASS A - LTCAX, CLASS C - LTCCX, CLASS I - LTCIX
                                                                         Credit Rating+    Principal
Issuer-Description                                                          Moody's/S&P      Amount             Value

ABAG  Finance  Authority,  4.75% due  10/1/2011  (California  School of
Mechanical Arts)                                                            A3/NR      $    435,000  $        445,784
ABAG  Finance  Authority,  4.75% due  10/1/2012  (California  School of
Mechanical Arts)                                                            A3/NR           455,000           462,940
Alameda County COP, 5.375% due 12/1/2010 (Insured: MBIA)                    A2/NR         2,000,000         2,062,820
Alameda  County COP,  5.625% due 12/1/2016  (Santa Rita Jail;  Insured:
AMBAC)                                                                    Baa1/AA-        1,830,000         2,085,139
Alvord USD GO, 5.25% due 2/1/2014 (Insured: MBIA)                          Baa1/AA        1,150,000         1,245,450
Bay Area Toll Bridge Revenue, 5.00% due 4/1/2016                           Aa3/AA         2,075,000         2,307,483
California HFA, 5.00% due 11/15/2011 (Cedars Sinai Medical Center)          A2/NR         1,000,000         1,017,730
California HFA, 5.25% due 10/1/2013 (Providence Health) (1)                Aa2/AA           650,000           675,948
California HFA, 6.00% due 10/1/2018 (Providence Health)                    Aa2/AA           500,000           535,975
California HFA, 5.125% due 7/1/2022 (Catholic Healthcare West)              A2/A          2,500,000         2,143,775
California Housing Finance Agency,  4.85% due 8/1/2016  (Insured:  FSA)
(AMT)                                                                      Aa2/AAA        1,000,000           958,360
California Housing Finance Agency, 9.875% due 2/1/2017                     Aa2/AA-        1,345,000         1,349,640
California Housing Finance Agency,  5.00% due 8/1/2017  (Insured:  FSA)
(AMT)                                                                      Aa2/AAA          980,000           942,309
California Housing Finance Agency,  5.125% due 8/1/2018 (Insured:  FSA)
(AMT)                                                                      Aa2/AAA        1,000,000           952,690
California Mobile Home Park Financing  Authority,  4.75% due 11/15/2010
(Rancho Vallecitos; Insured: ACA)                                           NR/NR           500,000           481,040
California Mobile Home Park Financing  Authority,  5.00% due 11/15/2013
(Rancho Vallecitos; Insured: ACA)                                           NR/NR           570,000           506,907
California PCR Authority,  5.90% due 6/1/2014 (San Diego Gas & Electric
Project)                                                                    A2/A          2,500,000         2,510,425
California  PCR  Authority  Solid Waste  Disposal,  6.75% due  7/1/2011
(ETM)                                                                      Aaa/NR         1,470,000         1,572,003
California  PCR  Authority  Solid Waste  Disposal,  5.25% due  6/1/2023
(AMT)                                                                     Baa3/BBB        2,000,000         1,471,740
California State Department of  Transportation  COP, 5.25% due 3/1/2016
(Insured: MBIA)                                                             A2/AA         2,000,000         2,009,700
California State GO, 6.60% due 2/1/2010 (Insured: MBIA)                     A1/AA           560,000           582,249
California State GO, 5.75% due 10/1/2010 (Insured: FSA)                    Aa3/AAA        1,000,000         1,046,120
California State GO, 5.50% due 3/1/2012 (School Improvements;  Insured:
FGIC-TCRS)                                                                  A1/A+           230,000           230,964
California State GO, 6.25% due 9/1/2012                                     A1/A+         3,000,000         3,207,330
California State GO Veterans Bonds, 9.50% due 2/1/2010 (Insured: MBIA)      A1/AA         1,000,000         1,070,260
California State Public Works Board Lease,  5.50% due 6/1/2010 (Various
Universities)                                                              Aa2/AA-          780,000           791,762
California   State  Public  Works  Board  Lease,   5.00%  due  1/1/2015
(Department of Corrections; Insured: AMBAC)                                 A2/A          2,000,000         2,072,280
California  State  Public  Works  Board  Lease,   5.00%  due  11/1/2015
(Various Universities)                                                     Aa2/AA-        1,000,000         1,084,520
California  Statewide  Community  Development   Authority,   5.25%  due
8/1/2014 (EAH-East Campus Apartments; Insured: ACA)                        Baa1/NR        1,215,000         1,172,912
California  Statewide  Community  Development   Authority,   5.50%  due
8/15/2014 (Enloe Medical Center; Insured: CA Mtg. Insurance)                NR/A+           750,000           762,367
California  Statewide  Community  Development   Authority,   4.70%  due
11/1/2036 put 6/1/2009 (Kaiser Permanente)                                  NR/A+         2,000,000         2,015,700
California  Statewide  Community  Development  Authority COP, 6.50% due
8/1/2012 (Cedars Sinai Center Hospital; Insured: MBIA)                      A2/AA           550,000           583,407
California  Statewide  Community  Development  Authority COP, 5.30% due
12/1/2015 (Kaiser Permanente) (ETM)                                        Aa3/AAA        2,785,000         2,889,772
Central Union High School District Imperial County,  5.00% due 8/1/2012
(Insured: FGIC)                                                             NR/AA           830,000           881,975
Cerritos  California  Public Financing  Authority,  5.00% due 11/1/2014
(Tax Allocation Redevelopment; Insured: AMBAC) (1)                         Baa1/A         1,260,000         1,259,282
Corona Norco USD GO, 0% due 9/1/2017 (Insured: FSA)                        Aa3/AAA        1,595,000         1,077,263
Daly City Housing  Development  Financing Agency,  5.00% due 12/15/2019
(Franciscan Mobile Home Park)                                               NR/A-         1,815,000         1,490,641
Desert Sands USD COP, 5.25% due 3/1/2014 (School Improvements)              A2/A+         1,745,000         1,850,904
El  Monte  COP  Department  of  Public  Services,  5.00%  due  1/1/2009
(Insured: AMBAC)                                                            A3/A+           955,000           955,000
Escondido USD GO, 6.10% due 11/1/2011 (Insured: MBIA)                      Baa1/AA          500,000           506,960
Fillmore  Public  Financing   Authority,   5.00%  due  5/1/2016  (Water
Recycling; Insured: CIFG)                                                  Baa2/A           735,000           719,381
Fresno USD GO, 5.00% due 8/1/2009 (Insured: FSA) (ETM)                     Aa3/AAA          545,000           546,744
Golden  State  Tobacco  Sec.  Corp.,  5.50% due  6/1/2043  pre-refunded
6/1/2013                                                                   Aaa/AAA        2,000,000         2,225,460
High Desert California Memorial Health Care, 5.40% due 10/1/2011            NR/NR         1,920,000         1,835,923
Kern High School District GO, 7.00% due 8/1/2010 (ETM)                     Baa1/NR          165,000           180,162
Lindsay USD COP, 5.75% due 10/1/2017 (Insured: Assured Guaranty) (2)       NR/AAA         1,160,000         1,163,283
Lindsay USD COP, 6.00% due 10/1/2018 (Insured: Assured Guaranty) (2)       NR/AAA           680,000           684,162
Los  Angeles  Community   Redevelopment   Agency,  5.00%  due  7/1/2009
(Cinerama Dome Public Parking; Insured: ACA)                                NR/NR           835,000           819,135
Los  Angeles  Community   Redevelopment   Agency,  5.75%  due  7/1/2010
(Cinerama Dome Public Parking; Insured: ACA)                                NR/NR           435,000           415,221
Los  Angeles  Convention  &  Exhibition  Center  Authority,  5.00%  due
8/15/2016                                                                  A1/AA-         2,000,000         2,160,480
Los Angeles COP, 5.00% due 2/1/2012 (Insured: MBIA)                         A1/AA         1,400,000         1,480,612
Los Angeles  County  Schools,  5.00% due  6/1/2016  (Pooled  Financing;
Insured: MBIA)                                                             Baa1/AA        1,000,000           978,640
Los Angeles  County  Schools,  5.00% due  6/1/2017  (Pooled  Financing;
Insured: MBIA)                                                             Baa1/AA        1,010,000           966,065
Los Angeles  Department of Airports,  5.50% due 5/15/2018  (Los Angeles
Intl.)                                                                     Aa3/AA         2,000,000         1,937,300
Los Angeles  Department  of Water & Power  Series A, 5.25% due 7/1/2011
(Insured: MBIA)                                                            Aa3/AA         3,000,000         3,199,500
Los Angeles USD GO, 5.50% due 7/1/2012 (Insured: MBIA)                     Aa3/AA         2,500,000         2,745,450
Milpitas  California  Redevelopment  Agency Tax  Allocation  Area No 1,
5.00% due 9/1/2015 (Insured: MBIA)                                         Baa1/AA        2,000,000         1,984,560
Mojave USD COP, 0% due 9/1/2017 (Insured: FSA)                             NR/AAA         1,045,000           669,155
Mojave USD COP, 0% due 9/1/2018 (Insured: FSA)                             NR/AAA         1,095,000           641,232
Moorpark  Mobile  Home Park,  5.80% due  5/15/2010  (Villa Del  Arroyo;
Insured: ACA)                                                               NR/NR           525,000           516,175
Norwalk  California  Redevelopment  Agency  Tax  Allocation,  5.00% due
10/1/2014 (Insured: MBIA)                                                  Baa1/AA          625,000           624,800
Oxnard Financing  Authority Solid Waste,  5.00% due 5/1/2013  (Insured:
AMBAC) (AMT)                                                               Baa1/A         2,115,000         2,071,368
Pomona USD GO, 6.10% due 2/1/2010 (Insured: MBIA)                          Baa1/AA          320,000           331,923
Port  Oakland,  5.75% due  11/1/2012  (Airport  & Marina  Improvements;
Insured: FGIC)                                                              A1/AA         4,425,000         4,426,062
Richmond Joint Powers  Financing  Authority  Lease & Gas Tax, 5.25% due
5/15/2013                                                                   NR/A            475,000           475,375
Riverside County Palm Desert Financing Authority, 5.00% due 5/1/2013       A2/AA-         1,000,000         1,043,290
Roseville Natural Gas Financing Authority, 5.00% due 2/15/2017              A2/A          1,000,000           831,530
Sacramento City Financing Authority, 0% due 11/1/2014 (Insured: MBIA)      Baa1/AA        3,310,000         2,514,640
Sacramento County Sanitation  District Financing  Authority,  5.75% due
12/1/2009                                                                  Aa3/AA           560,000           583,783
San  Bernardino  County  Community  Facilities   District,   5.10%  due
9/1/2011                                                                    NR/NR           190,000           181,815
San  Bernardino  County  Community  Facilities   District,   5.20%  due
9/1/2012                                                                    NR/NR           205,000           191,534
San  Bernardino  County  Community  Facilities   District,   5.30%  due
9/1/2013                                                                    NR/NR           300,000           275,352
San Bernardino  County Multi Family  Housing,  4.75% due 12/15/2031 put
12/15/2011 (Rolling Ridge LLC; Collateralized: FNMA)                       Aaa/NR         3,100,000         3,211,290
San Bernardino  County  Transportation  Authority  Sales Tax, 6.00% due
3/1/2010 (Insured: FGIC) (ETM)                                              NR/NR           380,000           392,772
San Diego County COP, 5.625% due 9/1/2012 (Insured: AMBAC)                 Baa1/A           550,000           556,990
San Diego  County  COP  Developmental  Services  Foundation,  5.50% due
9/1/2017                                                                   Baa1/NR        2,000,000         1,643,380
San Francisco,  5.00% due 6/15/2014  (Laguna Honda  Hospital;  Insured:
FSA)                                                                       Aa2/AAA        2,320,000         2,531,120
San   Francisco   City  &   County   Airports,   6.50%   due   5/1/2019
(International Airport)                                                     A1/A          1,480,000         1,484,499
San  Francisco  City & County  Redevelopment  Agency,  0% due  7/1/2010
(George R Moscone Convention Center)                                       A1/AA-         1,380,000         1,309,634
San  Joaquin  Delta  Community  College  District  GO, 0% due  8/1/2019
(Insured: FSA)                                                             Aa3/AAA        5,000,000         2,894,850
San Jose  Evergreen  Community  College  District  GO, 0% due  9/1/2011
crossover refunded 9/1/2010 (Insured: AMBAC)                               Aa2/AA-        2,200,000         1,997,050
San Mateo Flood Control  District COP, 5.25% due 8/1/2017 (Colma Creek;
Insured: MBIA)                                                             Baa1/AA        1,000,000         1,012,010
San Mateo USD GO, 0% due 9/1/2019 (Insured: FGIC)                          Aa3/AA         2,000,000         1,187,540
Seal Beach Redevelopment  Agency Mobile Home Park, 5.20% due 12/15/2013
(Insured: ACA)                                                              NR/NR           575,000           528,603
Southeast Resource Recovery Facilities Authority,  5.375% due 12/1/2013
(Insured: AMBAC) (AMT)                                                      A2/A+         1,060,000         1,050,937
Southern   California  Public  Power  Authority,   5.15%  due  7/1/2015
(Insured: AMBAC)                                                            Aa3/A           350,000           387,776
Southern   California  Public  Power  Authority,   5.15%  due  7/1/2015
(Insured: AMBAC)                                                            Aa3/A           250,000           276,983
Val Verde USD COP, 5.00% due 1/1/2014 (Insured: FGIC) (ETM)                 NR/NR           445,000           509,360
Victorville  Redevelopment  Agency,  5.00% due  12/1/2014  (Bear Valley
Road Special; Insured: FSA)                                                Aa3/AAA          300,000           312,270
Walnut Valley USD GO, 8.75% due 8/1/2010 (Insured: MBIA) (ETM)             Baa1/AA        1,000,000         1,118,720
Washington Township Health Care District, 5.00% due 7/1/2009                A3/NR           450,000           453,118
Washington  USD COP,  5.00% due  8/1/2017  (New High  School;  Insured:
AMBAC)                                                                     Baa1/A           725,000           692,121
Whittier Solid Waste, 5.375% due 8/1/2014 (Insured: AMBAC)                 Baa1/A         1,000,000         1,002,140


TOTAL INVESTMENTS --97.20%(Cost $ 117,020,511)                                                       $    115,242,801


OTHER ASSETS LESS LIABILITIES -- 2.80%                                                                      3,315,629


NET ASSETS -- 100.00%                                                                                $    118,558,430

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.

(1) Segregated as collateral for a when-issued security.

(2) When-issued security.

NOTES TO SCHEDULE OF INVESTMENTS

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments) The inputs or methodology used for valuing an investment are not necessarily indications of liquidity or the risk associated with the investment.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

                                                                      Investments in            Investments in Other
                                                                        Securities             Financial Instruments*
Valuation Inputs
Level 1 - Quoted Prices in Active Markets for Identical Assets        $            -            $                   -
Level 2 - Significant Other Observable Inputs                            115,242,801                                -
Level 3 - Significant Unobservable Inputs                                          -                                -

Total                                                                 $  115,242,801            $                   -

*Other financial instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.

To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GO         General Obligation
HFA        Health Facilities Authority
MBIA       Insured by Municipal Bond Investors Assurance
PCR        Pollution Control Revenue Bond
USD        Unified School District


SCHEDULE OF INVESTMENTS                                                                              (UNAUDITED)

Thornburg Intermediate Municipal Fund                                                             December 31, 2008

CUSIPS: CLASS A - 885-215-202, CLASS C - 885-215-780, CLASS I - 885-215-673
NASDAQ SYMBOLS: CLASS A - THIMX, CLASS C - THMCX, CLASS I - THMIX

                                                                         Credit Rating+    Principal
Issuer-Description                                                          Moody's/S&P      Amount           Value

Alabama -- 0.65%
  Lauderdale County & Florence City Health Care Authority, 5.75% due
  7/1/2013 (Coffee Health; Insured: MBIA)                                   Baa1/AA    $  1,600,000  $    1,604,416
  University of Alabama at Birmingham Hospital Revenue Series A, 5.25%
  due 9/1/2025                                                               A1/A+        2,000,000       1,595,060
Alaska -- 0.64%
  Alaska Municipal Bond Bank, 5.00% due 10/1/2017 (Insured: FGIC)            A1/AA        2,470,000       2,572,233
  Anchorage GO, 6.00% due 10/1/2012 (Insured: MBIA/FGIC)                     NR/AA          500,000         531,925
Arizona -- 2.42%
  Chandler IDA, 4.375% due 12/1/2035 (Intel Corp.)                           A1/NR        1,000,000         962,260
  Mohave County IDA, 7.25% due 5/1/2015 (Mohave Prison LLC)                 NR/BBB+       4,740,000       4,610,882
  Phoenix Civic Improvement Corp., 5.00% due 7/1/2017 (Insured: MBIA)       Aa3/AA        1,000,000       1,101,040
  Pima County IDA, 6.70% due 7/1/2021 (Arizona Charter Schools)             Baa3/NR       2,635,000       2,203,677
  Salt Verde Financial Corp. Gas Revenue, 5.25% due 12/1/2022                A2/A         2,000,000       1,451,760
  Salt Verde Financial Corp. Gas Revenue, 5.25% due 12/1/2028                A2/A           500,000         347,405
  Tucson GO, 9.75% due 7/1/2012 (ETM)                                        NR/AA          400,000         504,676
  Tucson GO, 9.75% due 7/1/2013 (ETM)                                        NR/AA          500,000         663,300
California -- 3.45%
  California HFA, 5.125% due 7/1/2022 (Catholic Healthcare West)             A2/A         1,000,000         970,450
  California State Public Works Board Lease, 5.00% due 6/1/2017
  (Regents of University of California; Insured: FGIC)                      Aa2/AA        2,000,000       2,179,400
  California Statewide Community Development Authority, 6.25% due
  8/15/2028 (Enloe Medical Center; Insured: CA Mtg Insurance)                NR/A+        1,050,000         970,756
  El Camino Hospital District, 6.25% due 8/15/2017 (ETM)                    Baa1/A        1,000,000       1,165,500
  Golden West Schools Financing Authority, 0% due 8/1/2018 (Insured:
  MBIA)                                                                     Baa1/AA       2,140,000       1,240,023
  Los Angeles Regional Airport  Improvement  Corp.,  5.00% due 1/1/2017
  (LAX Fuel Corp.; Insured: FSA) (AMT)                                      Aa3/AAA       1,120,000       1,054,402
  Mojave USD COP, 0% due 9/1/2021 (Insured: FSA)                            NR/AAA        1,095,000         490,418
  Mojave USD COP, 0% due 9/1/2023 (Insured: FSA)                            NR/AAA        1,100,000         419,617
  Redwood City Redevelopment Project, 0% due 7/15/2023 (Insured:
  AMBAC)                                                                    Baa1/A        2,060,000         792,441
  San Francisco City & County Airports, 6.50% due 5/1/2019
  (International Airport)                                                    A1/A         2,000,000       2,006,080
  San Jose USD COP, 5.00% due 6/1/2021 (Insured: FGIC)                       NR/AA        1,580,000       1,520,939
  San Mateo USD GO, 0% due 9/1/2019 (Insured: FGIC)                         Aa3/AA        3,000,000       1,781,310
  Victor Elementary School District GO, 0% due 8/1/2025 (Insured:
  FGIC)                                                                      A2/AA        1,535,000         549,469
  Washington USD, 5.00% due 8/1/2022 (New High School; Insured: AMBAC)      Baa1/A        2,010,000       1,721,082
Colorado -- 5.47%
  Adams  County, 5.00% due 8/1/2014  (Platte Valley Medical Center;
  Insured: FHA 242; MBIA)                                                    NR/AA        1,000,000       1,021,440
  Adams County Communication Center COP, 5.75% due 12/1/2016                Baa1/NR       1,265,000       1,274,918
  Arvada IDRB, 5.60% due 12/1/2012 (Wanco Inc.; LOC: US Bank N.A.)
  (AMT)                                                                      NR/NR          370,000         349,694
  Central Platte Valley Metropolitan District, 5.15% due 12/1/2013
  pre-refunded 12/1/2009                                                    NR/AAA        1,000,000       1,050,200
  Central Platte Valley Metropolitan District GO, 5.00% due 12/1/2031
  put 12/1/2009 (LOC: BNP Paribas)                                          NR/AA+        3,995,000       4,087,045
  Colorado Educational & Cultural Facilities, 5.25% due 8/15/2019
  (Peak to Peak Charter School; Insured: XLCA)                               NR/A         1,475,000       1,500,886
  Denver City & County Airport, 5.50% due 11/15/2015 (Insured: FGIC)         A1/AA        5,000,000       4,856,650
  Denver City & County Housing Authority, 5.20% due 11/1/2027 (Three
  Towers Rehabilitation; Insured: FSA) (AMT)                                Aa3/NR        2,555,000       2,036,769
  El Paso County School District GO, 7.10% due 12/1/2013 (State Aid
  Withholding)                                                              Aa3/AA-         500,000         593,925
  Madre Metropolitan District GO, 5.375% due 12/1/2026                       NR/NR        2,220,000       1,112,420
  Murphy Creek Metropolitan District GO, 6.00% due 12/1/2026                 NR/NR        2,000,000       1,285,420
  North Range Metropolitan District GO, 5.00% due 12/15/2021 (Insured:
  ACA)                                                                       NR/NR        1,500,000       1,007,130
  Northwest Parkway Public Highway Authority Senior Convertible C, 0%
  due 6/15/2014 (Insured: FSA) (ETM)                                        Aa3/AAA       1,005,000         988,558
  Plaza Metropolitan District Public Improvement Fee/Tax Increment,
  7.70% due 12/1/2017                                                        NR/NR        2,500,000       2,205,725
  Public Authority For Colorado Energy Gas Revenue, 6.125% due
  11/15/2023 (Guaranty: Merrill Lynch)                                       A2/A         2,000,000       1,629,100
  Southlands Metropolitan District GO, 7.00% due 12/1/2024
  pre-refunded 12/1/2014                                                    NR/AAA        1,370,000       1,710,925
Delaware -- 0.27%
  Delaware State HFA, 5.25% due 5/1/2016 (Nanticoke Memorial Hospital;
  Insured: Radian)                                                          NR/BBB+       1,500,000       1,294,530
District Of Columbia -- 2.31%
  District of Columbia Association of American Medical Colleges,  5.00%
  due 2/15/2017 (Insured: AMBAC)                                            Aa2/AA        1,000,000       1,059,400
  District of Columbia COP, 5.25% due 1/1/2014 (Insured: FGIC)               A2/AA        2,000,000       2,116,000
  District of Columbia COP, 5.00% due 1/1/2020 (Insured: FGIC)               A2/AA        3,900,000       3,822,507
  District of Columbia COP, 5.00% due 1/1/2023 (Insured: FGIC)               A2/AA        1,000,000         932,190
  District of Columbia GO, 6.00% due 6/1/2015 (Insured: MBIA)                A1/AA        3,000,000       3,377,130
Florida -- 12.41%
  Broward County Housing Finance Authority Multi Family Housing, 5.40%
  due 10/1/2011 (Pembroke Park Apartments; Guaranty: Florida Housing
  Finance Corp.) (AMT)                                                       NR/NR          325,000         326,856
  Broward County School Board COP, 5.00% due 7/1/2020 (Insured: FSA)        Aa3/AAA       1,000,000       1,008,400
  Collier County Housing Finance Authority Multi Family, 4.90% due
  2/15/2032 put 2/15/2012 (Goodlette Arms; Collateralized: FNMA)            Aaa/NR        1,000,000       1,029,030
  Crossings at Fleming Island Community Development, 5.60% due
  5/1/2012 (Insured: MBIA)                                                  Baa1/AA       1,405,000       1,407,009
  Enterprise Community Development District Assessment Bonds, 6.00%
  due 5/1/2010 (Insured: MBIA)                                              Baa1/AA         595,000         596,732
  Escambia County HFA, 5.125% due 10/1/2014 (Baptist  Hospital/Baptist
  Manor)                                                                   Baa1/BBB-      1,000,000         931,850
  Escambia County HFA, 5.95% due 7/1/2020 (Florida Health Care
  Facility Loan; Insured: AMBAC)                                            Baa1/NR       2,860,000       2,821,390
  Flagler County School Board COP, 5.00% due 8/1/2020 (Insured: FSA)        Aa3/AAA       2,560,000       2,585,472
  Florida Board of Education GO Capital Outlay, 9.125% due 6/1/2014         Aa1/AAA         905,000       1,029,374
  Florida Board of Education GO Capital Outlay, 5.75% due 6/1/2018          Aa1/AAA       1,460,000       1,532,985
  Florida Housing Finance Corp., 5.40% due 4/1/2014 pre-refunded
  10/1/2010 (Augustine Club Apartments; Insured: MBIA)                      Aaa/NR          415,000         451,918
  Florida Housing Finance Corp. Homeowner Mtg, 4.80% due 1/1/2016           Aa1/AA+         270,000         271,293
  Florida Municipal Loan Council, 5.00% due 10/1/2024 (Insured: MBIA)       Baa1/AA       2,235,000       2,106,845
  Florida State Department of Children & Families COP, 5.00% due
  10/1/2018 (South Florida Evaluation Treatment)                            NR/AA+        2,090,000       2,129,626
  Florida State Department of Children & Families COP, 5.00% due
  10/1/2019 (South Florida Evaluation Treatment)                            NR/AA+        2,255,000       2,268,553
  Florida State Department of Environmental Protection, 5.00% due
  7/1/2017 (Florida Forever; Insured: FGIC)                                  A1/AA        1,000,000       1,055,750
  Greater Orlando Aviation Authority, 5.25% due 10/1/2017 (Insured:
  FSA) (AMT)                                                                Aa3/AAA       5,000,000       4,769,350
  Highlands County HFA, 5.00% due 11/15/2019 (Adventist Health
  Hospital)                                                                  A1/A+        1,100,000       1,007,237
  Highlands County HFA, 5.00% due 11/15/2019 (Adventist Health
  Hospital)                                                                  A1/A+          875,000         801,211
  Hillsborough County Assessment Capacity, 5.00% due 3/1/2017
  (Insured: FGIC)                                                            A3/AA        1,000,000         971,350
  Hillsborough County IDA PCR, 5.10% due 10/1/2013 (Tampa  Electric
  Co.)                                                                     Baa2/BBB-      1,000,000         916,050
  Hillsborough County IDA PCR, 5.65% due 5/15/2018 (Tampa  Electric
  Co.)                                                                     Baa2/BBB-      2,000,000       1,896,680
  Hollywood Community Redevelopment Agency, 5.00% due 3/1/2021
  (Insured: XLCA)                                                            NR/NR        3,000,000       2,423,250
  Jacksonville HFA Hospital, 5.75% due 8/15/2014 pre-refunded
  8/15/2011                                                                  NR/NR        1,000,000       1,033,770
  Manatee County Florida, 5.00% due 10/1/2016 (Insured: AMBAC)              Aa3/AA-       1,000,000       1,071,650
  Marion County Hospital District, 5.00% due 10/1/2022 (Munroe
  Regional Health)                                                           A2/NR        1,000,000         781,160
  Miami Dade County GO, 6.25% due 7/1/2026 (Building Better
  Communities)                                                              Aa3/AA-       2,130,000       2,230,941
  Miami Dade County School Board COP, 5.00% due 10/1/2021 (Insured:
  AMBAC)                                                                     A3/A         3,035,000       2,910,929
  Miami Dade County School Board COP, 5.25% due 5/1/2022 (Insured:
  Assured Guaranty)                                                         Aa2/AAA       2,600,000       2,597,322
  Miami GO, 5.375% due 9/1/2015 (Insured: MBIA)                              A2/AA        1,000,000       1,071,630
  Orange County HFA, 6.25% due 10/1/2013 (Orlando Regional Hospital;
  Insured: MBIA)                                                             A2/AA          440,000         455,998
  Orange County HFA, 5.125% due 6/1/2014 (Mayflower Retirement;
  Insured: Radian)                                                          NR/BBB+       1,000,000         928,940
  Orange County HFA, 6.25% due 10/1/2016 (Orlando Regional Hospital;
  Insured: MBIA)                                                             A2/AA          280,000         285,995
  Orange  County HFA, 6.375% due 11/15/2020 pre-refunded 11/15/2010
  (Adventist Health Systems)                                                 A1/NR        1,000,000       1,097,530
  Port Everglades Authority, 5.00% due 9/1/2016 (Insured: FSA)              Aa3/AAA       5,635,000       5,610,770
  South Miami HFA, 5.00% due 8/15/2022 (Baptist Health Group)               Aa3/AA-       1,500,000       1,389,285
  Tampa  Bay  Water  Utilities  System  Revenue,  5.50%  due  10/1/2022
  (Insured: FGIC)                                                           Aa3/AA+       2,750,000       2,901,305
  Tampa Health  Systems,  5.50% due 11/15/2013  (Baycare  Health Group;
  Insured: MBIA)                                                            Aa3/AA        1,050,000       1,047,575
  University  of  Central  Florida  COP  Convocation  Corp.,  5.00% due
  10/1/2019 (Insured: FGIC)                                                  A1/A+        1,135,000         882,724
Georgia -- 1.22%
  Atlanta Airport Revenue Series B, 6.00% due 1/1/2018 (Insured:  FGIC)
  (AMT)                                                                      A1/AA        1,000,000         975,620
  Atlanta  Tax  Allocation,  5.00%  due  12/1/2015  (Atlantic  Station;
  Insured: Assured Guaranty)                                                Aa2/AAA       4,120,000       3,953,635
  Georgia Municipal Electric Power Authority, 10.00% due 1/1/2010            A1/A+          230,000         247,505
  Main Street Natural Gas Inc., 5.50% due 9/15/2022                          A2/A         1,000,000         776,600
Hawaii -- 0.43%
  Hawaii Department of Budget & Finance,  6.40% due 7/1/2013 (Kapiolani
  Health Care; Insured: MBIA)                                               Baa1/AA       2,000,000       2,124,020
Idaho -- 0.38%
  Boise City IDRB Corp.,  5.00% due  5/15/2020  (Western  Trailer  Co.;
  LOC: Wells Fargo) (AMT)                                                   Aaa/NR        2,000,000       1,862,140
Illinois -- 8.50%
  Chicago  Midway  Airport  Second Lien,  5.00% due 1/1/2019  (Insured:
  AMBAC) (AMT)                                                               A3/AA        1,210,000       1,064,231
  Chicago O'Hare  International  Airport Revenue Second Lien, 5.75% due
  1/1/2018 (Insured: AMBAC)                                                  A1/A         3,000,000       2,878,020
  Chicago   Tax   Increment,   6.25%   due   11/15/2013   (Near   South
  Redevelopment; Insured: ACA)                                               NR/NR        1,500,000       1,425,645
  Chicago Tax Increment, 0% due 11/15/2014 (Near South Redevelopment;
  Insured: ACA)                                                              NR/NR        1,340,000         844,441
  Chicago  Tax  Increment  Allocation,   5.30%  due  1/1/2014  (Lincoln
  Belmont; Insured: ACA)                                                     NR/NR        2,285,000       2,082,115
  Cook County School District GO, 0% due 12/1/2022 (ETM)                     NR/NR        2,000,000       1,091,400
  Illinois DFA, 6.00% due 11/15/2012  (Adventist Health Group; Insured:
  MBIA)                                                                     Baa1/AA       2,860,000       2,929,441
  Illinois DFA Community Rehab Providers, 5.90% due 7/1/2009                NR/BBB          290,000         291,117
  Illinois Educational Facilities Authority,  5.00% due 11/1/2016 (Rush
  University Medical Center)                                                 A3/AA        1,000,000         940,280
  Illinois  Educational  Facilities  Authority,  5.625%  due  10/1/2022
  (Augustana College)                                                       Baa1/NR       1,625,000       1,301,787
  Illinois Educational Facilities Authority,  5.75% due 11/1/2028 (Rush
  University Medical Center)                                                 A3/AA        1,000,000         824,290
  Illinois Finance Authority,  5.00% due 8/1/2022 (Bradley  University;
  Insured: XLCA)                                                             NR/A         1,000,000         953,470
  Illinois Finance Authority, 6.125% due 11/1/2023                          Aa3/AA        5,000,000       4,992,250
  Illinois Finance  Authority,  5.00% due 2/1/2027 (Newman  Foundation;
  Insured: Radian)                                                          NR/BBB+       1,220,000         890,795
  Illinois HFA, 6.00% due 7/1/2011 (Loyola  University  Health Systems;
  Insured: MBIA)                                                            Baa1/AA       1,370,000       1,404,894
  Illinois HFA, 6.00% due 7/1/2012 (Loyola  University  Health Systems;
  Insured: MBIA) (ETM)                                                      Baa1/AA         230,000         261,034
  Illinois HFA, 6.00% due 7/1/2012 (Loyola  University  Health Systems;
  Insured: MBIA)                                                            Baa1/AA       1,080,000       1,111,147
  Illinois  HFA,  6.25% due  11/15/2019  pre-refunded  11/15/2009  (OSF
  Healthcare)                                                                A2/A         1,250,000       1,318,150
  Illinois   HFA,   5.70%   due   2/20/2021   (Midwest   Care   Center;
  Collateralized: GNMA)                                                     Aaa/NR          905,000         916,276
  Melrose Park Tax Increment, 6.50% due 12/15/2015 (Insured: FSA)           Aa3/AAA       1,015,000       1,082,822
  Sangamon  County  School  District  COP,  5.875% due  8/15/2018  (Hay
  Edwards; Insured: ACA)                                                     NR/NR        2,400,000       2,052,432
  Sherman  Mortgage,  6.10% due 10/1/2014  (Villa  Vianney Health Care;
  Collateralized: FHA/GNMA)                                                 NR/AAA        1,170,000       1,210,073
  Sherman  Mortgage,  6.20% due 10/1/2019  (Villa  Vianney Health Care;
  Collateralized: FHA/GNMA)                                                 NR/AAA        1,600,000       1,643,424
  Southern Illinois University, 0% due 4/1/2014 (Insured: MBIA)              A1/AA        1,425,000       1,153,908
  Southwestern  Illinois  Development   Authority,   0%  due  12/1/2024
  (Insured: FSA)                                                            NR/AAA        2,975,000       1,134,070
  Tazewell  County School  District GO, 9.00% due  12/1/2024  (Insured:
  FGIC)                                                                      A3/NR        1,205,000       1,706,702
  University of Illinois, 0% due 4/1/2014 (Insured: MBIA)                   Aa3/AA        1,590,000       1,315,343
  Will County Community School District GO, 0% due 11/1/2011  (Insured:
  FSA)                                                                      Aa3/AAA       2,965,000       2,723,590
Indiana -- 6.37%
  Allen County  Economic  Development,  5.80% due  12/30/2012  (Indiana
  Institute of Technology)                                                   NR/NR          895,000         874,773
  Allen County  Economic  Development,  5.75% due  12/30/2015  (Indiana
  Institute of Technology)                                                   NR/NR        1,355,000       1,256,857
  Allen County Jail Building Corp., 5.00% due 4/1/2018 (Insured: XLCA)      Aa3/NR        2,495,000       2,583,448
  Allen County Redevelopment District, 5.00% due 11/15/2018                  A3/NR        1,560,000       1,526,990
  Boone County Hospital Association,  5.625% due 1/15/2015 pre-refunded
  7/15/2011 (Insured: FGIC)                                                  NR/A+        1,000,000       1,097,700
  Carmel  Redevelopment  Authority  Lease, 0% due 2/1/2016  (Performing
  Arts Center)                                                              Aa2/AA        1,730,000       1,269,457
  Carmel  Redevelopment  Authority  Lease, 0% due 2/1/2021  (Performing
  Arts Center)                                                              Aa2/AA        2,000,000       1,011,520
  Dyer  Redevelopment  Authority,   6.40%  due  7/15/2015  pre-refunded
  7/15/2009                                                                  NR/A-        1,515,000       1,576,555
  Dyer  Redevelopment  Authority,   6.50%  due  7/15/2016  pre-refunded
  7/15/2009                                                                  NR/A-        1,910,000       1,988,635
  Fishers Redevelopment Authority, 5.25% due 2/1/2020 (Insured: XLCA)        NR/AA        1,025,000       1,082,277
  Fort Wayne  Redevelopment  Authority,  5.00% due  8/1/2023  (Harrison
  Square; Insured: Assured Guaranty)                                        Aa2/NR        2,290,000       2,310,060
  Goshen Chandler School Building, 0% due 1/15/2011 (Insured: MBIA)         Baa1/AA       1,020,000         949,232
  Huntington   Economic   Development,   6.40%  due  5/1/2015   (United
  Methodist Memorial)                                                        NR/NR        1,000,000         906,070
  Indiana Bond Bank, 5.25% due 4/1/2023 (Hendricks  Regional;  Insured:
  AMBAC)                                                                    Baa1/AA       2,000,000       1,857,480
  Indiana Bond Bank Gas Revenue Series A, 5.25% due 10/15/2020              Aa2/NR        5,000,000       4,129,450
  Indiana HFA, 5.75% due 9/1/2015 (Methodist Hospital) (ETM)                A3/AAA          575,000         588,024
  Lawrence Multifamily Redevelopment Authority,  5.40% due 6/1/2024 put
  1/1/2018 (Pinnacle Apartments; Collateralized: FNMA)                      NR/AAA        1,500,000       1,469,685
  Noblesville  Redevelopment  Authority,   5.00%  due  8/1/2017  (146th
  Street Extension)                                                         NR/AA-        1,000,000       1,040,980
  Noblesville  Redevelopment  Authority,   5.00%  due  8/1/2020  (146th
  Street Extension)                                                         NR/AA-        1,000,000         998,560
  Vanderburgh County  Redevelopment  District Tax Increment,  5.00% due
  2/1/2020                                                                   NR/A         1,000,000         809,440
  West Clark School Building Corp. First Mortgage,  5.75% due 7/15/2017
  (Insured: FGIC)                                                           NR/AA+        1,685,000       1,795,620
Iowa -- 1.82%
  Coralville COP, 5.25% due 6/1/2022                                         A3/NR        2,980,000       2,630,178
  Iowa  Finance   Authority,   6.00%  due  7/1/2012  (Trinity  Regional
  Hospital; Insured: FSA)                                                   Aa3/AAA         820,000         868,708
  Iowa Finance Authority, 6.00% due 7/1/2013 (Genesis Medical Center)        A1/NR        1,000,000       1,007,110
  Iowa Finance Authority, 5.75% due 12/1/2015 (Trinity Health)              Aa2/AA        1,250,000       1,286,212
  Iowa Finance Authority,  6.75% due 2/15/2016  pre-refunded  2/15/2010
  (Iowa Health Services)                                                    Aa3/NR        1,000,000       1,070,120
  Iowa  Finance  Authority,   6.00%  due  12/1/2018   (Catholic  Health
  Initiatives)                                                              Aa2/AA        2,000,000       2,040,440
Kansas -- 1.27%
  Olathe Tax Increment  Special  Obligation,  5.45% due 9/1/2022  (West
  Village Center)                                                            NR/NR        1,155,000         834,615
  Wichita  Hospital  Revenue,  6.75% due 11/15/2019 (Via Christi Health
  System)                                                                    NR/A+        4,200,000       4,257,330
  Wyandotte  County  School  District GO, 5.00% due 9/1/2014  (Insured:
  FGIC)                                                                      A3/NR        1,030,000       1,102,728
Kentucky -- 1.03%
  Kentucky EDA, 5.85% due 10/1/2015 (Norton Healthcare; Insured: MBIA)      Baa1/AA       2,665,000       2,537,720
  Kentucky EDA, 0% due 10/1/2024 (Norton Healthcare; Insured: MBIA)         Baa1/AA       3,000,000       1,010,460
  Kentucky  EDA,  5.75%  due  12/1/2028   (Louisville  Arena;  Insured:
  Assured Guaranty)                                                         Aa2/AAA       1,500,000       1,463,475
Louisiana -- 2.38%
  Louisiana Local Government  Environment  Facilities Authority,  5.00%
  due 3/1/2014 (Independence Stadium)                                        NR/A         1,000,000       1,024,750
  Louisiana   Public   Facilities   Authority,   5.00%   due   7/1/2021
  (Archdiocese of New Orleans; Insured: CIFG)                               Baa2/NR         980,000         828,639
  Louisiana Public  Facilities  Authority,  5.00% due 7/1/2022 (Black &
  Gold Facilities; Insured: CIFG)                                          Baa3/BBB-      1,500,000       1,211,355
  Louisiana   Public   Facilities   Authority,   5.00%   due   7/1/2023
  (Archdiocese of New Orleans; Insured: CIFG)                               Baa2/NR       1,000,000         815,700
  Morehouse Parish PCR, 5.25% due 11/15/2013 (International Paper Co.)     Baa3/BBB       3,000,000       2,616,150
  New Orleans Aviation Board, 5.25% due 1/1/2018 (Insured: FSA)             Aa3/AAA       1,000,000         917,110
  New Orleans Aviation Board, 5.25% due 1/1/2020 (Insured: FSA)             Aa3/AAA       2,000,000       2,082,960
  St.  Tammany Parish Sales Tax Revenue,  5.00% due 6/1/2019  (Insured:
  CIFG)                                                                      NR/A+        1,300,000       1,223,053
  St.  Tammany Parish Sales Tax Revenue,  5.00% due 6/1/2020  (Insured:
  CIFG)                                                                      NR/A+        1,000,000         918,850
Massachusetts -- 0.25%
  Massachusetts  Housing Finance Agency,  5.05% due 6/1/2010  (Insured:
  MBIA) (AMT)                                                               Baa1/AA         290,000         292,352
  Massachusetts  Housing Finance Agency, 6.125% due 12/1/2011 (Insured:
  MBIA) (AMT)                                                               Baa1/AA         950,000         950,969
Michigan -- 2.89%
  Kalamazoo  Hospital Finance  Authority,  6.25% due 6/1/2014  (Borgess
  Medical Center) (ETM)                                                     Aaa/AAA         650,000         778,687
  Kalamazoo  Hospital Finance  Authority,  5.00% due 5/15/2019 (Bronson
  Hospital; Insured: FSA)                                                   Aa3/AAA       1,500,000       1,405,680
  Kent Hospital  Finance  Authority,  7.25% due 1/15/2013  (Butterworth
  Hospital; Insured: MBIA)                                                   A2/AA          840,000         907,435
  Michigan Public Educational Facilities Authority,  5.50% due 9/1/2022
  (Black River School)                                                       NR/NR        1,110,000         800,865
  Michigan State  Building  Authority,  5.25% due 10/15/2017  (Insured:
  FSA)                                                                      Aa3/AAA       2,450,000       2,612,239
  Michigan State Building Authority, 0% due 10/15/2025 (Insured: FGIC)       A1/AA        6,000,000       1,958,820
  Michigan  State  Hospital  Finance  Authority,  5.00% due  11/15/2024
  (Sparrow Obligated Group)                                                  A1/A+        2,140,000       1,472,256
  Michigan  State  Hospital  Finance  Authority,  5.00%  due  7/15/2025
  (Oakwood Obligated Group)                                                  A2/A         3,650,000       2,695,562
  Michigan  Strategic  Fund,  5.25% due 10/15/2023  (Michigan  House of
  Representatives Facilities; Insured: Assured Guaranty)                    Aa2/AAA       1,000,000       1,017,230
  Southfield  Economic  Development Corp., 7.25% due 12/1/2010 (N.W. 12
  LP Transcon Builders)                                                      NR/NR          520,000         486,548
Minnesota -- 0.63%
  Minneapolis  St. Paul  Health,  6.00% due  12/1/2018  (Healthpartners
  Obligated Group)                                                         Baa1/BBB       1,000,000         891,790
  Southern  Minnesota  Municipal  Power  Agency,   5.75%  due  1/1/2018
  pre-refunded to various dates (Insured: MBIA)                             Baa1/AA         700,000         763,112
  St. Paul Housing & Redevelopment Authority, 5.25% due 5/15/2020
  (Healthpartners Obligated Group)                                         Baa1/BBB       1,965,000       1,440,109
Mississippi -- 1.77%
  Mississippi  Development Bank Special Obligation,  5.00% due 7/1/2022
  (Canton Public Improvement)                                                NR/NR        1,935,000       1,431,223
  Mississippi  Development Bank Special Obligation,  5.00% due 7/1/2027
  (Lowndes County Industrial Development; Insured: FSA)                     Aa3/AAA       2,500,000       2,375,500
  Mississippi  Development  Bank Special  Obligation  Municipal  Energy
  Agency Power Supply, 5.00% due 3/1/2018 (Insured: XLCA)                   Baa2/NR         920,000         847,347
  Mississippi  Development  Bank Special  Obligation  Municipal  Energy
  Agency Power Supply, 5.00% due 3/1/2020 (Insured: XLCA)                   Baa2/NR       1,000,000         873,590
  Mississippi   Higher  Educational   Authority,   7.50%  due  9/1/2009
  (Guaranty: Student Loans) (AMT)                                            A2/NR        1,500,000       1,504,680
  Mississippi  Hospital  Equipment  &  Facilities,  5.25% due  8/1/2026
  (Delta Regional Medical Center; Insured: MBIA/FHA)                        Baa1/AA       2,000,000       1,612,660
Missouri -- 1.10%
  Kansas City Tax Increment  Financing  Commission,  5.00% due 3/1/2012
  (Maincor)                                                                  NR/NR        1,100,000       1,034,506
  Missouri  Development  Finance  Board,  5.00% due 4/1/2019  (Eastland
  Center)                                                                    NR/A+        1,000,000         958,870
  Missouri  Development  Finance  Board,  5.00% due 4/1/2021  (Eastland
  Center)                                                                    NR/A+        2,000,000       1,841,100
  Missouri  Development  Finance Board,  5.125% due 4/1/2022  (Eastland
  Center)                                                                    NR/A+        2,000,000       1,529,780
Nebraska -- 0.34%
  Adams County Hospital  Authority,  5.00% due 12/15/2023 (Mary Lanning
  Memorial Hospital; Insured: Radian)                                        NR/A-        2,000,000       1,655,420
Nevada -- 1.33%
  Clark County  School  District GO, 1.65% due  6/15/2021  put 1/2/2009
  (Insured: FSA, SPA: Bayerische Landesbank) (daily demand notes)         VMIG1/A-1+      2,100,000       2,100,000
  Las  Vegas  Special   Improvement   District,   5.375%  due  6/1/2013
  (Insured: FSA)                                                            Aa3/AAA       1,100,000       1,100,396
  Reno Sparks Indian Colony, 5.00% due 6/1/2021 (LOC: U.S. Bank NA)          NR/NR        1,000,000         872,690
  Washoe  County GO, 0% due 7/1/2011  (Reno Sparks  Convention  Center;
  Insured: FSA)                                                             Aa2/AAA       2,600,000       2,421,822
New Hampshire -- 1.67%
  Manchester  Housing  &  Redevelopment   Authority,  0%  due  1/1/2016
  (Insured: Radian ACA)                                                    Baa3/BBB+      4,990,000       3,236,814
  New  Hampshire  Health & Education  Facilities,  5.25% due  10/1/2023
  (Southern New Hampshire Medical Center)                                    NR/A-        1,000,000         829,230
  New Hampshire IDA PCR, 5.90% due 8/1/2018 (CT Light & Power) (AMT)       Baa1/BBB       1,000,000         809,210
  New Hampshire PCR, 5.375% due 5/1/2014 (Central Maine Power Co.)          A3/BBB+       3,500,000       3,284,680
New Jersey -- 0.03%
  New  Jersey   EDA,   7.50%  due   12/1/2019   (Spectrum   for  Living
  Development)                                                               NR/NR          160,000         160,586
New Mexico -- 0.25%
  Santa Fe County Charter School  Foundation,  6.50% due 1/15/2026 (ATC
  Foundation)                                                                NR/NR        1,515,000       1,197,926
New York -- 1.20%
  New York City GO, 1.50% due 8/1/2028 put 1/2/2009 (SPA:  Dexia Credit
  Local) (daily demand notes)                                              VMIG1/A1+      3,700,000       3,700,000
  New York City Municipal Water Finance Authority,  1.17% due 6/15/2033
  put 1/2/2009 (SPA: Dexia Credit Local) (daily demand notes)              VMIG1/A-1        500,000         500,000
  New York City Trust Cultural  Resources,  5.75% due 7/1/2015  (Museum
  of American Folk Art; Insured: ACA)                                        NR/NR          875,000         785,706
  New York State Dormitory Authority,  5.00% due 7/1/2017 (Bishop Henry
  B. Hucles Nursing; Insured: SONYMA)                                       Aa1/NR          850,000         877,948
North Carolina -- 0.15%
  North Carolina Housing Finance Agency SFMR, 6.50% due 9/1/2026            Aa2/AA          740,000         740,377
North Dakota -- 0.15%
  Ward County  Health Care  Facilities,  5.125% due  7/1/2021  (Trinity
  Obligated Group)                                                          NR/BBB+       1,000,000         740,710
Ohio -- 2.26%
  Cleveland  Cuyahoga County Port Authority,  6.25% due 5/15/2016 (LOC:
  FifthThird Bank)                                                           NR/NR        1,140,000       1,044,594
  Deerfield Township Tax Increment, 5.00% due 12/1/2025                      A3/NR        1,000,000         726,620
  Franklin  County  Health  Care,  6.00%  due  11/1/2010   (Heinzerling
  Foundation; LOC: Banc One)                                                Aaa/NR          415,000         415,838
  Hamilton Wastewater Systems, 5.25% due 10/1/2017 (Insured: FSA)           Aa3/NR        1,500,000       1,600,080
  Lorain  County  Hospital  Revenue,  5.625%  due  10/1/2016  (Catholic
  Healthcare)                                                               A1/AA-        1,435,000       1,478,753
  North Ridgeville  Economic  Development,  0% due 2/1/2015 (Lake Ridge
  Nursing Home; Collateralized: FHA)                                        NR/AAA          230,000         142,101
  Ohio State Air  Quality  Development  Authority,  4.85% due  8/1/2040
  (Columbus Southern Power; Insured: MBIA)                                   A3/AA        1,500,000       1,463,895
  Ohio State Air Quality  Development  Authority,  5.10% due  11/1/2042
  (Columbus Southern Power; Insured: MBIA)                                   A3/AA        3,000,000       2,966,550
  Ohio State  Higher  Educational  Facilities,  5.05% due  7/1/2037 put
  7/1/2016 (Kenyon College)                                                  A1/A+        1,200,000       1,204,464
Oklahoma -- 2.08%
  Comanche  County  Hospital  Authority,  5.25% due 7/1/2019  (Insured:
  Radian)                                                                   A3/BBB+       3,345,000       2,852,482
  Oklahoma  City  Municipal  Water & Sewer,  0% due 7/1/2011  (Insured:
  AMBAC)                                                                    Baa1/A        1,125,000       1,027,733
  Oklahoma  City  Municipal  Water & Sewer,  0% due 7/1/2013  (Insured:
  AMBAC)                                                                    Baa1/A        1,485,000       1,231,125
  Oklahoma  State  DFA,  5.40%  due  6/1/2013  pre-refunded   12/1/2010
  (Oklahoma Hospital Association; Insured: AMBAC)                           Aa3/NR          825,000         894,275
  Oklahoma State Industries  Authority,  5.50% due 7/1/2023 (OK Medical
  Research Foundation)                                                       A1/NR        3,730,000       3,225,443
  Tulsa IDA, 5.00% due 12/15/2024 (St. Francis Health Systems)              Aa2/AA        1,130,000         935,685
Oregon -- 0.44%
  Forest Grove  Campus  Improvement,  6.00% due  5/1/2015  pre-refunded
  5/1/2010 (Pacific University; Insured: Radian)                            NR/BBB+         800,000         850,512
  Oregon State Housing & Community  Services  Department  Single Family
  Mtg Program, 5.35% due 7/1/2018 (AMT)                                     Aa2/NR          480,000         475,109
  Portland Housing Authority,  4.75% due 5/1/2022 (Yards Union Station)
  (AMT)                                                                     Aa2/NR        1,000,000         847,810
Pennsylvania -- 1.49%
  Allegheny   County   Hospital   Development,   6.50%   due   5/1/2012
  pre-refunded 5/1/2010 (South Hills Health Systems)                        Baa2/NR       1,400,000       1,479,128
  Carbon County IDA, 6.65% due 5/1/2010 (Panther Creek Partners)            NR/BBB-       3,050,000       3,080,927
  Chartiers Valley Industrial & Community Development Authority,  5.75%
  due 12/1/2022 (Asbury Health Center)                                       NR/NR          900,000         630,171
  Lancaster County, 0% due 5/1/2014 (Insured: FGIC)                         Aa3/NR          795,000         625,172
  Lancaster County, 0% due 5/1/2015 (Insured: FGIC)                         Aa3/NR          800,000         592,208
  Pennsylvania Higher Education Facilities  Authority,  0% due 7/1/2020
  (Insured: AMBAC)                                                          Baa1/A        2,032,839         871,966
Rhode Island -- 0.72%
  Rhode Island Health & Education  Building Corp.,  5.00% due 3/15/2014
  (Salve Regina University; Insured: Radian)                                NR/BBB+       1,065,000       1,114,906
  Rhode Island Health & Education  Building  Corp.,  6.00% due 8/1/2014
  (Roger Williams Realty; Credit Support: FHA)                               NR/A-        1,000,000       1,037,490
  Rhode Island Health & Education  Building Corp.  Hospital  Financing,
  5.25% due 7/1/2015 (Memorial Hospital; LOC: Fleet Bank)                   NR/AA+        1,325,000       1,361,822
South Carolina -- 4.04%
  Berkeley  County  School  District   Installment   Lease,  5.00%  due
  12/1/2019                                                                  A3/A-        2,000,000       2,040,000
  Charleston   Educational   Excellence   Financing  Corp.,  5.25%  due
  12/1/2020 (Charleston County School District)                             A1/AA-        1,855,000       1,877,538
  Greenwood School  Facilities,  Inc.,  5.00% due 12/1/2025  (Greenwood
  School District 50; Insured: Assured Guaranty)                            Aa2/AAA       2,400,000       2,341,320
  Lexington One School  Facilities  Corp.  School District 1, 5.00% due
  12/1/2019                                                                  A1/NR        1,000,000         982,800
  Lexington One School  Facilities  Corp.  School District 1, 5.25% due
  12/1/2021                                                                  A1/NR        1,700,000       1,678,750
  Scago  Educational  Facilities Corp.,  5.00% due 12/1/2017  (Colleton
  School District; Insured: Assured Guaranty)                               Aa2/AAA       1,000,000       1,060,840
  Scago  Educational  Facilities Corp.  Spartanburg  County,  5.00% due
  4/1/2019 (Insured: FSA)                                                   Aa3/AAA       2,740,000       2,841,572
  Scago  Educational  Facilities Corp.  Spartanburg  County,  5.00% due
  4/1/2021 (Insured: FSA)                                                   Aa3/AAA       1,000,000       1,009,220
  South Carolina  Housing Finance & Development  Authority,  5.875% due
  7/1/2022                                                                  Aa1/NR        2,265,000       2,115,918
  South Carolina  Housing  Finance & Development  Authority,  5.30% due
  7/1/2023                                                                  Aa1/NR        1,000,000         893,590
  Sumter School  Facilities Inc. School District 2, 5.00% due 12/1/2021
  (Insured: Assured Guaranty)                                               Aa2/AAA       2,855,000       2,891,572
Tennessee -- 1.78%
  Knox  County  Health,  4.90%  due  6/1/2031  put  6/1/2011  (Eastowne
  Partners II Ltd.; Collateralized: FNMA)                                   NR/AAA        1,935,000       2,002,512
  Tennessee Energy Acquisition Corp., 5.00% due 2/1/2023                    A1/AA-        2,500,000       1,735,025
  Tennessee Energy Acquisition Corp., 5.25% due 9/1/2023                    A1/AA-        7,000,000       4,955,720
Texas -- 14.46%
  Austin  Community  College  District,  5.50% due 8/1/2023 (Round Rock
  Campus)                                                                   Aa3/AA+       2,180,000       2,257,564
  Bexar  County  Health  Facilities   Development  Corp.,   6.125%  due
  7/1/2022 pre-refunded 7/1/2012 (Army Retirement Residence)                 NR/NR        1,250,000       1,419,175
  Bexar County Health Facilities  Development Corp., 5.00% due 7/1/2027
  (Army Retirement Residence)                                               NR/BBB        2,000,000       1,193,080
  Bexar County Housing  Finance Corp.,  5.40% due 8/1/2012  (Dymaxion &
  Marrach Park Apartments; Insured: MBIA)                                   Baa1/NR         620,000         575,484
  Bexar County Housing Finance Corp.,  5.875% due 4/1/2014 (Honey Creek
  Apartments; Insured: MBIA)                                                Baa1/NR         975,000         888,215
  Bexar County  Housing  Finance  Corp.,  5.50% due 1/1/2016  (American
  Opportunity Housing & Colinas; Insured: MBIA)                             Baa1/NR         600,000         514,140
  Bexar County Housing Finance Corp.,  6.125% due 4/1/2020 (Honey Creek
  Apartments; Insured: MBIA)                                                Baa1/NR       1,000,000         800,250
  Bexar County Housing  Finance Corp.,  5.95% due 8/1/2020  (Dymaxion &
  Marrach Park Apartments; Insured: MBIA)                                   Baa1/NR       1,270,000       1,004,011
  Bexar County  Housing  Finance  Corp.,  5.70% due 1/1/2021  (American
  Opportunity Housing & Colinas; Insured: MBIA)                             Baa1/NR       1,035,000         798,202
  Bexar County  Housing  Finance Corp.,  6.50% due 12/1/2021  (American
  Opportunity Housing-Waterford)                                            Baa2/NR       2,000,000       1,485,400
  Bexar  Metropolitan  Water  District  Waterworks,  5.00% due 5/1/2021
  (Insured: XLCA)                                                            A3/A         1,300,000       1,288,118
  Bexar  Metropolitan  Water  District  Waterworks,  5.00% due 5/1/2022
  (Insured: XLCA)                                                            A3/A         2,300,000       2,234,450
  Birdville ISD GO, 0% due 2/15/2012 (Guaranty: PSF)                        Aaa/AAA       2,800,000       2,542,400
  Carroll ISD GO, 0% due 2/15/2011 (Guaranty: PSF)                          Aaa/AAA         345,000         313,905
  Cedar Park  Improvement  District GO, 5.00% due  2/15/2016  (Insured:
  MBIA)                                                                      A1/AA        1,000,000       1,077,380
  Coppell ISD GO, 0% due 8/15/2013 (Guaranty: PSF)                          NR/AAA        1,495,000       1,181,992
  Dallas County Utilities & Reclamation  District,  5.15% due 2/15/2022
  (Insured: AMBAC)                                                          Baa1/A        3,000,000       2,555,910
  Duncanville   ISD  GO,  0%  due  2/15/2016   pre-refunded   2/15/2012
  (Guaranty: PSF)                                                           Aaa/AAA       2,985,000       2,200,393
  Duncanville ISD GO, 0% due 2/15/2016 (Guaranty: PSF)                      Aaa/AAA          15,000          10,702
  Ennis  ISD GO, 0% due  8/15/2012  pre-refunded  8/15/2010  (Guaranty:
  PSF)                                                                      Aaa/NR        1,625,000       1,426,474
  Ennis ISD GO, 0% due 8/15/2012 (Guaranty: PSF)                            Aaa/NR          835,000         725,824
  Ennis ISD GO, 0% due 8/15/2013 (Guaranty: PSF)                            Aaa/NR          845,000         689,343
  Ennis ISD GO, 0% due 8/15/2014 (Guaranty: PSF)                            Aaa/NR          855,000         653,964
  Gulf Coast  Center,  6.75% due 9/1/2020  (Mental  Health  Retardation
  Center)                                                                   NR/BBB        1,320,000       1,208,288
  Hays  Consolidated  ISD GO, 0% due 8/15/2013  pre-refunded  8/15/2011
  (Guaranty: PSF)                                                           Aaa/AAA       6,245,000       5,287,954
  Laredo Sports Venue Sales Tax, 5.00% due 3/15/2018 (Insured: AMBAC)        A3/A+        2,040,000       1,980,962
  Lewisville  Combination Contract Special Assessment  District,  4.75%
  due 9/1/2012 (Insured: ACA)                                                NR/NR        2,055,000       1,784,151
  Midtown  Redevelopment  Authority Tax,  6.00% due 1/1/2012  (Insured:
  Radian)                                                                    A3/A-          735,000         748,686
  Midtown  Redevelopment  Authority Tax,  6.00% due 1/1/2013  (Insured:
  Radian)                                                                    A3/A-          500,000         506,655
  Mission EDA, 6.00% due 8/1/2020 (Waste Management, Inc.)                  NR/BBB        3,000,000       2,586,450
  North Texas Tollway Authority, 5.50% due 1/1/2038                          A2/A-        3,000,000       2,983,230
  Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2016                  Baa2/BBB-      3,000,000       2,751,900
  Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2021                  Baa2/BBB-        675,000         561,607
  Spring ISD GO, 5.00% due 8/15/2029 (Insured: FSA)                         Aa3/AAA       4,000,000       4,047,480
  Stafford Economic Development, 6.00% due 9/1/2017 (Insured: FGIC)          A2/AA        1,775,000       1,972,149
  Tarrant County Health Facilities,  6.625% due 11/15/2020 pre-refunded
  11/15/2010 (Adventist/Sunbelt)                                             A1/NR        3,500,000       3,843,700
  Texarkana  Health  Facilities,  5.75% due 10/1/2011  (Wadely Regional
  Medical Center; Insured: MBIA)                                            Baa1/AA       2,500,000       2,535,350
  Texas City Industrial  Development Corp.,  7.375% due 10/1/2020 (Arco
  Pipe Line Company)                                                        Aa1/AA        2,450,000       2,916,725
  Texas State  Public  Finance  Authority,  5.00% due  8/15/2023  (Idea
  Charter School; Insured: ACA)                                             NR/BBB-       3,100,000       1,906,562
  Travis County GO, 5.25% due 3/1/2021                                      Aaa/AAA       1,000,000       1,073,610
  Travis  County  Health  Facilities   Development   Corp.,  5.75%  due
  11/15/2010 (Ascension Health; Insured: MBIA)                              Aa1/AA        2,000,000       2,070,720
  Waco  Health  Facilities  Development  Corp.,  6.00%  due  11/15/2015
  pre-refunded 11/15/2009 (Ascension Health)                                Aa1/AAA         870,000         918,468
  Waco  Health  Facilities  Development  Corp.,  6.00%  due  11/15/2016
  pre-refunded 11/15/2009 (Ascension Health)                                Aa1/AAA       1,050,000       1,108,495
Utah -- 0.57%
  Salt Lake Valley Fire Services, 5.25% due 4/1/2020                        Aa3/NR        1,250,000       1,292,275
  Utah  County  Municipal  Building  Authority,   5.50%  due  11/1/2016
  pre-refunded 11/1/2011 (Insured: AMBAC)                                   Aa3/NR        1,000,000       1,103,870
  Utah Housing Finance  Authority,  6.05% due 7/1/2016 (Credit Support:
  FHA)                                                                      NR/AAA          370,000         370,359
  Utah Housing  Finance  Authority  SFMR,  5.85% due  7/1/2015  (Credit
  Support: FHA)                                                             Aaa/AA           20,000          20,004
Virginia -- 1.06%
  Amelia   County  IDA,   4.80%  due  4/1/2027   put  4/1/2010   (Waste
  Management) (AMT)                                                         NR/BBB        2,000,000       1,916,880
  Fauquier County IDRB, 5.50% due 10/1/2016 (Insured: Radian)               NR/BBB+       1,000,000         956,150
  Hanover County IDRB Medical Facilities, 6.00% due 10/1/2021 (ETM)         Baa1/AA         795,000         797,464
  Norton IDA, 6.00% due 12/1/2014 (Norton Community Hospital;  Insured:
  ACA)                                                                       NR/NR        1,635,000       1,512,784
Washington -- 5.18%
  King  County  Housing  Authority,  5.20% due  5/1/2028  (Birch  Creek
  Apts.)                                                                    NR/AAA        2,400,000       2,159,016
  Skagit  County  Public  Hospital  District GO,  5.125% due  12/1/2015
  (Insured: MBIA)                                                            A3/NR        1,900,000       2,047,611
  Vancouver  Downtown  Redevelopment  Authority,   5.50%  due  1/1/2018
  (Conference Center; Insured: ACA)                                          NR/NR        3,500,000       2,676,065
  Washington Health Care Facilities,  5.50% due 12/1/2010  pre-refunded
  12/1/2009 (Providence Services; Insured: MBIA)                            Baa1/AA       2,690,000       2,832,516
  Washington  Health Care  Facilities,  6.00% due  12/1/2014  (Catholic
  Health Services; Insured: MBIA)                                           Aa2/AA        1,735,000       1,787,866
  Washington  Health Care  Facilities,  6.00% due  12/1/2015  (Catholic
  Health Services; Insured: MBIA)                                           Aa2/AA        1,945,000       1,999,946
  Washington Health Care Facilities,  6.25% due 12/1/2021 (Group Health
  Co-op Puget Sound; Insured: MBIA)                                         Baa1/AA       3,775,000       3,560,391
  Washington Health Care Facilities,  5.25% due 8/15/2024 (Multi Health
  Services; Insured: FSA)                                                   Aa3/AAA       1,000,000         919,240
  Washington Health Care Facilities,  6.25% due 8/1/2028 (Insured:  FHA
  242)                                                                       NR/AA        4,000,000       4,028,360
  Washington  Housing  Finance  Commission,  5.60% due 7/1/2011  (Kline
  Galland Center; Insured: Radian)                                          NR/BBB+         500,000         499,540
  Washington  Housing Finance  Commission,  6.10% due 1/1/2016 (Seattle
  Academy; Insured: ACA)                                                     NR/NR        1,040,000         951,340
  Washington  Housing  Finance  Commission,  5.875% due 7/1/2019 (Kline
  Galland Center; Insured: Radian)                                          NR/BBB+       1,000,000         906,270
  Washington Public Power Supply, 0% due 7/1/2011                           Aaa/AA-       1,000,000         927,120
West Virginia -- 0.27%
  West Virginia Hospital Finance Authority,  5.00% due 6/1/2020 (United
  Hospital Center; Insured: AMBAC)                                           A2/A+        1,530,000       1,301,617
Wisconsin -- 1.54%
  Wisconsin  Health  &  Educational  Facilities,  5.40%  due  8/15/2013
  (Sorrowful Mother; Insured: MBIA)                                         Baa1/AA       5,000,000       4,999,700
  Wisconsin  Health  &  Educational  Facilities,  5.75%  due  8/15/2020
  (Eagle River Memorial Hospital Inc.; Insured: Radian)                     NR/BBB+       1,000,000         850,530
  Wisconsin  Housing  &  Economic  Development,  5.875%  due  11/1/2016
  (Insured: AMBAC)                                                          Aa3/AA        1,635,000       1,661,242


TOTAL INVESTMENTS -- 98.67% (Cost $515,140,985)                                                      $  482,119,295


OTHER ASSETS LESS LIABILITIES -- 1.33%                                                                    6,494,831


NET ASSETS -- 100.00%                                                                                $  488,614,126

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.

Notes to Schedule of Investments:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1:  Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily indications of liquidity or the risk associated with the investment.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

                                                                      Investments in            Investments in Other
                                                                       Securities             Financial Instruments*
Valuation Inputs
Level 1 - Quoted Prices in Active Markets for Identical Assets        $            -            $                  -
Level 2 - Significant Other Observable Inputs                            482,119,295                               -
Level 3 - Significant Unobservable Inputs                                          -                               -

Total                                                                 $  482,119,295            $                  -

*Other financial instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
DFA        Development Finance Authority
EDA        Economic Development Authority
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
HFA        Health Facilities Authority
IDA        Industrial Development Authority
IDRB       Industrial Development Revenue Bond
ISD        Independent School District
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Investors Assurance
Mtg        Mortgage
PCR        Pollution Control Revenue Bond
PSF        Guaranteed by Permanent School Fund
RADIAN     Insured by Radian Asset Assurance
SFMR       Single Family Mortgage Revenue Bond
SONYMA     State of New York Mortgage Authority
USD        Unified School District
XLCA       Insured by XL Capital Assurance


SCHEDULE OF INVESTMENTS                                                                              (UNAUDITED)

Thornburg New Mexico Intermediate Municipal Fund                                                  December 31, 2008

CUSIPS: CLASS A - 885-215-301, CLASS D - 885-215-624, CLASS I - 885-215-285
NASDAQ SYMBOLS: CLASS A - THNMX, CLASS D - THNDX, CLASS I - THNIX

                                                                         Credit Rating+    Principal
Issuer-Description                                                          Moody's/S&P      Amount           Value

Albuquerque Airport, 5.50% due 7/1/2013                                     A1/A       $  4,000,000  $    4,130,080
Albuquerque GRT, 0% due 7/1/2012 (Insured: FSA)                            Aa3/AAA          225,000         199,834
Albuquerque GRT, 0% due 7/1/2012 pre-refunded 7/1/2011                     Aa3/AAA        1,775,000       1,614,256
Albuquerque  Industrial,  5.15% due 4/1/2016 (MCT Industries Inc.; LOC:
Bank of the West) (AMT)                                                    Aa3/NR         1,170,000       1,168,713
Albuquerque  Industrial,  5.25% due 4/1/2017 (MCT Industries Inc.; LOC:
Bank of the West) (AMT)                                                    Aa3/NR         2,140,000       2,133,452
Albuquerque Municipal School District 12, 5.00% due 8/1/2015               Aa2/AA         1,175,000       1,221,659
Albuquerque  Refuse  Removal & Disposal,  5.00% due 7/1/2010  (Insured:
FSA)                                                                       Aa3/AAA          415,000         434,883
Belen Gasoline Tax Improvement, 5.40% due 1/1/2011                          NR/NR           345,000         339,628
Bernalillo County GRT, 5.50% due 10/1/2011 pre-refunded 10/01/2009         Aa3/AAA          495,000         512,736
Bernalillo County GRT, 5.25% due 10/1/2012                                 Aa3/AAA        1,000,000       1,093,690
Bernalillo County GRT, 5.75% due 10/1/2015 pre-refunded 10/01/2009         Aa3/AAA        2,000,000       2,075,400
Bernalillo County GRT, 5.00% due 4/1/2021 (Insured: MBIA)                  Aa3/AA         3,000,000       3,045,840
Bernalillo County GRT, 5.25% due 10/1/2022 (Insured: AMBAC)                Aa3/AAA        3,170,000       3,393,739
Bernalillo County GRT, 5.25% due 10/1/2023 (Insured: AMBAC)                Aa3/AAA        1,275,000       1,359,851
Bernalillo County GRT, 5.25% due 10/1/2025 (Insured: AMBAC)                Aa3/AAA        3,850,000       4,070,374
Bernalillo County Water Utility Authority, 5.00% due 7/1/2026              Aa2/AAA        1,420,000       1,425,325
Chaves County GRT, 5.00% due 7/1/2017  pre-refunded  7/1/2010 (Insured:
FGIC)                                                                       A3/NR         1,000,000       1,055,860
Chaves County GRT, 5.05% due 7/1/2019  pre-refunded  7/1/2010 (Insured:
FGIC)                                                                       A3/NR           735,000         776,601
Cibola County GRT, 6.00% due 11/1/2010 (Insured: AMBAC) (ETM)              Baa1/A           555,000         601,204
Farmington  Hospital,  5.00% due 6/1/2017  (San Juan  Regional  Medical
Center)                                                                     A3/NR         1,035,000         944,924
Farmington  Hospital,  5.125% due 6/1/2018 (San Juan  Regional  Medical
Center)                                                                     A3/NR           570,000         516,528
Farmington  Hospital,  5.125% due 6/1/2019 (San Juan  Regional  Medical
Center)                                                                     A3/NR           645,000         569,212
Farmington  Hospital,  5.00% due 6/1/2022  (San Juan  Regional  Medical
Center)                                                                     A3/NR         2,325,000       1,863,720
Farmington  PCR, 1.10% due 5/1/2024 put 1/2/2009  (LOC:  Barclays Bank)
(daily demand notes)                                                     VMIG1/A-1+       2,200,000       2,200,000
Farmington Utility Systems, 5.00% due 5/15/2012 (Insured: FSA)             Aa3/AAA        6,095,000       6,396,763
Gallup PCR Tri-State Generation, 5.00% due 8/15/2012 (Insured: AMBAC)      Baa1/AA        3,345,000       3,521,516
Gallup PCR Tri-State Generation, 5.00% due 8/15/2013 (Insured: AMBAC)      Baa1/AA        2,110,000       2,230,333
Gallup PCR Tri-State Generation, 5.00% due 8/15/2017 (Insured: AMBAC)      Baa1/A         3,540,000       3,698,734
Grant County Department of Health, 5.50% due 7/1/2020 (Ft. Bayard)         Aa2/AA         1,565,000       1,527,909
Grant County Department of Health, 5.50% due 7/1/2021 (Ft. Bayard)         Aa2/AA         1,655,000       1,592,805
Grant County Department of Health, 5.50% due 7/1/2022 (Ft. Bayard)         Aa2/AA         1,745,000       1,651,922
Grant  County  Hospital  Facility,  5.50% due 8/1/2009  (Gila  Regional
Medical Center; Insured: Radian)                                           NR/BBB+        1,310,000       1,319,445
Grant  County  Hospital  Facility,  5.50% due 8/1/2010  (Gila  Regional
Medical Center; Insured: Radian)                                           NR/BBB+        1,385,000       1,416,093
Las Cruces School District GO, 5.50% due 8/1/2010                          Aa3/NR         1,000,000       1,027,670
Los Alamos County GRT Improvement, 5.75% due 6/1/2016                      A1/AA+         1,000,000       1,102,620
Los Alamos County GRT Improvement, 5.625% due 6/1/2023                     A1/AA+         1,000,000       1,005,390
Los Alamos County GRT Improvement, 5.75% due 6/1/2024                      A1/AA+         3,000,000       3,023,700
Los Alamos County GRT Improvement, 5.75% due 6/1/2025                      A1/AA+         1,000,000       1,001,380
Los Alamos County Utility Systems, 5.00% due 7/1/2013 (Insured: FSA)       Aa3/AAA        1,265,000       1,365,226
New Mexico Finance Authority,  5.15% due 6/1/2012 pre-refunded 6/1/2009
(Insured: MBIA)                                                            Aa2/AA+          255,000         259,751
New Mexico Finance Authority,  5.25% due 6/1/2013 pre-refunded 6/1/2009
(Insured: MBIA)                                                            Aa2/AA+          130,000         132,475
New Mexico Finance Authority, 5.00% due 6/15/2013 (Insured: AMBAC)         Aa3/NR         2,280,000       2,487,708
New Mexico Finance Authority, 5.00% due 6/1/2014 (Insured: MBIA)           Aa2/AA+        2,660,000       2,882,243
New Mexico Finance Authority,  5.35% due 6/1/2014 pre-refunded 6/1/2009
(Insured: MBIA)                                                            Aa2/AA+          130,000         132,530
New Mexico Finance Authority, 5.25% due 6/1/2015 (Insured: AMBAC)          Aa2/AA+        1,000,000       1,100,290
New Mexico Finance Authority,  5.45% due 6/1/2015 pre-refunded 6/1/2009
(Insured: MBIA)                                                            Aa2/AA+          145,000         147,881
New Mexico Finance Authority, 5.00% due 6/15/2015 (Insured: AMBAC)         Aa3/NR         2,360,000       2,606,974
New Mexico Finance Authority, 5.00% due 6/15/2018 (Insured: AMBAC)         Aa3/NR         2,915,000       3,077,657
New Mexico Finance Authority, 5.00% due 6/15/2019 (Insured: MBIA)          Aa3/NR         1,215,000       1,264,560
New Mexico Finance Authority, 5.00% due 6/1/2020 (Insured: AMBAC)          Aa2/AA+          365,000         379,304
New Mexico Finance Authority, 5.00% due 6/15/2022 (Insured: MBIA)          Aa3/AA         1,300,000       1,321,294
New Mexico Finance Authority, 5.00% due 6/15/2024 (Insured: MBIA)          Aa3/AA         7,000,000       7,019,460
New Mexico Finance Authority State Transportation,  5.00% due 6/15/2014
(Insured: MBIA)                                                            Aa2/AA+        2,100,000       2,312,877
New Mexico Highway Commission Senior Tax, 5.50% due 6/15/2014              Aa2/AAA        2,000,000       2,114,120
New Mexico Highway  Commission  Tax,  6.00% due 6/15/2011  pre-refunded
6/15/2009                                                                  Aa2/AAA        5,000,000       5,120,950
New  Mexico  Hospital  Equipment  Loan  Council,   4.80%  due  8/1/2010
(Presbyterian Healthcare)                                                  Aa3/AA-          500,000         509,510
New  Mexico  Hospital  Equipment  Loan  Council,   5.75%  due  8/1/2016
pre-refunded 8/1/2011 (Presbyterian Healthcare)                            Aa3/AA-        3,205,000       3,517,968
New  Mexico  Hospital  Equipment  Loan  Council,   5.00%  due  7/1/2017
pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)               A3/NR         1,730,000       1,936,199
New  Mexico  Hospital  Equipment  Loan  Council,   5.00%  due  7/1/2019
pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)               A3/NR         1,000,000       1,119,190
New  Mexico  Hospital  Equipment  Loan  Council,   5.00%  due  7/1/2021
pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)               A3/NR         1,185,000       1,326,240
New  Mexico  Hospital  Equipment  Loan  Council,   5.25%  due  7/1/2025
pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)               A3/NR         1,000,000       1,133,870
New Mexico Housing Authority Multi Family Housing,  5.30% due 12/1/2022
(El Paseo Apartments; Insured: AMBAC) (AMT)                                 NR/A          1,010,000         913,767
New Mexico MFA Forward  Mortgage,  6.50% due 7/1/2025  (Collateralized:
FNMA/GNMA)                                                                 NR/AAA           135,000         140,484
New Mexico MFA General, 5.80% due 9/1/2019 pre-refunded 9/1/2009           NR/AAA           775,000         801,156
New Mexico MFA Multi Family, 5.05% due 9/1/2027 (St. Anthony;  Insured:
FHA) (AMT)                                                                 NR/AAA           890,000         729,871
New Mexico MFA Multi Family, 6.05% due 7/1/2028 (Sandpiper  Apartments;
Insured: FHA) (AMT)                                                        NR/AAA         2,335,000       2,119,339
New Mexico MFA Multi  Family,  5.00% due 7/1/2031 put 7/1/2011  (Sombra
Del Oso Apartments; Collateralized: FNMA)                                  Aaa/NR         1,000,000       1,025,990
New  Mexico  MFA  Multi   Family,   5.00%  due  7/1/2031  put  7/1/2011
(Riverwalk Apartments; Collateralized: FNMA)                               Aaa/NR         1,910,000       1,959,641
New Mexico MFA Multi  Family,  5.00% due 7/1/2031 put 7/1/2011  (Tierra
Pointe I Apartments; Collateralized: FNMA)                                 Aaa/NR         2,785,000       2,857,382
New Mexico MFA SFMR,  5.70% due  9/1/2014  (Collateralized:  FNMA/GNMA)
(AMT)                                                                      NR/AAA            70,000          70,055
New Mexico MFA SFMR, 5.80% due 9/1/2016 (Collateralized: FNMA/GNMA)        NR/AAA           130,000         131,082
New Mexico MFA SFMR, 5.75% due 3/1/2017 (Collateralized: FNMA/GNMA)        NR/AAA           185,000         186,532
New Mexico MFA SFMR, 6.15% due 9/1/2017 (Collateralized: FNMA/GNMA)        NR/AAA            60,000          60,576
New Mexico MFA SFMR, 0% due 9/1/2019 (GIC: Bayerisch Landesbank) (AMT)     NR/AAA           205,000         197,142
New Mexico MFA SFMR, 5.875% due 9/1/2020 (AMT)                             NR/AAA           185,000         184,647
New Mexico MFA SFMR,  5.875% due 9/1/2021  (Collateralized:  FNMA/GNMA)
(AMT)                                                                      NR/AAA           350,000         342,370
New Mexico MFA SFMR,  6.05% due  9/1/2021  (Collateralized:  FNMA/GNMA)
(AMT)                                                                      NR/AAA           225,000         222,147
New   Mexico   MFA   SFMR,   5.25%   due   7/1/2023    (Collateralized:
GNMA/FNMA/FHLMC) (AMT)                                                     NR/AAA         1,500,000       1,333,380
New   Mexico   MFA   SFMR,   5.375%   due   7/1/2023   (Collateralized:
GNMA/FNMA/FHLMC) (AMT)                                                     NR/AAA         2,225,000       2,007,506
New   Mexico   MFA   SFMR,   5.50%   due   7/1/2028    (Collateralized:
GNMA/FNMA/FHLMC) (AMT)                                                     NR/AAA         3,265,000       2,832,420
New   Mexico   MFA   SFMR,   5.60%   due   7/1/2028    (Collateralized:
GNMA/FNMA/FHLMC) (AMT)                                                     NR/AAA         2,000,000       1,760,500
New Mexico State Highway Commission Tax, 5.00% due 6/15/2010 (ETM)         Aa2/AAA          255,000         268,844
New Mexico State Highway Commission Tax, 5.00% due 6/15/2010               Aa2/AAA          245,000         257,434
New  Mexico  State  Hospital   Equipment   Loan,   6.00%  due  8/1/2023
(Presbyterian Healthcare Services)                                         Aa3/AA-        6,000,000       6,047,460
New Mexico State University  Improvement,  5.00% due 4/1/2013 (Insured:
FSA)                                                                       Aa3/AAA        1,000,000       1,090,670
Rio Rancho GRT, 5.00% due 6/1/2014 (Insured: FGIC)                          A1/AA           955,000       1,021,936
Rio Rancho GRT, 5.00% due 6/1/2016 (Insured: FGIC)                          A1/AA           555,000         587,762
Rio Rancho GRT, 5.00% due 6/1/2022 (Insured: FGIC)                          A1/AA         1,000,000         975,160
San Juan  County  Gasoline  Tax/Motor  Vehicle  Improvement,  5.25% due
5/15/2014                                                                   A1/NR           400,000         422,236
San Juan  County  Gasoline  Tax/Motor  Vehicle  Improvement,  5.25% due
5/15/2022                                                                   A1/NR         1,725,000       1,718,980
San Juan County GRT, 5.30% due 9/15/2009                                    A1/NR           110,000         112,076
San Juan County GRT, 5.00% due 6/15/2014 (Insured: MBIA)                    A1/AA         1,225,000       1,310,995
Sandoval County Incentive Payment, 5.00% due 6/1/2020 (Intel Corp.)         NR/A+         6,390,000       6,402,269
Sandoval County Landfill Improvement, 5.50% due 8/15/2015                  Baa2/NR        1,420,000       1,337,029
Sandoval County Landfill Improvement, 5.75% due 8/15/2018                  Baa2/NR        1,335,000       1,186,828
Santa Fe County, 5.50% due 5/15/2015 (El Castillo Retirement)              NR/BBB-        1,250,000       1,162,825
Santa Fe County, 5.80% due 5/15/2018 (El Castillo Retirement)              NR/BBB-        1,835,000       1,636,581
Santa  Fe  County,   7.25%  due  7/1/2029  (Rancho  Viejo   Improvement
District)                                                                   NR/NR         1,745,000       1,379,684
Santa Fe County  Charter  School  Foundation,  6.50% due 1/15/2026 (ATC
Foundation)                                                                 NR/NR         1,000,000         790,710
Santa Fe County  Charter School  Foundation,  6.625% due 1/15/2036 (ATC
Foundation)                                                                 NR/NR         1,030,000         771,975
Santa Fe County  Correctional  Systems,  5.00% due  2/1/2018  (Insured:
FSA)                                                                       Aa3/AAA        1,000,000       1,067,100
Santa Fe County  Correctional  Systems,  6.00% due  2/1/2027  (Insured:
FSA)                                                                       Aa3/AAA        1,520,000       1,581,241
Santa Fe County GRT, 5.00% due 6/1/2025                                    Aa2/AA+        1,400,000       1,401,610
Santa Fe County GRT, 5.00% due 6/1/2026                                    Aa2/AA+        1,535,000       1,527,878
Santa  Fe  Educational  Facilities,  5.40%  due  3/1/2017  (St.  John's
College)                                                                   NR/BBB+        1,215,000       1,079,248
Santa Fe SFMR, 6.00% due 11/1/2010 (Collateralized: FNMA/GNMA) (AMT)       Aaa/NR            55,000          55,077
Santa Fe SFMR, 6.10% due 11/1/2011 (Collateralized: FNMA/GNMA) (AMT)       Aaa/NR            75,000          75,079
Santa Fe SFMR, 6.20% due 11/1/2016 (Collateralized: FNMA/GNMA) (AMT)       Aaa/NR            90,000          90,019
Taos County GRT, 4.25% due 10/1/2010 (Insured: Radian)                      A3/NR         1,000,000         996,440
Taos County GRT, 4.75% due 10/1/2012 (ETM)                                 Baa1/NR        1,500,000       1,643,145
University of New Mexico, 5.25% due 6/1/2013                               Aa3/AA           665,000         712,042
University of New Mexico, 5.25% due 6/1/2014                               Aa3/AA           335,000         355,589
University of New Mexico, 5.00% due 6/1/2015 (Insured: AMBAC)              Aa3/AA         1,590,000       1,768,732
University of New Mexico, 5.25% due 6/1/2015                               Aa3/AA         1,195,000       1,287,517
University of New Mexico, 5.25% due 6/1/2016                               Aa3/AA           645,000         683,423
University of New Mexico, 5.25% due 6/1/2017                               Aa3/AA         1,730,000       1,833,056
University of New Mexico, 5.25% due 6/1/2018                               Aa3/AA         1,825,000       1,926,470
University of New Mexico, 5.25% due 6/1/2018                               Aa3/AA         1,200,000       1,268,040
University of New Mexico, 5.25% due 6/1/2021                               Aa3/AA         1,000,000       1,027,540
University of New Mexico, 6.00% due 6/1/2021                               Aa3/AA           610,000         673,031
University of New Mexico Hospital  Mortgage  Bonds,  5.00% due 1/1/2016
(Insured: FSA/FHA)                                                         Aa3/AAA        2,920,000       3,187,764
University of New Mexico Hospital  Mortgage  Bonds,  5.00% due 1/1/2017
(Insured: FSA/FHA)                                                         Aa3/AAA        2,000,000       2,161,380
University of New Mexico Hospital  Mortgage  Bonds,  5.00% due 1/1/2018
(Insured: FSA/FHA)                                                         Aa3/AAA        2,000,000       2,088,840
University of New Mexico Hospital  Mortgage  Bonds,  5.00% due 1/1/2019
(Insured: FSA/FHA)                                                         Aa3/AAA        3,000,000       3,098,910
University of New Mexico Hospital  Mortgage  Bonds,  5.00% due 7/1/2019
(Insured: FSA/FHA)                                                         Aa3/AAA        3,000,000       3,084,270
University of New Mexico Hospital  Mortgage  Bonds,  5.00% due 1/1/2020
(Insured: FSA/FHA)                                                         Aa3/AAA        2,310,000       2,356,708
University of New Mexico Hospital  Mortgage  Bonds,  5.00% due 7/1/2020
(Insured FSA/FHA)                                                          Aa3/AAA          500,000         507,920
Ventana  West  Public  Improvement  District  Special  Tax,  6.625% due
8/1/2023                                                                    NR/NR         2,000,000       1,482,760
Villa  Hermosa  Multi  Family  Housing,  5.85%  due  11/20/2016  (Villa
Hermosa Apartments; Collateralized: GNMA) (AMT)                            NR/AAA         1,105,000       1,114,149


TOTAL INVESTMENTS --98.84%(Cost $ 201,023,758)                                                       $  199,024,486


OTHER ASSETS LESS LIABILITIES -- 1.16%                                                                    2,344,493


NET ASSETS -- 100.00%                                                                                $  201,368,979

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.

Notes to Schedule of Investments:
Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments) The inputs or methodology used for valuing an investment are not necessarily indications of liquidity or the risk associated with the investment

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

                                                                      Investments in            Investments in Other
                                                                       Securities             Financial Instruments*
Valuation Inputs
Level 1 - Quoted Prices in Active Markets for Identical Assets        $            -            $                  -
Level 2 - Significant Other Observable Inputs                            199,024,486
Level 3 - Significant Unobservable Inputs                                          -                               -

Total                                                                 $  199,024,486            $                  -

*Other financial instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FHLMC      Insured by Federal Home Loan Mortgage Corp.
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GNMA       Insured by Government National Mortgage Co.
GO         General Obligation
GRT        Gross Receipts Tax
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Investors Assurance
MFA        Mortgage Finance Authority
PCR        Pollution Control Revenue Bond
RADIAN     Insured by Radian Asset Assurance
SFMR       Single Family Mortgage Revenue Bond


SCHEDULE OF INVESTMENTS                                                                             (UNAUDITED)

Thornburg New York Intermediate Municipal Fund                                                   December 31, 2008

CUSIPS: CLASS A - 885-215-665
NASDAQ SYMBOLS: CLASS A - THNYX

                                                                         Credit Rating+    Principal
Issuer-Description                                                          Moody's/S&P      Amount           Value

Amherst IDA Civic Facility, 5.75% due 4/1/2015 (Insured: ACA)               NR/NR      $    465,000  $      427,530
Dutchess County IDA, 5.00% due 8/1/2021 (Bard College)                      A3/NR         1,100,000       1,014,717
Hempstead  IDA  Resource  Recovery,  5.00% due  12/1/2010  put 6/1/2010
(American Ref-Fuel)                                                       Baa3/BB+        1,000,000         955,010
Monroe  County IDA,  6.45% due  2/1/2014  (DePaul  Community  Facility;
Insured: SONYMA)                                                           Aa1/NR           640,000         642,323
Monroe  County IDA,  5.375% due  6/1/2017  (St.  John  Fisher  College;
Insured: Radian)                                                           NR/BBB+          495,000         462,043
Nassau Health Care Corp., 6.00% due 8/1/2011 pre-refunded 8/1/2009         Aa3/AAA          400,000         420,340
New York City GO, 5.00% due 8/1/2025                                       Aa3/AA           400,000         379,156
New York City GO,  1.15% due  11/1/2026  put  1/2/2009  (Insured:  FSA)
(daily demand notes)                                                     VMIG1/A-1+         500,000         500,000
New  York  City  Metropolitan   Transportation  Authority,   6.25%  due
11/15/2023                                                                  A2/A          1,000,000       1,051,800
New York City Municipal  Water Finance  Authority,  5.75% due 6/15/2013
(ETM)                                                                      A2/AAA         1,000,000       1,073,500
New York  City  Transitional  Finance  Authority,  5.25%  due  8/1/2016
(Insured: AMBAC)                                                           Aa1/AAA        1,000,000       1,070,890
New York City Transitional Finance Authority, 5.00% due 11/1/2020          Aa1/AAA        1,000,000       1,034,480
New York City Trust Cultural  Resources,  5.75% due 7/1/2014 (Museum of
American Folk Art; Insured: ACA)                                            NR/NR           920,000         847,743
New York Convention Center  Development Corp. Hotel Unit Fee, 5.00% due
11/15/2017 (Insured: AMBAC)                                                 A2/A          1,000,000       1,044,300
New York Dormitory  Authority,  5.25% due 7/1/2010 (D'Youville College;
Insured: Radian)                                                           NR/BBB+          350,000         354,274
New York Dormitory  Authority,  5.25% due 7/1/2011 (D'Youville College;
Insured: Radian)                                                           NR/BBB+          370,000         374,662
New York  Dormitory  Authority,  5.00%  due  2/15/2015  (Mental  Health
Services; Insured: AMBAC)                                                 Baa1/AA-        1,000,000       1,058,960
New York  Dormitory  Authority,  5.00%  due  7/1/2016  (Bishop  Henry B
Hucles Nursing Home; Insured: SONYMA)                                      Aa1/NR           400,000         419,096
New York Dormitory  Authority,  5.00% due 10/1/2018  (Insured:  Assured
Guaranty)                                                                  Aa2/AAA        1,000,000       1,032,900
New  York  Dormitory  Authority,   5.50%  due  2/15/2019   pre-refunded
8/15/2011 (Mental Health Services; Insured: MBIA)                           A1/AA           585,000         644,875
New  York  Dormitory  Authority,   6.10%  due  7/1/2019  (Ryan  Clinton
Community Health Center; Insured: SONYMA)                                  Aa1/NR         1,000,000       1,020,860
New York  Dormitory  Authority,  5.00%  due  7/1/2024  (Bishop  Henry B
Hucles Nursing Home; Insured: SONYMA)                                      Aa1/NR         1,000,000         932,000
New  York  Dormitory  Authority,   5.25%  due  7/1/2027  (Health  Quest
Systems; Insured: Assured Guaranty)                                        Aa2/AAA          500,000         465,830
New York Dormitory  Authority Lease, 5.25% due 8/15/2013 (Master Boces;
Insured: FSA)                                                              Aa3/AAA        1,000,000       1,051,650
New York Dormitory Authority Lease, 5.00% due 1/15/2023                    A1/AA-         1,000,000         979,250
New York Dormitory Authority Personal Income Tax, 5.50% due 3/15/2012      Aa3/AAA        1,000,000       1,105,330
New York Dormitory  Authority  Personal Income Tax, 5.00% due 3/15/2019
(Insured: FSA)                                                             Aa3/AAA        1,000,000       1,047,160
New  York  Environmental   Facilities  Corp.  PCR  Water,   6.875%  due
6/15/2014 (State Revolving Fund)                                           Aaa/AAA          400,000         401,664
New York State Thruway Authority General,  5.00% due 1/1/2018 (Insured:
AMBAC)                                                                      A1/A+         1,000,000       1,052,330
New York State  Thruway  Authority  Highway & Bridge Trust Fund,  5.00%
due 4/1/2022                                                                NR/AA         1,000,000       1,007,680
New York State Urban Development Corp., 5.25% due 1/1/2021                 NR/AA-         1,000,000       1,014,770
Newark Wayne Community Hospital, 5.875% due 1/15/2033 (Insured: AMBAC)     Baa1/A         1,280,000       1,230,170
Oneida County IDA, 6.00% due 1/1/2010 (Insured: Radian)                    NR/BBB+          375,000         379,016
Oneida County IDA,  6.10% due 6/1/2020  (Presbyterian  Home for Central
NY; LOC: HSBC Bank USA)                                                    Aa2/NR           450,000         459,841
Port  Authority New York & New Jersey,  5.00% due  8/15/2022  (Insured:
FSA)                                                                       Aa3/AAA        1,000,000       1,008,800
Port   Chester  IDA,   4.75%  due   7/1/2031  put  7/1/2011   (American
Foundation; Collateralized: FNMA)                                          NR/AAA           750,000         774,090
Tobacco Settlement Funding Corp., 5.50% due 6/1/2021                       A1/AA-         1,000,000         979,710
Triborough Bridge & Tunnel Authority, 5.00% due 11/15/2025                 Aa2/AA-        1,410,000       1,395,815
Utica IDA Civic Facility,  5.25% due 7/15/2016 (Munson Williams Proctor
Institute)                                                                  A1/NR           210,000         222,600


TOTAL INVESTMENTS --96.96%(Cost $ 31,492,854)                                                        $   31,337,166


OTHER ASSETS LESS LIABILITIES -- 3.04%                                                                      984,044


NET ASSETS -- 100.00%                                                                                $   32,321,210


 Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.

Notes to Schedule of Investments:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily indications of liquidity or the risk associated with the investment.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

                                                                      Investments in            Investments in Other
                                                                       Securities             Financial Instruments*
Valuation Inputs
Level 1 - Quoted Prices in Active Markets for Identical Assets        $            -                  $            -
Level 2 - Significant Other Observable Inputs                             31,337,166                               -
Level 3 - Significant Unobservable Inputs                                          -                               -

Total                                                                 $   31,337,166                  $            -

*Other financial instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
ETM        Escrowed to Maturity
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GO         General Obligation
IDA        Industrial Development Authority
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Investors Assurance
PCR        Pollution Control Revenue Bond
RADIAN     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority


SCHEDULE OF INVESTMENTS                                                                              (UNAUDITED)

Thornburg Limited Term U.S. Government Fund                                                       December 31, 2008

CUSIPS: CLASS A - 885-215-103, CLASS B - 885-215-848, CLASS C - 885-215-830,
CLASS I - 885-215-699, CLASS R3 - 885-215-491
NASDAQ SYMBOLS: CLASS A - LTUSX, CLASS B - LTUBX, CLASS C - LTUCX,
CLASS I - LTUIX, CLASS R3 - LTURX

                                                                                           Principal          Value
Security Name                                                                                Amount

    U.S. TREASURY SECURITIES -- 35.28%
        United States Treasury Notes, 5.50% due 5/15/2009                              $  8,000,000  $    8,157,500
        United States Treasury Notes, 3.625% due 1/15/2010                               16,000,000      16,562,187
        United States Treasury Notes, 2.125% due 4/30/2010                                5,000,000       5,120,313
        United States Treasury Notes, 4.625% due 10/31/2011                               2,000,000       2,208,594
        United States Treasury Notes, 3.625% due 5/15/2013                                5,000,000       5,496,485
        United States Treasury Notes, 4.75% due 5/15/2014                                 3,000,000       3,531,211
        United States Treasury Notes, 4.50% due 11/15/2015                                2,000,000       2,372,891
        United States Treasury Notes, 4.875% due 8/15/2016                                5,000,000       5,976,367
        United States Treasury Notes, 4.625% due 2/15/2017                                5,000,000       5,915,039
        United States Treasury Notes, 4.50% due 5/15/2017                                 7,000,000       8,215,976
        United States  Treasury Notes  Inflationary  Index,  3.875% due
        1/15/2009                                                                         7,926,000       7,871,509
        United States  Treasury Notes  Inflationary  Index,  0.625% due
        4/15/2013                                                                        10,249,700       9,769,245
        United States  Treasury  Notes  Inflationary  Index,  2.00% due
        7/15/2014                                                                         9,194,640       8,694,681
        United States  Treasury Notes  Inflationary  Index,  1.875% due
        7/15/2015                                                                         4,455,200       4,210,164
        United States  Treasury  Notes  Inflationary  Index,  2.00% due
        1/15/2016                                                                         5,457,650       5,246,165

    TOTAL U.S. TREASURY SECURITIES (Cost $95,366,257)                                                    99,348,327

    U.S. GOVERNMENT AGENCIES -- 59.12%
        Federal Agricultural Mtg Corp., 6.71% due 7/28/2014                                 200,000         239,232
        Federal Farm Credit Bank, 5.80% due 3/19/2009                                       300,000         303,306
        Federal Farm Credit Bank, 6.75% due 7/7/2009                                        350,000         360,705
        Federal Farm Credit Bank, 6.06% due 5/28/2013                                       240,000         274,959
        Federal Farm Credit Bank, 3.98% due 1/22/2015                                     1,000,000       1,045,379
        Federal Home Loan Bank, 5.48% due 1/8/2009                                        1,250,000       1,251,081
        Federal Home Loan Bank, 5.985% due 4/9/2009                                       1,000,000       1,014,033
        Federal Home Loan Bank, 5.79% due 4/27/2009                                         200,000         203,166
        Federal Home Loan Bank, 5.125% due 4/29/2009                                      1,750,000       1,774,367
        Federal Home Loan Bank, 4.125% due 8/13/2010                                      7,000,000       7,303,891
        Federal Home Loan Bank, 5.375% due 6/13/2014                                      2,000,000       2,237,262
        Federal Home Loan Bank, 5.00% due 12/8/2017                                       3,000,000       3,308,838
        Federal Home Loan Mtg Corp., 4.50% due 6/12/2013                                  2,000,000       2,012,234
        Federal Home Loan Mtg Corp., 4.50% due 1/15/2015                                  5,000,000       5,468,702
        Federal Home Loan Mtg Corp., 5.50% due 3/28/2016                                  1,190,000       1,274,450
        Federal Home Loan Mtg Corp., 4.875% due 6/13/2018                                 3,000,000       3,433,917
        Federal Home Loan Mtg Corp., 5.50% due 7/15/2019                                  4,887,188       5,036,823
        Federal  Home  Loan Mtg  Corp.,  CMO  Series  00246,  5.50% due
        5/15/2034                                                                         2,068,719       2,136,511
        Federal  Home Loan Mtg Corp.,  CMO Series 1321 Class TE,  7.00%
        due 8/15/2022                                                                       786,603         785,154
        Federal  Home Loan Mtg Corp.,  CMO Series 2509 Class TV,  5.50%
        due 4/15/2022                                                                     2,500,000       2,562,945
        Federal  Home Loan Mtg Corp.,  CMO Series 2592 Class PD,  5.00%
        due 7/15/2014                                                                       307,709         307,664
        Federal  Home Loan Mtg Corp.,  CMO Series 2628 Class DQ,  3.00%
        due 11/15/2017                                                                      768,727         754,522
        Federal  Home Loan Mtg Corp.,  CMO Series 2649 Class QH,  4.50%
        due 7/15/2018                                                                     1,000,000       1,017,414
        Federal  Home Loan Mtg Corp.,  CMO Series 26925 Class QD, 5.00%
        due 12/15/2022                                                                    2,575,000       2,625,868
        Federal  Home Loan Mtg Corp.,  CMO Series 2731 Class Vl,  5.50%
        due 12/15/2014                                                                    2,738,731       2,838,812
        Federal  Home Loan Mtg Corp.,  CMO Series 2738 Class QE,  5.00%
        due 7/15/2032                                                                     3,000,000       3,080,982
        Federal  Home Loan Mtg Corp.,  CMO Series 2744 Class JG,  5.00%
        due 8/15/2032                                                                     1,500,000       1,525,067
        Federal  Home Loan Mtg Corp.,  CMO Series 2764 Class UE,  5.00%
        due 10/15/2032                                                                    2,000,000       2,046,332
        Federal  Home Loan Mtg Corp.,  CMO Series 2770 Class UD,  4.50%
        due 5/15/2017                                                                     2,400,000       2,433,514
        Federal  Home Loan Mtg Corp.,  CMO Series 2802 Class NE,  5.00%
        due 2/15/2033                                                                     1,470,000       1,502,212
        Federal  Home Loan Mtg Corp.,  CMO Series 2814 Class GB,  5.00%
        due 6/15/2019                                                                     1,120,782       1,137,097
        Federal  Home Loan Mtg Corp.,  CMO Series 2825 Class VP,  5.50%
        due 6/15/2015                                                                     5,233,637       5,421,738
        Federal  Home Loan Mtg Corp.,  CMO Series 2834 Class VE,  5.50%
        due 7/15/2015                                                                     2,352,395       2,406,919
        Federal  Home Loan Mtg Corp.,  CMO Series 2901 Class UB,  5.00%
        due 3/15/2033                                                                     2,400,000       2,439,615
        Federal  Home Loan Mtg Corp.,  CMO Series 2943 Class HE,  5.00%
        due 3/15/2033                                                                     1,965,000       2,003,727
        Federal  Home Loan Mtg Corp.,  CMO Series 3020 Class VA,  5.50%
        due 11/15/2014                                                                    1,389,916       1,439,544
        Federal  Home Loan Mtg Corp.,  CMO Series 3067 Class PJ,  5.50%
        due 7/15/2031                                                                     3,000,000       3,089,762
        Federal  Home Loan Mtg Corp.,  CMO Series 3068 Class VA,  5.50%
        due 10/15/2016                                                                    1,549,636       1,605,960
        Federal  Home Loan Mtg Corp.,  CMO Series 3078 Class PC,  5.50%
        due 11/15/2030                                                                    2,250,000       2,320,955
        Federal  Home Loan Mtg Corp.,  CMO Series 3138 Class PC,  5.50%
        due 6/15/2032                                                                     5,000,000       5,145,635
        Federal  Home Loan Mtg Corp.,  CMO Series 3184 Class PC,  5.50%
        due 8/15/2032                                                                       535,000         552,083
        Federal  Home Loan Mtg Corp.,  CMO Series 3187 Class LA,  5.50%
        due 4/15/2031                                                                     2,753,854       2,833,189
        Federal  Home Loan Mtg Corp.,  CMO Series 3192 Class GB,  6.00%
        due 1/15/2031                                                                     1,000,000       1,026,066
        Federal  Home Loan Mtg Corp.,  CMO Series 3195 Class PD,  6.50%
        due 7/15/2036                                                                     4,300,000       4,502,042
        Federal  Home Loan Mtg Corp.,  CMO Series 3216 Class NA,  6.00%
        due 5/15/2028                                                                     1,577,254       1,601,819
        Federal  Home Loan Mtg Corp.,  CMO Series 3219 Class PD,  6.00%
        due 11/15/2035                                                                    3,000,000       3,055,834
        Federal  Home Loan Mtg Corp.,  CMO Series 3319 Class PA,  5.50%
        due 8/15/2030                                                                       821,802         845,123
        Federal  Home Loan Mtg Corp.,  CMO Series 3320 Class TC,  5.50%
        due 10/15/2032                                                                    2,000,000       2,071,124
        Federal  Home Loan Mtg Corp.,  CMO Series 3331 Class PB,  6.00%
        due 1/15/2031                                                                     2,000,000       2,068,007
        Federal  Home Loan Mtg Corp.,  CMO Series 3351 Class PK,  5.50%
        due 1/15/2032                                                                     3,000,000       3,114,596
        Federal  Home Loan Mtg Corp.,  CMO Series R003 Class VA,  5.50%
        due 8/15/2016                                                                     1,356,359       1,405,078
        Federal  Home Loan Mtg Corp.,  CMO Series R012 Class AB,  5.50%
        due 12/15/2020                                                                    3,219,404       3,297,007
        Federal Home Loan Mtg Corp., Pool # 141412, 8.50% due 4/1/2017                       35,032          35,032
        Federal Home Loan Mtg Corp., Pool # 1N1736, 5.24% due 4/1/2037                    1,275,905       1,294,551
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  252986,  10.75%  due
        4/1/2010                                                                              6,522           6,676
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  298107,  10.25%  due
        8/1/2017                                                                             22,981          26,115
        Federal  Home  Loan  Mtg  Corp.,  Pool  #  C90041,   6.50%  due
        11/1/2013                                                                            19,507          20,149
        Federal Home Loan Mtg Corp., Pool # D37120, 7.00% due 7/1/2023                       28,358          29,674
        Federal National Mtg Assoc, 4.00% due 10/8/2010                                   3,000,000       3,000,000
        Federal National Mtg Assoc, 4.40% due 2/19/2015                                   1,585,000       1,694,634
        Federal  National Mtg Assoc CMO Series  1993-122 Class D, 6.50%
        due 6/25/2023                                                                        21,204          21,253
        Federal  National Mtg Assoc CMO Series  1993-32  Class H, 6.00%
        due 3/25/2023                                                                        88,484          91,022
        Federal  National Mtg Assoc CMO Series  2002-18 Class PC, 5.50%
        due 4/25/2017                                                                     2,050,000       2,093,974
        Federal  National Mtg Assoc CMO Series  2003-92 Class KH, 5.00%
        due 3/25/2032                                                                     2,000,000       2,036,878
        Federal  National Mtg Assoc CMO Series  2004-35 Class CA, 4.00%
        due 12/25/2017                                                                    1,617,990       1,627,829
        Federal  National Mtg Assoc CMO Series  2006-51 Class PB, 5.50%
        due 8/25/2033                                                                     3,000,000       3,119,063
        Federal  National Mtg Assoc CMO Series  2007-42 Class YA, 5.50%
        due 1/25/2036                                                                     2,361,102       2,385,316
        Federal  National Mtg Assoc CMO Series  2007-65 Class PB, 6.00%
        due 10/25/2032                                                                    2,916,000       3,007,379
        Federal  National Mtg Assoc CMO Series  2007-79 Class MB, 5.50%
        due 12/25/2030                                                                    1,000,000       1,034,119
        Federal  National Mtg Assoc CMO Series  2007-83 Class PA, 6.00%
        due 3/25/2029                                                                     1,787,534       1,826,775
        Federal  National Mtg Assoc REMIC Series 2002-59 Class B, 5.50%
        due 9/25/2017                                                                     2,135,343       2,185,178
        Federal  National  Mtg Assoc  REMIC  Series  2006-B1  Class AB,
        6.00% due 6/25/2016                                                               2,662,803       2,733,592
        Federal National Mtg Assoc, Pool # 044003, 8.00% due 6/1/2017                        25,275          26,644
        Federal National Mtg Assoc, Pool # 050811, 7.50% due 12/1/2012                       18,795          19,515
        Federal National Mtg Assoc, Pool # 050832, 7.50% due 6/1/2013                        22,570          23,387
        Federal National Mtg Assoc, Pool # 076388, 9.25% due 9/1/2018                        61,455          66,606
        Federal National Mtg Assoc, Pool # 100286, 7.50% due 8/1/2009                         4,003           4,014
        Federal National Mtg Assoc, Pool # 112067, 9.50% due 10/1/2016                       20,156          22,364
        Federal National Mtg Assoc, Pool # 190555, 7.00% due 1/1/2014                        18,484          19,291
        Federal National Mtg Assoc, Pool # 190703, 7.00% due 3/1/2009                           450             449
        Federal National Mtg Assoc, Pool # 190836, 7.00% due 6/1/2009                         2,088           2,177
        Federal National Mtg Assoc, Pool # 250387, 7.00% due 11/1/2010                       14,141          14,274
        Federal National Mtg Assoc, Pool # 251759, 6.00% due 5/1/2013                        37,966          39,516
        Federal National Mtg Assoc, Pool # 252648, 6.50% due 5/1/2022                       126,021         131,727
        Federal National Mtg Assoc, Pool # 303383, 7.00% due 12/1/2009                        1,164           1,170
        Federal National Mtg Assoc, Pool # 312663, 7.50% due 6/1/2010                         8,562           8,646
        Federal National Mtg Assoc, Pool # 323706, 7.00% due 2/1/2009                            99              99
        Federal National Mtg Assoc, Pool # 334996, 7.00% due 2/1/2011                        12,816          12,952
        Federal National Mtg Assoc, Pool # 342947, 7.25% due 4/1/2024                       217,632         229,544
        Federal National Mtg Assoc, Pool # 384243, 6.10% due 10/1/2011                      590,383         610,752
        Federal National Mtg Assoc, Pool # 384746, 5.86% due 2/1/2009                       579,778         580,754
        Federal National Mtg Assoc, Pool # 385714, 4.70% due 1/1/2010                     3,022,834       3,030,033
        Federal National Mtg Assoc, Pool # 406384, 8.25% due 12/1/2024                      117,323         123,946
        Federal National Mtg Assoc, Pool # 443909, 6.50% due 9/1/2018                        89,999          94,233
        Federal National Mtg Assoc, Pool # 516363, 5.00% due 3/1/2014                       122,513         126,054
        Federal National Mtg Assoc, Pool # 555207, 7.00% due 11/1/2017                       38,520          40,296
        Federal National Mtg Assoc, Pool # 895572, 5.653% due 6/1/2036                    2,775,026       2,835,810
        Government  National  Mtg  Assoc,  Pool  #  000623,  8.00%  due
        9/20/2016                                                                            34,438          36,649
        Government  National  Mtg  Assoc,  Pool  #  369693,  7.00%  due
        1/15/2009                                                                               164             166
        Government  National  Mtg  Assoc,  Pool  #  409921,  7.50%  due
        8/15/2010                                                                             9,122           9,210
        Government  National  Mtg  Assoc,  Pool  #  410240,  7.00%  due
        12/15/2010                                                                           13,492          13,657
        Government  National  Mtg  Assoc,  Pool  #  410271,  7.50%  due
        8/15/2010                                                                            14,876          15,067
        Government  National  Mtg  Assoc,  Pool  #  410846,  7.00%  due
        12/15/2010                                                                           21,628          21,894
        Government  National  Mtg  Assoc,  Pool  #  430150,  7.25%  due
        12/15/2026                                                                           29,579          31,128
        Government  National  Mtg  Assoc,  Pool  #  453928,  7.00%  due
        7/15/2017                                                                            51,887          54,588
        Government  National  Mtg  Assoc,  Pool  #  780448,  6.50%  due
        8/15/2011                                                                            35,390          36,855
        Overseas Private Investment Corp., 4.10% due 11/15/2014 (1)                       1,502,400       1,547,472
        Private Export Funding Corp., 5.685% due 5/15/2012                                5,000,000       5,608,355
        Private Export Funding Corp., 4.974% due 8/15/2013                                2,700,000       2,957,980
        Tennessee Valley Authority, 4.75% due 8/1/2013                                    3,000,000       3,291,195
        U.S. Department of Transportation Headquarters Series 2004
        Class A-2, 5.594% due 12/7/2021 (1),(2)                                           2,858,341       3,001,191

    TOTAL U.S. GOVERNMENT AGENCIES (Cost $161,793,441)                                                  166,501,131


TOTAL INVESTMENTS -- 94.40% (Cost $257,159,698)                                                      $  265,849,458


OTHER ASSETS LESS LIABILITIES -- 5.60%                                                                   15,770,311


NET ASSETS -- 100.00%                                                                                $  281,619,769


 Footnote Legend

(1) Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.
(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31,2008, the aggregate value of these securities in the Fund's portfolio was $3,001,191, representing 1.07% of the Fund's net assets.

Notes to Schedule of Investments:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. Quotations for any foreign debt obligations in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Funds, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Funds upon a sale of the investment, and that difference could be material to the Funds' financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1:  Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily indications of liquidity or the risk associated with the investment.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

                                                                      Investments in            Investments in Other
                                                                       Securities             Financial Instruments*

Level 1 - Quoted Prices in Active Markets for Identical Assets        $   99,348,327            $                  -
Level 2 - Significant Other Observable Inputs                            166,501,131                               -
Level 3 - Significant Unobservable Inputs                                          -                               -

Total                                                                 $  265,849,458            $                  -

*Other financial instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMO        Collateralized Mortgage Obligation.
Mtg        Mortgage
REMIC      Real Estate Mortgage Investment Conduit


SCHEDULE OF INVESTMENTS                                                                              (UNAUDITED)

Thornburg Limited Term Income Fund                                                                December 31, 2008

CUSIPS: CLASS A - 885-215-509, CLASS C - 885-215-764, CLASS I - 885-215-681, CLASS R3 - 885-215-483
NASDAQ SYMBOLS: CLASS A - THIFX, CLASS C - THICX, CLASS I - THIIX, CLASS R3 - THIRX

                                                                         Credit Rating+    Principal
                                                                          Moody's/S&P      Amount             Value
Security Name

    U.S. TREASURY SECURITIES -- 1.20%
        United States Treasury Notes, 5.125% due 5/15/2016                  Aaa/AAA    $  1,000,000  $    1,211,172
        United States Treasury Notes, 4.875% due 8/15/2016                  Aaa/AAA       2,000,000       2,390,547

    TOTAL U.S. TREASURY SECURITIES (Cost $3,094,060)                                                      3,601,719

    U.S. GOVERNMENT AGENCIES -- 4.99%
        Federal Home Loan Bank, 5.985% due 4/9/2009                         Aaa/AAA          85,000          86,193
        Federal  Home Loan Mtg Corp.,  CMO Series 2814 Class GB,  5.00%
        due 6/15/2019                                                       Aaa/AAA       1,120,782       1,137,097
        Federal  Home Loan Mtg Corp.,  CMO Series 3192 Class GB,  6.00%
        due 1/15/2031                                                       Aaa/AAA       2,000,000       2,052,131
        Federal  Home Loan Mtg Corp.,  CMO Series 3195 Class PD,  6.50%
        due 7/15/2036                                                                     1,000,000       1,046,987
        Federal National Mtg Assoc, 7.00% due 3/1/2011                      Aaa/AAA           8,814           8,897
        Federal National Mtg Assoc, 6.42% due 4/1/2011                      Aaa/AAA       2,267,413       2,361,723
        Federal National Mtg Assoc, 5.095% due 12/1/2011                    Aaa/AAA         120,045         126,397
        Federal National Mtg Assoc, 7.491% due 8/1/2014                     Aaa/AAA          26,599          26,819
        Federal  National Mtg Assoc CMO Series  2003-64 Class EC, 5.50%
        due 5/25/2030                                                       Aaa/AAA         354,861         359,059
        Federal  National Mtg Assoc CMO Series  2007-65 Class PB, 6.00%
        due 10/25/2032                                                      Aaa/AAA       3,000,000       3,094,011
        Government  National  Mtg  Assoc,  Pool  #  003007,  8.50%  due
        11/20/2015                                                          Aaa/AAA          21,477          22,823
        Government  National  Mtg  Assoc,  Pool #  827148,  5.375%  due
        2/20/2024                                                           Aaa/AAA          36,076          36,027
        Small Business Administration, 4.638% due 2/10/2015                  NR/NR        1,888,531       1,894,312
        U.S. Department of Transportation Headquarters Series 2004
        Class A-2, 5.594% due 12/7/2021 (1),(2)                             NR/AAA        2,620,146       2,751,153

    TOTAL U.S. GOVERNMENT AGENCIES (Cost $14,608,532)                                                    15,003,629

    ASSET BACKED SECURITIES -- 9.52%
    BANKS -- 2.03%
      Commercial Banks -- 1.77%
        Wachovia Bank  Commercial Mtg Trust Series  2005-C21 Class A-4,
        5.384% due 10/15/2044                                               Aaa/AAA       5,000,000       4,087,874
        Wells Fargo Asset  Securities  Corp.  Series 2005-AR2 Class B1,
        4.547% due 2/25/2035                                                Aa2/AA          999,066         262,597
        Wells Fargo Asset  Securities  Corp.  Series 2005-AR2 Class B1,
        4.688% due 3/25/2035                                                 NR/NR        1,069,387         282,942
        Wells  Fargo Mtg Backed  Securities  Series  2005-3  Class-A10,
        5.50% due 5/25/2035                                                 Aaa/NR          718,069         697,733
      Thrifts & Mortgage Finance -- 0.26%
        Washington   Mutual  Series  05-AR4,   Class-A4b,   4.668%  due
        4/25/2035                                                           Aaa/AAA         830,000         762,453

                                                                                                          6,093,599
    CONSUMER SERVICES -- 1.48%
      Hotels, Restaurants & Leisure -- 1.48%
        Dunkin 2006-1 Class A2, 5.779% due 6/20/2031                        Baa1/A        4,000,000       2,967,600
        IHOP  Franchising  LLC  Series  2007-1A  Class A1,  5.144%  due
        3/20/2037 (1)                                                      Baa2/BBB-      3,000,000       1,500,000

                                                                                                          4,467,600
    DIVERSIFIED FINANCIALS -- 5.38%
      Capital Markets -- 3.09%
        Bear  Stearns  Mtg  Series   2004-3  Class  1-A2,   4.661%  due
        7/25/2034                                                           Aaa/AAA         497,709         356,721
        GS Mtg Securities Corp. 2001-Rock Class C, 6.878% due 5/3/2018      Aaa/AAA         545,000         566,424
        GSR Mtg Loan Trust  Series  2004-3F  Class  2-A10,  16.579% due
        2/25/2034                                                           NR/AAA          625,468         503,489
        Legg Mason Mtg Capital Corp., 5.709% due 6/1/2009                    NR/NR        1,714,286       1,712,842
        Merrill Lynch Mtg Investors, 4.229% due 8/25/2034                    NR/AA          992,394         422,626
        Merrill  Lynch Mtg  Investors,  Series 2003 E Class B3,  1.971%
        due 10/25/2028                                                       A2/A+        1,475,594         422,389
        Morgan  Stanley Dean Witter  Capital  Trust Series 2000 Xl-1345
        Class C, 7.846% due 9/3/2015                                        Aaa/NR          545,000         537,905
        Morgan  Stanley  Dean Witter  Capital  Trust Series 2001 Xl-280
        Class C, 6.756% due 2/3/2016                                        Aaa/NR          825,000         791,923
        Salomon Brothers Mtg Securities  Series 1999-C1 Class D, 7.058%
        due 5/18/2032                                                       Aaa/NR        4,000,000       3,984,736
      Diversified Financial Services -- 2.29%
        Banc  America  Mtg  Securities,  Inc.  Series  2005 A Class  B1
        Floating Rate Note, 4.857% due 2/25/2035                             NR/NR        2,916,231         874,869
        Citigroup  Commercial  Mtg  Trust  Series  2004-HYB2  Class B1,
        5.05% due 3/25/2034                                                 Aa2/AA          669,288         270,476
        Countrywide  Home  Loan  Series  2004  Class  1-A,  5.617%  due
        7/20/2034                                                           Aaa/AAA         801,733         423,123
        FNBC Trust Series 1993 A, 8.08% due 1/5/2018                        Aa3/AA-       1,040,163       1,354,136
        J P Morgan  Chase  Commercial  Mtg  Series  2004-C3  Class A-5,
        4.878% due 1/15/2042                                                Aaa/NR        5,000,000       3,956,529

                                                                                                         16,178,188
    TELECOMMUNICATION SERVICES -- 0.63%
        Global  Signal  Trust Series  2006-1  Class  A-1FL,  1.415% due
        2/15/2036                                                           Aaa/AAA       2,250,000       1,888,594

                                                                                                          1,888,594

    TOTAL ASSET BACKED SECURITIES (Cost $38,405,252)                                                     28,627,981

    CORPORATE BONDS -- 65.21%
    AUTOMOBILES & COMPONENTS -- 0.45%
      Automobiles -- 0.45%
        Harley Davidson Funding Corp. Series C, 6.80% due 6/15/2018 (2)      A1/A         2,500,000       1,349,068

                                                                                                          1,349,068
    BANKS -- 4.41%
      Commercial Banks -- 3.82%
        ANZ National International, 6.20% due 7/19/2013 (2)                 Aa2/AA        1,000,000         967,560
        Household Finance Corp., 6.40% due 9/15/2009                        Aa3/AA-         400,000         394,255
        Household  Finance  Corp.  CPI  Floating  Rate Note,  5.03% due
        8/10/2009                                                           Aa3/AA-       5,000,000       4,531,650
        National City Bank, 7.25% due 7/15/2010                              Wr/A-        2,000,000       1,958,204
        National Westminster Bank, 7.375% due 10/1/2009                      Aa2/A          715,000         701,047
        Nations Bank Corp., 7.23% due 8/15/2012                             Aa2/A+          250,000         256,681
        Sovereign Bank, 5.125% due 3/15/2013                               Baa2/BBB         400,000         335,119
        Suntrust Bank, 5.20% due 1/17/2017                                   A1/A+          400,000         367,854
        Whitney National Bank, 5.875% due 4/1/2017                          A3/BBB        2,000,000       1,977,340
      Thrifts & Mortgage Finance -- 0.59%
        Sovereign Bancorp, Inc., 1.728% due 3/23/2010                      Baa2/BBB       2,000,000       1,775,868

                                                                                                         13,265,578
    CAPITAL GOODS -- 5.94%
      Electrical Equipment -- 0.63%
        Emerson Electric Co., 5.75% due 11/1/2011                            A2/A           800,000         831,367
        Hubbell, Inc., 6.375% due 5/15/2012                                  A3/A+        1,000,000       1,063,692
      Industrial Conglomerates -- 3.17%
        General Electric Capital Corp., 7.75% due 6/9/2009                  Aaa/AAA         200,000         202,127
        General Electric Capital Corp., 7.375% due 1/19/2010                Aaa/AAA         400,000         411,179
        General Electric Capital Corp., 4.875% due 10/21/2010               Aaa/AAA       2,500,000       2,532,340
        General Electric Capital Corp.  Floating Rate Note,  2.116% due
        12/15/2009                                                          Aaa/AAA       1,000,000         964,254
        General Electric Capital Corp.  Floating Rate Note,  1.506% due
        3/2/2009                                                            Aaa/AAA       5,000,000       4,875,000
        Ingersoll Rand Global Holding Co., 6.875% due 8/15/2018            Baa1/BBB+        570,000         545,102
      Machinery -- 2.14%
        Caterpillar, Inc., 7.90% due 12/15/2018                              A2/A         1,000,000       1,151,148
        General American Railcar Corp., 6.69% due 9/20/2016 (1),(2)         A3/AA-          168,547         162,311
        Illinois  Tool  Works  Cupids   Financing   Trust,   6.55%  due
        12/31/2011 (2)                                                      Aa3/NR        5,000,000       5,136,090

                                                                                                         17,874,610
    COMMERCIAL & PROFESSIONAL SERVICES -- 0.75%
      Commercial Services & Supplies -- 0.75%
        Science Applications International Corp., 6.25% due 7/1/2012         A3/A-        1,000,000       1,025,096
        Waste Management, Inc., 6.875% due 5/15/2009                       Baa3/BBB         725,000         721,634
        Waste Management, Inc., 7.375% due 8/1/2010                        Baa3/BBB         500,000         506,694

                                                                                                          2,253,424
    CONSUMER DURABLES & APPAREL -- 0.77%
      Textiles, Apparel & Luxury Goods -- 0.77%
        Nike, Inc., 5.15% due 10/15/2015                                     A1/A+        2,315,000       2,317,662

                                                                                                          2,317,662
     DIVERSIFIED FINANCIALS -- 9.20%
      Capital Markets -- 2.33%
        Bear Stearns Co., Inc., 4.50% due 10/28/2010                        Aa2/A+        3,000,000       2,974,470
        Lehman Brothers Holdings, Inc., 5.625% due 1/24/2013 (3)             NR/NR        1,300,000         123,500
        Merrill Lynch & Co., 4.125% due 9/10/2009                            A2/A         2,000,000       1,982,660
        Merrill Lynch & Co. Floating Rate Note, 1.285% due 8/14/2009         A2/A         2,000,000       1,937,978
      Consumer Finance -- 1.98%
        American Express Credit Corp., 5.875% due 5/2/2013                   A1/A         2,500,000       2,399,935
        American General Finance Corp., 4.625% due 9/1/2010                Baa1/BBB         200,000         101,319
        American Honda Finance Corp., 5.125% due 12/15/2010 (2)             Aa3/A+        1,500,000       1,479,292
        Capital One Bank, 6.50% due 6/13/2013                               A3/BBB+         300,000         267,332
        Capital One Financial Corp., 5.70% due 9/15/2011                    A3/BBB+         950,000         885,881
        Toyota Motor Credit Corp., 4.35% due 12/15/2010                     Aaa/AAA         800,000         807,952
      Diversified Financial Services -- 4.89%
        Bank of America  Institutional  Series B, 7.70% due  12/31/2026
        (2)                                                                 Aa3/A-        2,000,000       1,679,804
        Berkshire Hathaway Finance Corp., 5.00% due 8/15/2013               Aaa/AAA       1,500,000       1,525,861
        Citigroup, Inc., 6.50% due 8/19/2013                                 A2/A         1,000,000       1,009,086
        Citigroup, Inc., 6.125% due 5/15/2018                                A2/A           500,000         505,561
        JP  Morgan  Chase  Co.  CPI  Floating  Rate  Note,   5.39%  due
        6/28/2009                                                           Aa2/A+        5,000,000       5,041,300
        Merrill Lynch & Co., Inc., 6.875% due 4/25/2018                      A2/A         2,000,000       2,092,052
        National Rural Utilities CFC, 10.375% due 11/1/2018                  A1/A+        1,500,000       1,755,612
        Textron   Financial  Corp.   Floating  Rate  Note,  2.288%  due
        2/25/2011                                                           Baa1/A-       1,250,000       1,084,769

                                                                                                         27,654,364
    ENERGY -- 2.87%
      Energy Equipment & Services -- 0.64%
        Detroit  Edison  Corporate  Senior  Note  Series  D,  5.40% due
        8/1/2014                                                             A3/A-        2,000,000       1,934,626
      Oil, Gas & Consumable Fuels -- 2.23%
        Chevron Phillips Chemical, 7.00% due 3/15/2011                     Baa1/BBB+        500,000         497,535
        Enbridge Energy Partners LP, 9.875% due 3/1/2019                   Baa2/BBB       2,000,000       2,012,832
        Energy Transfer Partners LP, 6.00% due 7/1/2013                    Baa3/BBB-      1,000,000         889,536
        Enterprise Products Participating LP, 7.50% due 2/1/2011           Baa3/BBB-        250,000         245,546
        Murphy Oil Corp., 6.375% due 5/1/2012                              Baa3/BBB         750,000         725,590
        Occidental Petroleum Corp., 7.00% due 11/1/2013                      A2/A         1,000,000       1,091,445
        Phillips Petroleum Co., 9.375% due 2/15/2011                         A1/A           900,000         969,232
        Phillips Petroleum Co., 8.75% due 5/25/2010                          A1/A           250,000         263,484

                                                                                                          8,629,826
     FOOD & STAPLES RETAILING -- 0.31%
      Food & Staples Retailing -- 0.31%
        Wal-Mart Stores, Inc., 6.875% due 8/10/2009                         Aa2/AA          900,000         926,965

                                                                                                            926,965
    FOOD, BEVERAGE & TOBACCO -- 5.20%
      Beverages -- 2.56%
        Anheuser Busch Co., Inc., 4.375% due 1/15/2013                     Baa2/BBB+      2,000,000       1,864,950
        Anheuser Busch Co., Inc., 4.70% due 4/15/2012                      Baa2/BBB+      1,000,000         937,103
        Bottling Group LLC, 6.95% due 3/15/2014                              A2/A         1,000,000       1,085,805
        Coca Cola Co., 5.75% due 3/15/2011                                  Aa3/A+          200,000         212,273
        Sabmiller PLC, 6.50% due 7/15/2018 (2)                             Baa1/BBB+      4,000,000       3,612,564
      Food Products -- 1.14%
        Conagra, Inc., 7.875% due 9/15/2010                                Baa2/BBB+        100,000         103,475
        General Mills, 5.50% due 1/12/2009                                 Baa1/BBB+        300,000         300,065
        General Mills, 5.20% due 3/17/2015                                 Baa1/BBB+      1,000,000         977,416
        Kraft Foods, Inc., 6.00% due 2/11/2013                             Baa2/BBB+      2,000,000       2,032,454
      Tobacco -- 1.50%
        Altria Group, Inc., 8.50% due 11/10/2013                           Baa1/BBB       1,000,000       1,035,744
        Altria Group, Inc., 9.70% due 11/10/2018                           Baa1/BBB       1,000,000       1,080,830
        Philip Morris International, Inc., 6.875% due 3/17/2014              A2/A         1,500,000       1,576,332
        UST, Inc., 5.75% due 3/1/2018                                        A3/A         1,000,000         820,707

                                                                                                         15,639,718
   HEALTH CARE EQUIPMENT & SERVICES -- 0.96%
      Health Care Equipment & Supplies -- 0.65%
        Covidien   International   Finance   Senior  Note,   6.00%  due
        10/15/2017                                                          Baa1/A-       2,000,000       1,973,012
      Health Care Providers & Services -- 0.31%
        Unitedhealth Group, Inc., 6.00% due 2/15/2018                       Baa1/A-       1,000,000         922,633

                                                                                                          2,895,645
    INSURANCE -- 7.85%
      Insurance -- 7.85%
        American International Group, Inc., 5.85% due 1/16/2018              A3/A-        4,000,000       2,681,140
        Berkshire Hathaway Finance Corp., 4.625% due 10/15/2013             Aaa/AAA       1,000,000         992,284
        Genworth Life Institutional Fund, 5.875% due 5/3/2013 (2)           A1/AA-        1,000,000         747,855
        Hartford Financial Services Group, Inc., 4.625% due 7/15/2013        A3/A         1,000,000         759,114
        International Lease Finance Corp., 5.00% due 9/15/2012              Baa1/A-       2,000,000       1,378,216
        International  Lease Finance Corp.  Floating Rate Note,  5.153%
        due 1/15/2010                                                       Baa1/A-       2,925,000       2,206,734
        Liberty Mutual Group, Inc., 5.75% due 3/15/2014 (2)                Baa2/BBB-      1,000,000         646,439
        Lincoln National Corp., 4.75% due 2/15/2014                          A3/A+        1,000,000         762,699
        Metlife, Inc. Series A, 6.817% due 8/15/2018                         A2/A         2,000,000       1,904,804
        Pacific Life Global  Funding CPI Floating Rate Note,  7.12% due
        2/6/2016                                                            Aa3/AA        8,000,000       6,230,960
        Principal Financial Group Australia, 8.20% due 8/15/2009 (2)         A2/A           700,000         705,587
        Principal Life Global Funding, 4.40% due 10/1/2010 (2)              Aa2/AA        4,000,000       3,924,896
        UnumProvident Corp., 7.625% due 3/1/2011                           Ba1/BBB-         691,000         681,238

                                                                                                         23,621,966
   MATERIALS -- 2.19%
      Chemicals -- 1.12%
        E.I. du Pont de Nemours & Co., 4.75% due 11/15/2012                  A2/A         1,000,000         987,242
        E.I. du Pont de Nemours & Co., 4.125% due 3/6/2013                   A2/A           325,000         313,221
        E.I. du Pont de Nemours & Co., 5.00% due 1/15/2013                   A2/A         1,000,000       1,009,048
        E.I. du Pont de Nemours & Co., 6.00% due 7/15/2018                   A2/A         1,000,000       1,050,285
      Construction Materials -- 0.48%
        CRH America, Inc., 8.125% due 7/15/2018                            Baa1/BBB+      2,000,000       1,443,998
      Metals & Mining -- 0.59%
        BHP Billiton Finance, 5.40% due 3/29/2017                            A1/A+        2,000,000       1,776,586

                                                                                                          6,580,380
    MEDIA -- 3.76%
      Media -- 3.76%
        AOL Time Warner, Inc., 6.75% due 4/15/2011                         Baa2/BBB+        750,000         732,281
        Comcast Corp., 6.30% due 11/15/2017                                Baa2/BBB+      1,000,000         973,494
        Comcast Corp. Floating Rate Note, 5.119% due 7/14/2009             Baa2/BBB+        300,000         295,902
        Thomson Corp., 4.25% due 8/15/2009                                  Baa1/A-       2,900,000       2,866,685
        Thomson Reuters Corp., 5.95% due 7/15/2013                          Baa1/A-       2,000,000       1,862,056
        Time Warner Cable, Inc., 5.40% due 7/2/2012                        Baa2/BBB+      3,000,000       2,801,241
        Time Warner Cable, Inc., 8.75% due 2/14/2019                       Baa2/BBB+        750,000         815,501
        Time Warner Cable, Inc., 8.25% due 2/14/2014                       Baa2/BBB+        750,000         760,849
        Time Warner Co., Inc., 8.05% due 1/15/2016                         Baa2/BBB+        200,000         198,414

                                                                                                         11,306,423
     MISCELLANEOUS -- 1.17%
      Miscellaneous -- 1.17%
        Stanford University, 5.85% due 3/15/2009                            Aaa/AAA       3,500,000       3,522,302

                                                                                                          3,522,302
    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 0.70%
      Pharmaceuticals -- 0.70%
        Abbott Labs, 3.75% due 3/15/2011                                     A1/AA          500,000         506,396
        Tiers  Inflation   Linked  Trust  Series  Wyeth  2004-21  Trust
        Certificate CPI Floating Rate Note, 6.787% due 2/1/2014             Baa1/A+       2,000,000       1,594,080

                                                                                                          2,100,476
    RETAILING -- 0.78%
      Specialty Retail -- 0.78%
        Best Buy Co., Inc., 6.75% due 7/15/2013 (2)                        Baa2/BBB-      2,500,000       2,333,922

                                                                                                          2,333,922
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.88%
      Semiconductors & Semiconductor Equipment -- 1.88%
        KLA Tencor Corp. Senior Note, 6.90% due 5/1/2018                   Baa1/BBB       3,000,000       2,268,993
        National Semiconductor Corp. Senior Note, 2.246% due 6/15/2010     Baa1/BBB-      4,000,000       3,390,576

                                                                                                          5,659,569
    SOFTWARE & SERVICES -- 0.74%
      Information Technology Services -- 0.74%
        Computer Sciences Corp., 6.25% due 3/15/2009                        Baa1/A-         300,000         299,012
        Computer Sciences Corp., 5.50% due 3/15/2013 (2)                    Baa1/A-       1,000,000         895,903
        Electronic Data Systems Corp., 6.50% due 8/1/2013                    A2/A         1,000,000       1,036,230

                                                                                                          2,231,145
    TECHNOLOGY HARDWARE & EQUIPMENT -- 0.44%
      Communications Equipment -- 0.29%
        Corning, Inc., 6.05% due 6/15/2015                                 Baa1/BBB+      1,000,000         870,487
      Electronic Equipment, Instruments & Components -- 0.15%
        Jabil Circuit, Inc., 5.875% due 7/15/2010                           Ba1/BB+         500,000         457,500

                                                                                                          1,327,987
    TELECOMMUNICATION SERVICES -- 1.88%
      Diversified Telecommunication Services -- 1.88%
        AT&T, Inc., 6.70% due 11/15/2013                                     A2/A         1,000,000       1,059,322
        Deutsche Telekom International Finance, 6.75% due 8/20/2018        Baa1/BBB+      2,000,000       2,028,020
        Verizon Communications, Inc., 6.10% due 4/15/2018                    A3/A           500,000         498,196
        Verizon Communications, Inc., 8.75% due 11/1/2018                    A3/A         1,750,000       2,053,138

                                                                                                          5,638,676
    TRANSPORTATION -- 0.48%
      Airlines -- 0.04%
        Continental   Airlines  Series  1997-4  Class  4-A,  6.90%  due
        1/2/2018                                                           Baa2/BBB+        155,698         124,559
      Road & Rail -- 0.44%
        Ryder System, Inc., 7.20% due 9/1/2015                             Baa1/BBB+      1,500,000       1,320,675

                                                                                                          1,445,234
    UTILITIES -- 12.48%
      Electric Utilities -- 7.61%
        AEP Texas Central Transition Bond A1, 4.98% due 1/1/2010            Aaa/AAA       1,345,296       1,341,513
        Appalachian Power Co., 6.60% due 5/1/2009 (Insured: MBIA)           Baa1/AA         175,000         173,494
        Commonwealth Edison Co., 4.74% due 8/15/2010                       Baa2/BBB+        975,000         959,815
        Commonwealth Edison Co. Series 108, 5.80% due 3/15/2018            Baa2/BBB+      1,000,000         903,808
        Duke Energy, 5.25% due 1/15/2018                                     A2/A         1,000,000       1,021,609
        E. ON AG, 5.80% due 4/30/2018 (2)                                    A2/A         2,000,000       1,869,944
        Entergy Gulf States, Inc., 5.12% due 8/1/2010                      Baa3/BBB+      1,800,000       1,738,215
        Entergy Gulf States, Inc., 5.70% due 6/1/2015                      Baa3/BBB+      2,300,000       2,076,470
        Florida Power & Light Co., 5.55% due 11/1/2017                       Aa3/A        1,000,000       1,060,721
        Great  River  Energy   Series   2007-A,   5.829%  due  7/1/2017
        (Insured: MBIA) (2)                                                 A2/AAA        4,365,306       3,650,531
        Gulf Power Co., 4.35% due 7/15/2013                                  A2/A           925,000         899,194
        Idaho Power Corp., 6.025% due 7/15/2018                              A3/A-        1,000,000       1,003,930
        Korea Southern Power Co., 5.375% due 4/18/2013 (2)                   A1/A         1,000,000         897,305
        MP Environmental, 4.982% due 7/1/2014                               Aaa/AAA       4,132,386       4,477,726
        PPL Energy Supply LLC, 6.50% due 5/1/2018                          Baa2/BBB       1,000,000         811,673
      Gas Utilities -- 0.08%
        Southern California Gas Co., 4.375% due 1/15/2011                    A1/NR          225,000         227,216
      Multi-utilities -- 4.79%
        Atlantic City Electric Co., 7.75% due 11/15/2018                     A3/A-          500,000         556,471
        Commonwealth Edison Co., 6.15% due 3/15/2012                       Baa2/BBB+        910,000         886,913
        Dominion Resources, Inc., 8.875% due 1/15/2019                      Baa2/A-       1,000,000       1,078,389
        Illinois Power Co., 9.75% due 11/15/2018 (2)                       Baa3/BBB       2,000,000       2,185,222
        Northern States Power Co., 4.75% due 8/1/2010                        A2/A         2,825,000       2,824,314
        South Carolina Electric & Gas Co., 6.50% due 11/1/2018               A2/A-        1,000,000       1,119,307
        Southern California Edison Co., 5.75% due 3/15/2014                  A2/A           500,000         523,969
        Taqa Abu Dhabi National Energy Co., 7.25% due 8/1/2018 (2)          Aa2/AA-       1,000,000         857,692
        Taqa Abu Dhabi National Energy Co., 6.60% due 8/1/2013 (2)          Aa2/AA-       1,000,000         922,210
        Union Electric Co., 4.65% due 10/1/2013                            Baa1/BBB       2,000,000       1,824,598
        Union Electric Co., 6.70% due 2/1/2019                             Baa1/BBB         500,000         455,591
        Wisconsin Public Service Corp., 6.125% due 8/1/2011                 Aa3/A+        1,150,000       1,172,541

                                                                                                         37,520,381

    TOTAL CORPORATE BONDS (Cost $207,456,607)                                                           196,095,321

    MUNICIPAL BONDS -- 13.41%
        Amelia  County IDA,  4.80% due  4/1/2027  put  4/1/2010  (Waste
        Management) (AMT)                                                   NR/A-2        1,000,000         958,440
        American Campus Properties Student Housing,  7.38% due 9/1/2012
        (Insured: MBIA)                                                     Baa1/AA       2,460,000       2,478,155
        American  Fork City Utah Sales,  4.89% due  3/1/2012  (Insured:
        FSA)                                                                Aa3/AAA         300,000         302,421
        American  Fork City Utah Sales,  5.07% due  3/1/2013  (Insured:
        FSA)                                                                Aa3/AAA         120,000         120,080
        Brockton Massachusetts Taxable Economic Development,  6.45% due
        5/1/2017 (Insured: FGIC)                                             A2/AA          150,000         150,621
        California State, 5.168% due 10/1/2037                               A1/A+        2,000,000       2,002,720
        Cleveland Cuyahoga County Ohio, 6.10% due 5/15/2013                 NR/BBB+       1,215,000       1,197,139
        Cook County  Illinois School District 083, 4.625% due 12/1/2010
        (Insured: FSA)                                                      Aa3/NR          250,000         255,405
        Cook County  Illinois School District 083, 4.875% due 12/1/2011
        (Insured: FSA)                                                      Aa3/NR          150,000         153,638
        Granite  City  Madison  County,   4.875%  due  5/1/2027  (Waste
        Management, Inc.)                                                   NR/BBB        1,000,000         957,800
        Green Bay Wisconsin, 4.875% due 4/1/2011 (Insured: MBIA)            Aa2/NR          365,000         368,015
        Hancock County Mississippi, 4.80% due 8/1/2010 (Insured: MBIA)       A3/NR          245,000         244,985
        Hancock County Mississippi, 4.90% due 8/1/2011 (Insured: MBIA)       A3/NR          315,000         314,984
        Hanover  Pennsylvania  Area School  District  Notes,  4.47% due
        3/15/2013 (Insured: FSA)                                            Aa3/AAA       1,385,000       1,380,720
        Jefferson   County  Texas  Navigation   Refunding,   5.50%  due
        5/1/2010 (Insured: FSA)                                             Aa3/NR          500,000         500,530
        Jersey City New Jersey  Municipal  Utilities  Authority,  3.72%
        due 5/15/2009 (Insured: MBIA)                                       Baa1/AA         575,000         569,854
        Louisiana  Public  Facilities  Authority,  5.72%  due  7/1/2015
        (Insured: CIFG)                                                    Baa3/BBB-      2,370,000       2,144,874
        Mississippi   Development  Bank  Special  Obligation  Refinance
        Harrison County B, 5.21% due 7/1/2013 (Insured: FSA)                NR/AAA        1,200,000       1,231,416
        Missouri State  Development  Finance Board,  5.45% due 3/1/2011
        (Crackerneck Creek)                                                  NR/A+        1,090,000       1,110,448
        Montgomery  County  Maryland  Revenue   Authority,   5.00%  due
        2/15/2012                                                           Aa2/AA+         100,000         101,471
        New  Jersey  Health  Care  Facilities  Financing,   10.75%  due
        7/1/2010 (ETM)                                                       NR/NR          205,000         219,412
        New  Jersey  Health  Care  Facilities   Financing,   7.70%  due
        7/1/2011 (Insured: Connie Lee)                                       NR/A            70,000          73,847
        New Mexico  Mtg  Finance  Authority  SFMR,  5.77% due  1/1/2016
        (GNMA/FNMA/FHLMC)                                                   NR/AAA          910,000         906,897
        New Mexico Mtg Finance Authority Taxable, 5.00% due 7/1/2025        NR/AAA        1,000,000         984,550
        New Rochelle New York Industrial  Development Agency, 7.15% due
        10/1/2014 (LOC: Bank of New York)                                   Aaa/A+          320,000         332,003
        New York State Housing Finance, 4.46% due 8/15/2009                 Aa1/NR          125,000         125,413
        New York State Urban Development Corp., 4.75% due 12/15/2011        NR/AAA        1,400,000       1,412,138
        Newark New Jersey, 4.70% due 4/1/2011 (Insured: MBIA)                A1/NR          845,000         822,920
        Newark New Jersey, 4.90% due 4/1/2012 (Insured: MBIA)                A1/NR        1,225,000       1,177,617
        Niagara  Falls  New York  Public  Water,  4.30%  due  7/15/2010
        (Insured: MBIA)                                                     Baa1/AA         360,000         355,730
        Ohio  Housing   Financing   Agency  Mtg,   5.20%  due  9/1/2014
        (GNMA/FNMA)                                                         Aaa/NR        2,395,000       2,387,504
        Ohio State Solid Waste, 4.25% due 4/1/2033 (Republic Services)      NR/BBB        1,000,000         782,170
        Ohio State Taxable Development Assistance,  4.88% due 10/1/2011
        (Insured: MBIA)                                                     Aa3/AA          550,000         554,350
        Pennsylvania Economic  Development,  4.70% due 11/1/2021 (Waste
        Management)                                                         NR/A-2        2,250,000       1,954,170
        Port Walla Walla Washington Revenue, 5.30% due 12/1/2009             NR/NR          235,000         232,866
        Redlands California  Redevelopment  Agency, 5.818% due 8/1/2022
        (Insured: AMBAC)                                                    Baa1/A        2,850,000       2,562,178
        Santa Fe County New Mexico  Charter School  Taxable,  7.55% due
        1/15/2010 (ATC Foundation)                                           NR/NR           85,000          81,178
        Short  Pump  Town  Center  Community  Development,   6.26%  due
        2/1/2009                                                             NR/NR        1,000,000       1,000,040
        Springfield Ohio City School District Tax  Anticipation  Notes,
        6.35% due 12/1/2010 (Insured: AMBAC)                                Baa1/NR       1,400,000       1,423,478
        Springfield Ohio City School District Tax  Anticipation  Notes,
        6.40% due 12/1/2011 (Insured: AMBAC)                                Baa1/NR       1,500,000       1,535,505
        Tazewell  County  Illinois  Community  High  School,  5.20% due
        12/1/2011 (Insured: FSA)                                            Aa3/NR          355,000         363,932
        Tennessee State Taxable, 6.00% due 2/1/2013                         Aa1/AA+         500,000         520,615
        Texas Tech University, 6.00% due 8/15/2011 (Insured: MBIA)          Aa3/AA          245,000         253,330
        Victor New York, 9.20% due 5/1/2014                                  NR/NR        1,250,000       1,272,975
        Wisconsin State General Revenue,  4.80% due 5/1/2013  (Insured:
        FSA)                                                                Aa3/AAA         200,000         200,064
        Wisconsin  State  Health &  Educational  Facilities,  7.08% due
        6/1/2016 (Insured: ACA)                                              NR/NR        2,610,000       2,259,503

    TOTAL MUNICIPAL BONDS
    (Cost $41,698,986)                                                                                   40,338,101

    YANKEE BONDS -- 0.93%
    BANKS -- 0.01%
      Commercial Banks -- 0.01%
        Glitnir Banki HF, 4.421% due 1/18/2012 (2),(3)                      Caa2/D          400,000          19,000

                                                                                                             19,000
    DIVERSIFIED FINANCIALS -- 0.16%
      Diversified Financial Services -- 0.16%
        Korea Development Bank, 4.348% due 4/3/2010                          Aa3/A          500,000         482,779

                                                                                                            482,779
    ENERGY -- 0.58%
      Oil, Gas & Consumable Fuels -- 0.58%
        Enbridge, Inc., 5.80% due 6/15/2014                                 Baa1/A-       2,000,000       1,754,202

                                                                                                          1,754,202
    MISCELLANEOUS -- 0.18%
      Miscellaneous -- 0.18%
        Nova Scotia Province Canada, 5.75% due 2/27/2012                    Aa2/A+          500,000         541,740

                                                                                                            541,740

    TOTAL YANKEE BONDS
    (Cost $3,248,408)                                                                                     2,797,721


TOTAL INVESTMENTS -- 95.26% (Cost $308,511,845)                                                     $   286,464,472


OTHER ASSETS LESS LIABILITIES -- 4.74%                                                                   14,261,867


NET ASSETS -- 100.00%                                                                               $   300,726,339


 Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred prior to or subsequent to the reporting period end.

(1) Security currently fair valued bythe valuation and pricing committee using procedures approved by the Trustees.

(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2008, the aggregate value of these securities in the Fund's portfolio was $36,794,348, representing 12.24% of the Fund's net assets.

(3) Bond in default

Notes to Schedule of Investments:

Valuation of Investments: Debt obligations have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. Quotations for any foreign debt obligations in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Funds, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Funds upon a sale of the investment, and that difference could be material to the Funds' financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1:  Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily indications of liquidity or the risk associated with the investment.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

                                                                      Investments in            Investments in Other
                                                                       Securities             Financial Instruments*
Valuation Inputs
Level 1 - Quoted Prices in Active Markets for Identical Assets        $    3,601,719            $                  -
Level 2 - Significant Other Observable Inputs                            282,862,753                               -
Level 3 - Significant Unobservable Inputs                                          -                               -

Total                                                                 $  286,464,472            $                  -

Other financial instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
CMO        Collateralized Mortgage Obligation.
CPI        Consumer Price Index
Cupids     Cumulative Undivided Preferred Interests In Debt Securities
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHLMC      Insured by Federal Home Loan Mortgage Corp.
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GNMA       Insured by Government National Mortgage Co.
IDA        Industrial Development Authority
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Investors Assurance
Mtg        Mortgage
SFMR       Single Family Mortgage Revenue Bond


SCHEDULE OF INVESTMENTS                                                                              (UNAUDITED)

Thornburg Value Fund                                                                              December 31, 2008

CUSIPS: CLASS A - 885-215-731, CLASS B - 885-215-590, CLASS C - 885-215-715,
CLASS I - 885-215-632, CLASS R3 - 885-215-533, CLASS R4 - 885-215-277,
CLASS R5 - 885-215-376
NASDAQ SYMBOLS: CLASS A - TVAFX, CLASS B - TVBFX, CLASS C - TVCFX, CLASS I - TVIFX,
CLASS R3 - TVRFX, CLASS R4 - TVIRX, CLASS R5 - TVRRX
                                                                                      Shares/
                                                                                     Principal
                                                                                      Amount                  Value

    COMMON STOCK -- 89.01%
      AUTOMOBILES & COMPONENTS -- 1.89%
        Automobiles -- 1.89%
         Toyota Motor Corp.(1)                                                     1,520,800      $      50,275,098

                                                                                                         50,275,098
      BANKS -- 1.92%
        Commercial Banks -- 1.92%
         Fifth Third Bancorp                                                       6,203,473             51,240,687

                                                                                                         51,240,687
     CONSUMER SERVICES -- 0.72%
        Hotels, Restaurants & Leisure -- 0.72%
         Life Time Fitness Inc.+                                                   1,482,736             19,201,431

                                                                                                         19,201,431
      DIVERSIFIED FINANCIALS -- 4.61%
        Capital Markets -- 2.07%
         AllianceBernstein Holdings LP                                               517,030             10,749,054
         Goldman Sachs Group, Inc.                                                   526,344             44,418,170
        Diversified Financial Services -- 2.54%
         Hong Kong Exchanges & Clearing Ltd.(1)                                    3,432,700             32,957,126
         JPMorgan Chase & Co.                                                        849,250             26,776,852
         KKR Financial Holdings LLC                                                4,956,888              7,831,883

                                                                                                        122,733,085
       ENERGY -- 10.44%
        Energy Equipment & Services -- 2.37%
         Nabors Industries Ltd.+                                                   1,973,800             23,626,386
         Transocean Ltd.+                                                            834,100             39,411,225
        Oil, Gas & Consumable Fuels -- 8.07%
         Addax Petroleum Corp.                                                       564,500              9,643,827
         ConocoPhillips                                                            1,835,700             95,089,260
         Marathon Oil Corp.                                                        3,536,500             96,758,640
         OAO Gazprom ADR                                                             933,100             13,296,675

                                                                                                        277,826,013
      FOOD & STAPLES RETAILING -- 0.33%
        Food & Staples Retailing -- 0.33%
         Rite Aid Corp.+                                                          28,214,107              8,746,373
                                                                                                          8,746,373
       FOOD, BEVERAGE & TOBACCO -- 1.70%
        Beverages -- 1.70%
         Dr. Pepper Snapple Group, Inc.+                                           2,779,941             45,174,041

                                                                                                         45,174,041

        Health Care Equipment & Supplies -- 0.99%
         Varian Medical Services, Inc.+                                              752,490             26,367,250
        Health Care Technology -- 1.36%
         Eclipsys Corp.+                                                           2,543,140             36,087,156

                                                                                                         62,454,406
      INSURANCE -- 12.71%
        Insurance -- 12.71%
         Ace Ltd.                                                                  1,365,320             72,252,734
         Allstate Corp.                                                            2,706,000             88,648,560
         Cincinnati Financial Corp.                                                2,480,764             72,115,810
         Hartford Financial Services Group                                         2,989,959             49,095,127
         Swiss Re(1)                                                               1,149,600             56,290,851

                                                                                                        338,403,082
      MEDIA -- 9.00%
        Media -- 9.00%
         Comcast Corp.                                                             5,957,150             96,207,973
         DIRECTV Group, Inc.+                                                      4,160,192             95,309,999
         Dish Network Corp.+                                                       4,328,938             48,007,922

                                                                                                        239,525,894
      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 13.85%
        Biotechnology -- 6.31%
         Genentech, Inc.+                                                            666,500             55,259,515
         Gilead Sciences, Inc.+                                                    2,206,100            112,819,954
        Pharmaceuticals -- 7.54%
         Eli Lilly & Co.                                                           3,089,443            124,411,870
         Roche Holdings AG(1)                                                        253,700             39,277,091
         Teva Pharmaceutical Industries Ltd. ADR                                     868,736             36,982,091
                                                                                                        368,750,521
      RETAILING -- 2.65%
        Internet & Catalog Retail -- 2.65%
         Priceline.com, Inc.+                                                        957,859             70,546,315

                                                                                                         70,546,315
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.09%
        Semiconductors & Semiconductor Equipment -- 3.09%
         Intel Corp.                                                               4,259,400             62,442,804
         ON Semiconductor Corp.+                                                   5,819,627             19,786,732

                                                                                                         82,229,536
      SOFTWARE & SERVICES -- 4.83%
        Software -- 4.83%
         Amdocs Ltd.+                                                              2,493,900             45,613,431
         Microsoft Corp.                                                           4,266,700             82,944,648

                                                                                                        128,558,079
      TECHNOLOGY HARDWARE & EQUIPMENT -- 6.32%
        Communications Equipment -- 1.90%
         Corning, Inc.                                                             5,324,800             50,745,344
        Computers & Peripherals -- 4.42%
         Apple, Inc.+                                                                618,750             52,810,313
         Dell, Inc.+                                                               6,331,300             64,832,512

                                                                                                        168,388,169
      TELECOMMUNICATION SERVICES -- 8.44%
        Diversified Telecommunication Services -- 4.45%
         AT&T Inc.                                                                 3,942,300            112,355,550
         Level 3 Communications, Inc.+                                             8,793,800              6,155,660
        Wireless Telecommunication Services -- 3.99%
         China Mobile Ltd.(1)                                                      4,566,800             46,335,269
         Crown Castle International Corp.+                                         3,411,650             59,976,807

                                                                                                        224,823,286
      TRANSPORTATION -- 0.31%
        Airlines -- 0.31%
         JetBlue Airways Corp.+                                                    1,162,390              8,252,969

                                                                                                          8,252,969
      UTILITIES -- 3.85%
        Electric Utilities -- 3.85%
         Entergy Corp.                                                             1,232,136            102,427,466

                                                                                                        102,427,466

    TOTAL COMMON STOCK (Cost $3,499,155,949)                                                          2,369,556,451

    PREFERRED STOCK -- 0.35%
      DIVERSIFIED FINANCIAL SERVICES -- 0.35%
        Diversified Financial Services -- 0.35%
         CIT Group, Inc.                                                             319,700              9,226,542

                                                                                                          9,226,542

    TOTAL PREFERRED STOCK (Cost $15,985,000)                                                              9,226,542

    CORPORATE BONDS -- 4.10%
      BANKS -- 0.33%
        Commercial Banks -- 0.33%
         Fifth Third Capital Trust IV, 6.50%, 4/15/2067                      $    17,241,000              8,615,569

                                                                                                          8,615,569
      DIVERSIFIED FINANCIALS -- 0.91%
        Diversified Financial Services -- 0.91%
         CIT Group, Inc., 5.00%, 2/13/2014                                         4,011,900              2,915,861
         CIT Group, Inc., 5.125%, 9/30/2014                                        3,695,000              2,637,254
         CIT Group, Inc., 5.00%, 2/1/2015                                          5,879,000              4,138,816
         CIT Group, Inc., 5.40%, 1/30/2016                                        17,808,300             12,399,706
         CIT Group, Inc., 5.85%, 9/15/2016                                         3,028,700              2,132,598

                                                                                                         24,224,235
      FOOD & STAPLES RETAILING -- 0.34%
        Food & Staples Retailing -- 0.34%
         Rite Aid Corp., 10.375%, 7/15/2016                                       11,277,000              8,288,595
         Rite Aid Corp., 7.50%, 3/1/2017                                           1,273,000                827,450

                                                                                                          9,116,045
      INSURANCE -- 0.10%
        Insurance -- 0.10%
         Hartford Financial Services Group, 8.125%, 6/15/2038                      5,000,000              2,632,495

                                                                                                          2,632,495
      MEDIA -- 0.99%
        Media -- 0.99%
         DIRECTV Holdings LLC, 8.375%, 3/15/2013                                   9,106,000              9,060,470
         Echostar DBS Corp., 7.75%, 5/31/2015                                     17,062,000             14,502,700
         Echostar DBS Corp., 6.375%, 10/1/2011                                     3,000,000              2,790,000

                                                                                                         26,353,170
      TELECOMMUNICATION SERVICES -- 1.43%
        Diversified Telecommunication Services -- 1.43%
         Level 3 Financing, Inc., 9.25%, 11/1/2014                                51,489,000             29,863,620
         Verizon Wireless, 8.50%, 11/15/2018 (2)                                   7,000,000              8,201,739

                                                                                                        38,065,359

    TOTAL CORPORATE BONDS (Cost $110,418,526)                                                           109,006,873

    CONVERTIBLE BONDS -- 1.97%
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.53%
         ON Semiconductor Corp., 2.625%, 12/15/2026                               25,812,000             14,003,010

                                                                                                         14,003,010
      TELECOMMUNICATION SERVICES -- 1.24%
        Diversified Telecommunication Services -- 1.24%
         Level 3 Communications, Inc., 10.00%, 5/1/2011                           22,525,000             13,430,531
         Level 3 Communications, Inc., 5.25%, 12/15/2011                          47,130,000             19,617,863

                                                                                                         33,048,394
      TRANSPORTATION -- 0.20%
         JetBlue Airways Corp., 3.75%, 3/15/2035                                   7,090,000              5,459,300

                                                                                                          5,459,300

    TOTAL CONVERTIBLE BONDS (Cost $55,355,828)                                                           52,510,704

    SHORT TERM INVESTMENTS -- 1.13%
         California State, 0.40%, 5/1/2040,  put 1/8/2009 (LOC: Bank of
         America) (weekly demand note)                                             3,000,000              3,000,000
         Eastern Municipal Water District California, 0.47%, 7/1/2020, put
         1/8/2009 (SPA: JP Morgan Chase) (weekly demand note)                     17,620,000             17,620,000
         Farmington PCR, 1.10%, 5/1/2024, put 1/2/2009 (LOC: Barclays Bank)
         (daily demand note)                                                       3,600,000              3,600,000
         New York City GO, 0.83%, 8/15/2019, put 1/2/2009 (LOC: Morgan
         Guaranty Trust) (daily demand note)                                       2,000,000              2,000,000
         New York City Municipal Water Finance Authority, 1.30%, 6/15/2032,
         put 1/2/2009 (SPA Dexia Credit Local) (daily demand note)                 3,900,000              3,900,000

    TOTAL SHORT TERM INVESTMENTS (Cost $30,120,000)                                                      30,120,000

TOTAL INVESTMENTS -- 96.56% (Cost $3,711,035,303)                                                  $  2,570,420,570


OTHER ASSETS LESS LIABILITIES -- 3.44%                                                                   91,625,259


NET ASSETS -- 100.00%                                                                              $  2,662,045,829


Footnote Legend
+ Non-income producing

(1) Security fair valued by independent pricing service on valuation date, December 31, 2008.

(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2008, the aggregate value of these securities in the Fund's portfolio was $8,201,739, representing 0.31% of the Fund's net assets.

Notes to Schedule of Investments:

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of prices obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1:  Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily indications of liquidity or the risk associated with the investment.

The following is a summary of the inputs used to value the Fund's net assets as. of December 31, 2008:

                                                                      Investments in          Investments in Other
                                                                       Securities           Financial Instruments*

Valuation Inputs
Level 1 - Quoted Prices in Active Markets for Identical Assets      $2,153,647,558          $                    -
Level 2 - Significant Other Observable Inputs                          416,773,012                         152,360
Level 3 - Significant Unobservable Inputs                                        -                               -


Total                                                               $2,570,420,570          $              152,360

*Other financial instruments include investments not reflected in the Schedule of Investments, such as futures,forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
COP        Certificates of Participation
GO         General Obligation
LOC        Letter of Credit
PCR        Pollution Control Revenue Bond
SPA        Stand-by Purchase Agreement


SCHEDULE OF INVESTMENTS                                                                              (UNAUDITED)

Thornburg International Value Fund                                                                December 31, 2008

CUSIPS: CLASS A - 885-215-657, CLASS B - 885-215-616, CLASS C - 885-215-640,
CLASS I - 885-215-566, CLASS R3 - 885-215-525, CLASS R4 - 815-215-269,
CLASS R5 - 885-215-368
NASDAQ SYMBOLS: CLASS A - TGVAX, CLASS B - THGBX, CLASS C - THGCX,
CLASS I - TGVIX, CLASS R3 - TGVRX, CLASS R4 - THVRX, CLASS R5 - TIVRX
                                                                                       Shares/
                                                                                     Principal
                                                                                        Amount                Value
    COMMON STOCK -- 90.09%
      AUTOMOBILES & COMPONENTS -- 2.09%
        Automobiles -- 2.09%
         Toyota Motor Corp.(1)                                                     7,129,400      $     235,686,009

                                                                                                        235,686,009
      BANKS -- 6.01%
        Commercial Banks -- 6.01%
         BNP Paribas(1)                                                            4,095,100            176,762,966
         China Merchants Bank Co., Ltd.(1)                                        84,270,003            157,675,295
         National Bank of Greece SA(1)                                             6,737,537            125,120,188
         Standard Chartered plc(1)                                                17,155,874            219,527,090

                                                                                                        679,085,539
      CAPITAL GOODS -- 5.14%
        Aerospace & Defense -- 0.76%
         Empresa Brasileira de Aeronautica SA ADR                                  5,302,345             85,951,012
        Electrical Equipment -- 1.38%
         Vestas Wind Systems A/S+(1)                                               2,656,671            156,336,437
        Machinery -- 3.00%
         Fanuc Ltd.(1)                                                             3,174,800            227,543,605
         Komatsu Ltd.(1)                                                           8,750,855            111,630,365

                                                                                                        581,461,419
      CONSUMER DURABLES & APPAREL -- 2.05%
        Textiles, Apparel & Luxury Goods -- 2.05%
         LVMH Moet Hennessy Louis Vuitton SA(1)                                    3,457,596            231,723,014

                                                                                                        231,723,014
      CONSUMER SERVICES -- 2.38%
        Hotels, Restaurants & Leisure -- 2.38%
         Carnival plc(1)                                                           8,974,400            198,190,900
         OPAP SA(1)                                                                2,473,530             71,184,125

                                                                                                        269,375,025
      DIVERSIFIED FINANCIALS -- 1.70%
        Capital Markets -- 0.58%
         Julius Baer Holding AG(1)                                                 1,695,794             65,724,384
        Diversified Financial Services -- 1.12%
         Hong Kong Exchanges & Clearing Ltd.(1)                                   13,123,700            125,999,776

                                                                                                        191,724,160
      ENERGY -- 3.10%
        Energy Equipment & Services -- 0.96%
         Schlumberger Ltd.                                                         2,550,772            107,974,179

        Oil, Gas & Consumable Fuels -- 2.14%
         Canadian Natural Resources Ltd.                                           3,884,200            153,385,784
         Canadian Oil Sands Trust                                                  2,107,300             36,017,845
         OAO Gazprom ADR                                                           3,688,905             52,566,896

                                                                                                        349,944,704
      FOOD & STAPLES RETAILING -- 1.41%
        Food & Staples Retailing -- 1.41%
         Wal-Mart de Mexico SAB de C.V.                                           59,811,000            159,801,206

                                                                                                        159,801,206
      FOOD, BEVERAGE & TOBACCO -- 7.34%
        Beverages -- 1.28%
         Sabmiller plc(1)                                                          8,615,750            144,682,740
        Food Products -- 6.06%
         Groupe Danone(1)                                                          4,361,800            263,539,310
         Nestle SA(1)                                                             10,646,000            421,561,485

                                                                                                        829,783,535
      HEALTH CARE EQUIPMENT & SERVICES -- 1.21%
        Health Care Equipment & Supplies -- 1.21%
         Smith & Nephew plc(1)                                                    21,348,825            136,344,402

                                                                                                        136,344,402
      HOUSEHOLD & PERSONAL PRODUCTS -- 2.40%
        Household Products -- 2.40%
         Reckitt Benckiser plc(1)                                                  7,250,378            271,678,079

                                                                                                        271,678,079
      INSURANCE -- 6.86%
        Insurance -- 6.86%
         AXA(1)                                                                   12,591,900            282,632,957
         China Life Insurance Co.(1)                                              98,986,200            304,133,280
         Swiss Re(1)                                                               3,858,711            188,944,091

                                                                                                        775,710,328
      MATERIALS -- 3.19%
        Chemicals -- 3.19%
         Air Liquide SA(1)                                                         1,294,376            118,538,244
         Givaudan SA(1)                                                              177,329            140,124,486
         Potash Corp. of Saskatchewan, Inc.                                        1,386,800            101,541,496

                                                                                                        360,204,226
      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 13.55%
        Pharmaceuticals -- 13.55%
         Novartis AG(1)                                                            4,761,996            238,487,488
         Novo Nordisk A/S(1)                                                       7,970,350            411,141,392
         Roche Holding AG(1)                                                       2,522,800            390,572,508
         Teva Pharmaceutical Industries Ltd. ADR                                  11,542,900            491,381,253

                                                                                                      1,531,582,641
      RETAILING -- 2.53%
        Multiline Retail -- 0.19%
         Next plc(1)                                                               1,334,125             20,964,576
        Specialty Retail -- 2.34%
         Hennes & Mauritz AB(1)                                                    6,663,487            265,040,809

                                                                                                        286,005,385
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.57%
        Semiconductors & Semiconductor Equipment -- 0.57%
         Arm Holdings plc(1)                                                      50,986,100             64,547,358

                                                                                                         64,547,358
      SOFTWARE & SERVICES -- 6.67%
        Information Technology Services -- 0.79%
         Redecard SA                                                               8,091,900             89,177,457
        Software -- 5.88%
         Amdocs Ltd.+                                                              6,593,900            120,602,431
         Nintendo Co., Ltd.(1)                                                       799,231            305,427,438
         Sap AG(1)                                                                 6,581,461            238,821,855

                                                                                                        754,029,181
      TECHNOLOGY HARDWARE & EQUIPMENT -- 3.13%
        Communications Equipment -- 2.29%
         Nokia Oyj(1)                                                             16,481,900            258,640,364
        Computers & Peripherals -- 0.84%
         Logitech International SA+(1)                                             6,057,621             95,065,169

                                                                                                        353,705,533
      TELECOMMUNICATION SERVICES -- 14.15%
        Diversified Telecommunication Services -- 4.39%
         France Telecom SA(1)                                                      7,895,275            220,062,670
         Telefonica SA(1)                                                         12,229,900            276,049,304
        Wireless Telecommunication Services -- 9.76%
         America Movil SAB de C.V. ADR                                             5,173,344            160,321,931
         China Mobile Ltd.(1)                                                     25,144,172            255,115,610
         Rogers Communications, Inc.                                              10,259,100            304,074,904
         Turkcell(1)                                                              25,027,800            144,697,427
         Vodafone Group plc ADR                                                   11,719,483            239,546,233

                                                                                                      1,599,868,079
      TRANSPORTATION -- 1.89%
        Road & Rail -- 1.89%
         Canadian National Railway Co.                                             5,889,800            213,645,398

                                                                                                        213,645,398
      UTILITIES -- 2.72%
        Electric Utilities -- 2.72%
         E. ON AG(1)                                                               4,614,901            181,214,142
         Fortum Oyj(1)                                                             5,780,828            125,648,134

                                                                                                        306,862,276

    TOTAL COMMON STOCK (Cost $13,172,658,348)                                                        10,182,767,497

    SHORT TERM INVESTMENTS -- 6.14%
         ConocoPhillips, 1.14%, 1/6/2009                                    $    200,000,000            199,968,334
         Farmington PCR, 1.10%, 5/1/2024, put 1/2/2009, (LOC: Barclays
         Bank) (daily demand note)                                                 5,000,000              5,000,000
         HSBC Finance Corp, 0.28%, 1/6/2009                                      100,000,000             99,996,111
         JEA Florida Electric Systems, 5.50%, 10/1/2040, put 1/8/2009,
         (SPA: Dexia Credit Local) (weekly demand note)                            6,570,000              6,570,000
         Lehigh County Pennsylvania, 1.05%, 11/1/2037 put 1/2/2009,
         (Muhlenberg College; LOC: Bank of America) (daily demand note)           16,430,000             16,430,000
         Maryland State Health & Higher Educational Facilities Authority,
         1.15%, 7/1/2034, put 1/8/2009, (Univ. of Maryland Medical; LOC:
         Bank of America) (weekly demand note)                                    24,495,000             24,495,000
         Merrill Lynch And Co., 0.08%, 1/5/2009                                  100,000,000             99,999,111
         Nevada Department of Business & Industry, 1.20%, 12/1/2033 put
         1/8/2009, (NV Cancer Institute; LOC: Bank of America) (weekly
         demand note)                                                             12,000,000             12,000,000
         New York City Municipal Water Finance Authority, 1.30%, 6/15/2032,
         put 1/2/2009, (SPA Dexia Credit Local) (daily demand note)                5,100,000              5,100,000
         New York, NY, 1.50%, 8/1/2028, put 1/2/2009, (SPA: Dexia Credit
         Local) (daily demand note)                                               30,400,000             30,400,000
         Prudential Funding LLC, 1.00%, 1/9/2009                                 100,000,000             99,977,778
         Siemens Capital, 0.13%, 1/9/2009                                         80,000,000             79,997,689
         South Fulton Georgia Municipal Water & Sewer Authority, 1.20%,
         1/1/2033, put 1/8/2009, (LOC: Bank of America) (weekly demand note)      14,755,000             14,755,000

    TOTAL SHORT TERM INVESTMENTS (Cost $694,689,022)                                                    694,689,023


TOTAL INVESTMENTS -- 96.23% (Cost $13,867,347,370)                                                $  10,877,456,520


OTHER ASSETS LESS LIABILITIES -- 3.77%                                                                  425,798,508


NET ASSETS -- 100.00%                                                                             $  11,303,255,028

 Footnote Legend
+ Non-income producing

(1) Security fair valued by independent pricing service on valuation date, December 31, 2008.

Notes to Schedule of Investments:

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of prices obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1:  Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily indications of liquidity or the risk associated with the investment.



The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

                                                                      Investments in          Investments in Other
                                                                       Securities           Financial Instruments*
Valuation Inputs Instruments*
Level 1 - Quoted Prices in Active Markets for Identical Assets        $2,315,988,025          $           (46,831)
Level 2 - Significant Other Observable Inputs                          8,561,468,495                  (12,007,783)
Level 3 - Significant Unobservable Inputs                                          -                             -


Total                                                                 $10,877,456,520         $       (12,054,614)

*Other financial instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
ARM        Adjustable Rate mortgage
LOC        Letter of Credit
PCR        Pollution Control Revenue Bond
SPA        Stand-by Purchase Agreement


SCHEDULE OF INVESTMENTS                                                                             (UNAUDITED)

Thornburg Core Growth Fund                                                                       December 31, 2008

CUSIPS: CLASS A - 885-215-582, CLASS C - 885-215-574, CLASS I - 885-215-475,
CLASS R3 - 885-215-517, CLASS R4 - 885-215-251, CLASS R5 - 885-215-350
NASDAQ SYMBOLS: CLASS A - THCGX, CLASS C - TCGCX, CLASS I - THIGX, CLASS R3 - THCRX,
CLASS R4 - TCGRX, CLASS R5 - THGRX
                                                                                       Shares/
                                                                                     Principal
                                                                                        Amount                Value
    COMMON STOCK -- 94.38%
      CONSUMER SERVICES -- 2.14%
        Hotels, Restaurants & Leisure -- 2.14%
         Las Vegas Sands Corp.+                                                    4,683,305      $      27,771,999

                                                                                                         27,771,999
       DIVERSIFIED FINANCIALS -- 4.87%
        Capital Markets -- 4.87%
         Affiliated Managers Group, Inc.+                                            725,089             30,395,731
         Goldman Sachs Group, Inc.                                                   388,200             32,760,198

                                                                                                         63,155,929
       ENERGY -- 2.02%
        Oil, Gas & Consumable Fuels -- 2.02%
         XTO Energy, Inc.                                                            743,200             26,212,664

                                                                                                         26,212,664
      FOOD, BEVERAGE & TOBACCO -- 2.91%
        Beverages -- 2.91%
         Hansen Natural Corp.+                                                     1,126,042             37,756,188

                                                                                                         37,756,188
      HEALTH CARE EQUIPMENT & SERVICES -- 2.45%
        Health Care Equipment & Supplies -- 2.45%
         Masimo Corp.+                                                             1,064,846             31,764,356

                                                                                                         31,764,356
       MATERIALS -- 2.89%
        Chemicals -- 2.89%
         Ecolab, Inc.                                                              1,068,789             37,567,933

                                                                                                         37,567,933
      MEDIA -- 10.51%
        Media -- 10.51%
         Airmedia Group, Inc. ADR+                                                 2,938,927             14,106,850
         Comcast Corp. Special Class A                                             3,738,400             60,375,160
         DIRECTV Group, Inc.+                                                      2,704,221             61,953,703

                                                                                                        136,435,713
      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 14.04%
        Biotechnology -- 14.04%
         Alexion Pharmaceuticals, Inc.+                                            1,199,816             43,421,341
         Celgene Corp.+                                                              667,334             36,890,224
         Genentech, Inc.+                                                            445,200             36,911,532
         Gilead Sciences, Inc.+                                                    1,271,700             65,034,738

                                                                                                        182,257,835
      RETAILING -- 2.11%
        Internet & Catalog Retail -- 2.11%
         Priceline.com, Inc.+                                                        371,804             27,383,365

                                                                                                         27,383,365
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.56%
        Semiconductors & Semiconductor Equipment -- 2.56%
         ON Semiconductor Corp.+                                                   9,751,998             33,156,793

                                                                                                         33,156,793
      SOFTWARE & SERVICES -- 22.00%
        Information Technology Services -- 3.66%
         Western Union Co.                                                         3,310,237             47,468,799
        Internet Software & Services -- 7.91%
         Equinix, Inc.+                                                              901,243             47,937,115
         Google, Inc.+                                                               177,905             54,732,473
        Software -- 10.43%
         Amdocs Ltd.+                                                              3,185,266             58,258,515
         McAfee, Inc.+                                                               558,927             19,322,106
         Microsoft Corp.                                                           2,975,000             57,834,000

                                                                                                        285,553,008
      TECHNOLOGY HARDWARE & EQUIPMENT -- 10.96%
        Communications Equipment -- 6.47%
         Qualcomm, Inc.                                                            1,749,000             62,666,670
         Starent Networks Corp.+                                                   1,781,382             21,251,887
        Computers & Peripherals -- 2.56%
         Data Domain, Inc.+                                                        1,769,686             33,270,097
        Electronic Equipment, Instruments & Components -- 1.93%
         FLIR Systems, Inc.+                                                         816,700             25,056,356

                                                                                                        142,245,010
      TELECOMMUNICATION SERVICES -- 10.40%
        Diversified Telecommunication Services -- 4.84%
         AT&T, Inc.                                                                2,202,700             62,776,950
        Wireless Telecommunication Services -- 5.56%
         America Movil SAB de C.V.                                                22,435,300             34,426,120
         SBA Communications Corp.+                                                 2,312,246             37,735,855

                                                                                                        134,938,925
      UTILITIES -- 4.52%
        Electric Utilities -- 2.95%
         Entergy Corp.                                                               461,000             38,322,930
        Independent Power Producers & Energy Traders -- 1.57%
         Pnoc Energy Development Corp.(1)                                        488,091,030             20,345,071

                                                                                                         58,668,001

    TOTAL COMMON STOCK (Cost $1,540,810,561)                                                          1,224,867,719

    SHORT TERM INVESTMENTS -- 4.49%
         Chevron Funding Corp., 0.02%, 1/9/2009                              $    13,000,000             12,999,943
         Mississippi State, 0.95%, 11/1/2028, put 1/8/2009 (Nissan;
         Insured: Bank of America), (weekly demand note)                          30,700,000             30,700,000
         New York City GO, 1.15%, 11/1/2026, put 1/2/2009 (Insured: FSA,
         SPA: Dexia Credit Local) (daily demand note)                             10,700,000             10,700,000
         New York City Municipal Water Finance Authority, 1.30%, 6/15/2032
         put 1/2/2009 (SPA Dexia Credit Local) (daily demand note)                 3,800,000              3,800,000

    TOTAL SHORT TERM INVESTMENTS (Cost $58,199,942)                                                      58,199,943

TOTAL INVESTMENTS -- 98.87% (Cost $1,599,010,503)                                                 $   1,283,067,661


OTHER ASSETS LESS LIABILITIES -- 1.13%                                                                   14,724,302


NET ASSETS -- 100.00%                                                                             $   1,297,791,963


Footnote Legend
+ Non-income producing

(1) Security fair valued by independent pricing service on valuation date, December 31, 2008. Notes to Schedule of Investments:

Notes to Schedule of Investments:

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of prices obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1:  Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily indications of liquidity or the risk associated with the investment.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

                                                                      Investments in          Investments in Other
                                                                       Securities           Financial Instruments*
Valuation Imputs
Level 1 - Quoted Prices in Active Markets for Identical Assets        $1,204,522,648          $                  -
Level 2 - Significant Other Observable Inputs                             78,545,013                     (331,977)
Level 3 - Significant Unobservable Inputs                                          -                             -

Total                                                                 $1,283,067,661          $          (331,977)

*Other financial instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent -Annual Report.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
FSA        Insured by Financial Security Assurance Co.
GO         General Obligation
LOC        Letter of Credit
SBA        Small Business Administration
SPA        Stand-by Purchase Agreement


SCHEDULE OF INVESTMENTS                                                                              (UNAUDITED)

Thornburg Investment Income Builder Fund                                                          December 31, 2008

CUSIPS: CLASS A - 885-215-558, CLASS C - 885-215-541, CLASS I - 885-215-467,
CLASS R3 - 885-215-384, CLASS R4 - 885-215-186, CLASS R5 - 885-215-236
NASDAQ SYMBOLS: CLASS A - TIBAX, CLASS C - TIBCX, CLASS I - TIBIX, CLASS R3 - TIBRX,
CLASS R4 - TIBGX, CLASS R5 - TIBMX
                                                                                       Shares/
                                                                                     Principal
                                                                                        Amount                Value
COMMON STOCK -- 60.31%
      BANKS -- 3.09%
        Commercial Banks -- 3.09%
         Associated Banc-Corp.                                                       629,700      $      13,179,621
         Huntington Bancshares, Inc.                                               2,500,000             19,150,000
         Liechtensteinische Landesbank AG(1)                                         910,000             43,737,925
         US Bancorp                                                                  400,000             10,004,000

                                                                                                         86,071,546
      COMMERCIAL & PROFESSIONAL SERVICES -- 0.72%
        Commercial Services & Supplies -- 0.72%
         Seek Ltd.(1)                                                              9,000,000             19,981,236

                                                                                                         19,981,236
      CONSUMER SERVICES -- 6.43%
        Hotels, Restaurants & Leisure -- 6.43%
         Aristocrat Leisure Ltd.(1)                                                2,253,068              6,130,338
         Berjaya Sports Toto Berhad(1)                                            12,750,000             17,659,129
         FU JI Food & Catering Services(1)                                        13,000,000              6,960,782
         McDonald's Corp.                                                          1,175,000             73,073,250
         OPAP SA(1)                                                                2,609,634             75,100,974

                                                                                                        178,924,473
      DIVERSIFIED FINANCIALS -- 3.36%
        Capital Markets -- 1.43%
         AllianceBernstein Holdings LP                                               630,140             13,100,611
         Apollo Investment Corp.                                                   1,912,501             17,805,384
         Henderson Group plc                                                       5,300,000              4,438,695
         Henderson Group plc-CDI                                                   4,800,000              4,367,260
        Diversified Financial Services -- 1.93%
         Bolsas y Mercados Espanoles(1)                                              900,000             23,639,181
         Hong Kong Exchanges & Clearing Ltd.(1)                                    1,900,000             18,241,774
         KKR Financial Holdings, LLC(2)                                            7,500,000             11,850,000

                                                                                                         93,442,905
      ENERGY -- 7.90%
        Energy Equipment & Services -- 1.74%
         Diamond Offshore Drilling, Inc.                                             500,000             29,470,000
         Fred Olsen Energy ASA(1)                                                    700,000             18,877,889
        Oil, Gas & Consumable Fuels -- 6.16%
         Canadian Oil Sands Trust                                                  1,650,000             28,201,701
         Eni SpA(1)                                                                3,120,000             75,078,602
         Total SA(1)                                                               1,000,000             54,979,192
         Tupras-Turkiye Petrol Rafinerileri A.S.(1)                                1,250,000             13,228,727

                                                                                                        219,836,111
      FOOD & STAPLES RETAILING -- 0.49%
        Food & Staples Retailing -- 0.49%
         Sysco Corp.                                                                 600,000             13,764,000

                                                                                                         13,764,000
      FOOD, BEVERAGE & TOBACCO -- 5.74%
        Beverages -- 1.84%
         Coca Cola Co.                                                             1,134,200             51,345,234
        Food Products -- 1.40%
         Kraft Foods, Inc. A                                                       1,450,000             38,932,500
        Tobacco -- 2.50%
         Philip Morris                                                             1,600,000             69,616,000

                                                                                                        159,893,734
      INSURANCE -- 3.94%
        Insurance -- 3.94%
         AXA(1)                                                                      900,000             20,201,055
         Cincinnati Financial Corp.                                                  800,000             23,256,000
         Swiss Re(1)                                                               1,350,000             66,103,557

                                                                                                        109,560,612
      MATERIALS -- 1.97%
        Chemicals -- 0.63%
         Israel Chemicals Ltd.(1)                                                  2,500,000             17,488,820
        Metals & Mining -- 1.34%
         Impala Platinum Holdings Ltd.(1)                                          1,000,000             14,737,240
         Southern Copper Corp.                                                     1,400,000             22,484,000

                                                                                                         54,710,060
      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 3.47%
        Pharmaceuticals -- 3.47%
         Eli Lilly & Co.                                                           2,400,000             96,648,000

                                                                                                         96,648,000
      REAL ESTATE -- 1.44%
        Real Estate Investment Trusts -- 1.44%
         Annaly Capital Management, Inc.                                             445,000              7,062,150
         Chimera Investment Corp.(2)                                               9,588,800             33,081,360

                                                                                                         40,143,510
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.91%
        Semiconductors & Semiconductor Equipment -- 1.91%
         Intel Corp.                                                               2,868,600             42,053,676
         Taiwan Semiconductor Mfg. Co. Ltd. ADR                                    1,400,000             11,060,000

                                                                                                         53,113,676
      TELECOMMUNICATION SERVICES -- 11.71%
        Diversified Telecommunication Services -- 7.46%
         AT&T, Inc.                                                                1,794,900             51,154,650
         France Telecom SA(1)                                                        500,000             13,936,352
         Telefonica SA(1)                                                          4,350,000             98,186,778
         Telstra Corp. Ltd.(1)                                                    16,558,781             44,328,501
        Wireless Telecommunication Services -- 4.25%
         China Mobile Ltd.(1)                                                      6,000,000             60,876,678
         Vodafone Group plc(1)                                                    28,000,000             57,334,158

                                                                                                        325,817,117
      TRANSPORTATION -- 1.88%
        Transportation Infrastructure -- 1.88%
         Hopewell Highway(1)                                                      15,643,500              8,725,774
         Macquarie Airports(1)                                                    18,334,671             30,862,888
         Shenzhen Chiwan Wharf Holdings Ltd.(1)                                   14,665,727             12,693,985

                                                                                                         52,282,647
      UTILITIES -- 6.26%
        Electric Utilities -- 6.01%
         Enel S.p.A.(1)                                                            9,700,000             62,483,498
         Entergy Corp.                                                               870,000             72,323,100
         Fortum Oyj(1)                                                             1,492,120             32,431,703
        Independent Power Producers & Energy Traders -- 0.25%
         Algonquin Power Income Fund Trust                                         3,710,900              6,943,847

                                                                                                        174,182,148

    TOTAL COMMON STOCK (Cost $2,247,811,772)                                                          1,678,371,775

    PREFERRED STOCK -- 2.89%
      BANKS -- 2.72%
        Commercial Banks -- 2.72%
         Barclays Bank plc                                                           200,000              2,720,000
         Fifth Third Bancorp                                                         325,000             26,351,000
         First Tennessee Bank                                                         12,000              3,806,250
         Huntington Bancshares                                                        55,000             42,845,000

                                                                                                         75,722,250
      DIVERSIFIED FINANCIALS -- 0.17%
        Capital Markets -- 0.17%
         Merrill Lynch & Co., Inc.                                                   420,000              3,444,000
         Morgan Stanley                                                              120,000              1,344,000

                                                                                                          4,788,000
    TOTAL PREFERRED STOCK (Cost $106,554,900)                                                            80,510,250
    EXCHANGE TRADED FUNDS -- 1.18%
         Ishares High Yield Corporate Bond ETF                                       250,000             19,020,000
         Ishares Investment Grade Corporate Bond ETF                                 135,000             13,722,750

    TOTAL EXCHANGE TRADED FUNDS  (Cost $28,457,859)                                                      32,742,750

    ASSET BACKED SECURITIES -- 0.83%
      BANKS -- 0.53%
        Commercial Banks -- 0.19%
         Wells Fargo Asset Securities Corp. Series 2005-AR2 Class B1,
         4.547%, 2/25/2035                                                  $     10,600,086              2,786,159
         Wells Fargo Asset Securities Corp. Series 2005-AR2 Class B1,
         4.688%, 3/25/2035                                                         9,901,733              2,619,830
        Thrifts & Mortgage Finance -- 0.34%
         Providian Master Note Trust Series 2006-A1A. Class A, 1.225%,
         1/15/2013                                                                 9,500,000              9,444,266

                                                                                                         14,850,255
      DIVERSIFIED FINANCIALS -- 0.30%
        Capital Markets -- 0.13%
         Bear Stearns ARM Mtg Series 2003-6 Class 2B-1, 4.824%, 8/25/2033          1,241,298                484,106
         Merrill Lynch Mtg Investors Trust, 4.229%, 8/25/2034                      7,304,021              3,110,527
        Diversified Financial Services -- 0.17%
         Banc of America Funding Corp. Series 2006-I Class SB1, 4.741%,
         12/20/2036                                                                3,334,037                666,807
         Banc of America Mtg Securities Series 2005-A Class B1, 4.864%,
         2/25/2035                                                                 5,427,106              1,628,132
         Citigroup Mtg Loan Trust, Inc., 5.05%, 3/25/2034                          2,411,848                974,688
         Structured Asset Security Corp. Series 2002-27A Class B1, 5.392%,
         1/25/2033                                                                 3,759,582              1,371,308

                                                                                                          8,235,568

    TOTAL ASSET BACKED SECURITIES (Cost $48,128,337)                                                     23,085,823

    CORPORATE BONDS -- 28.07%
      BANKS -- 1.92%
        Commercial Banks -- 1.14%
         Alfa Diversified, 3.996%, 3/15/2012 (3)                                   5,687,500              4,000,929
         Fifth Third Bancorp, 6.25%, 5/1/2013                                      5,000,000              4,637,520
         Huntington Capital III, 6.65%, 5/15/2037                                  4,700,000              1,921,308
         MDM DPR Finance Company SA, 3.996%, 6/15/2012 (1)                         7,000,000              4,900,000
         National City Bank, 7.25%, 7/15/2010                                      5,000,000              4,895,510
         National City Preferred Capital Trust I, 12.00%, 12/29/2049               3,250,000              3,032,705
         Provident Bank MD, 9.50%, 5/1/2018                                        4,250,000              4,102,113
         Silicon Valley Bank, 6.05%, 6/1/2017                                      1,200,000                888,530
         Webster Capital Trust IV, 7.65%, 6/15/2037                                3,400,000              1,218,135
         Wells Fargo Capital XIII Preferred Note, 7.70%, 12/29/2049                2,500,000              2,063,278
        Thrifts & Mortgage Finance -- 0.78%
         Sovereign Bancorp, Inc., 2.483%, 3/1/2009                                 6,220,000              6,116,026
         Sovereign Bancorp, Inc., 1.728%, 3/23/2010                               17,500,000             15,538,845

                                                                                                         53,314,899
      CAPITAL GOODS -- 0.32%
        Machinery -- 0.32%
         Caterpillar, Inc., 7.90%, 12/15/2018                                      7,750,000              8,921,397

                                                                                                          8,921,397
      COMMERCIAL & PROFESSIONAL SERVICES -- 0.02%
        Commercial Services & Supplies -- 0.02%
         Allied Waste North America, Inc., 6.375%, 4/15/2011                         500,000                475,000
         Waste Management, Inc., 7.375%, 8/1/2010                                    175,000                177,343

                                                                                                            652,343
      CONSUMER SERVICES -- 0.61%
        Hotels, Restaurants & Leisure -- 0.61%
         NPC International, Inc., 9.50%, 5/1/2014                                 16,835,000             12,205,375
         Seneca Nation of Indians Capital Improvements Authority, 6.75%,
         12/1/2013                                                                 5,095,000              4,794,752

                                                                                                         17,000,127
      DIVERSIFIED FINANCIALS -- 3.44%
        Capital Markets -- 0.59%
         Goldman Sachs Group, Inc., 5.95%, 1/18/2018                               5,000,000              4,740,860
         Goldman Sachs Group, Inc., 6.15%, 4/1/2018                                5,000,000              4,804,805
         Goldman Sachs Group, Inc., 5.625%, 1/15/2017                              8,000,000              6,872,616
        Consumer Finance -- 1.94%
         American Express Credit Co., 5.875%, 5/2/2013                             5,000,000              4,799,870
         American Honda Finance, 7.625%, 10/1/2018 (3)                             7,000,000              6,878,830
         Capital One Financial Corp., 6.15%, 9/1/2016                             25,500,000             17,944,273
         SLM Corp., 4.00%, 1/15/2009                                               5,000,000              4,977,165
         SLM Corp., 4.50%, 7/26/2010                                              12,800,000             11,108,698
         SLM Corp. CPI Floating Rate Note, 6.14%, 3/2/2009                         5,500,000              5,023,755
         SLM Corp. Floating Rate, 3.835%, 1/27/2014                                5,000,000              3,374,325
        Diversified Financial Services -- 0.91%
         CIT Group, Inc., 5.00%, 2/13/2014                                         9,500,000              6,904,628
         JPMorgan Chase & Co., 7.90%, 4/29/2049                                   15,000,000             12,477,450
         National Rural Utilities CFC, 10.375%, 11/1/2018                          5,000,000              5,852,040

                                                                                                         95,759,315
      ENERGY -- 2.91%
        Energy Equipment & Services -- 0.14%
         Calfrac Holdings, 7.75%, 2/15/2015 (3)                                    7,900,000              3,713,000
         Seitel, Inc., 9.75%, 2/15/2014                                            1,000,000                360,000
        Oil, Gas & Consumable Fuels -- 2.77%
         Chesapeake Energy Corp., 7.00%, 8/15/2014                                 5,000,000              4,150,000
         Enbridge Energy Partners LP, 9.875%, 3/1/2019                             9,750,000              9,812,556
         Enterprise Prods Operating LLC, 9.75%, 1/31/2014                          4,750,000              4,836,868
         Enterprise Products Operating LP, 7.034%, 1/15/2068                       5,900,000              2,773,000
         Gaz Capital SA, 7.343%, 4/11/2013 (3)                                     2,000,000              1,620,000
         Gaz Capital SA, 8.146%, 4/11/2018 (3)                                     2,000,000              1,410,000
         GS Caltex Corp., (1), 7.25%, 7/2/2013 (3)                                 7,000,000              5,992,000
         Kinder Morgan Energy Partners, 9.00%, 2/1/2019                            9,750,000             10,172,516
         Murphy Oil Corp., 6.375%, 5/1/2012                                        5,000,000              4,837,270
         NuStar Logistics, 7.65%, 4/15/2018                                       19,000,000             17,416,806
         Petroleum Development Corp., 12.00%, 2/15/2018                           15,500,000              9,687,500
         Petroplus Finance Ltd., 6.75%, 5/1/2014 (3)                               4,000,000              2,540,000
         Plains Exploration & Production Co., 7.625%, 6/1/2018                     1,000,000                685,000
         Teppco Partners LP, 7.00%, 6/1/2067                                       2,000,000              1,071,382

                                                                                                         81,077,898
      FOOD & STAPLES RETAILING -- 0.16%
        Food & Staples Retailing -- 0.16%
         Rite Aid Corp., 9.375%, 12/15/2015                                        9,500,000              3,325,000
         Rite Aid Corp., 8.625%, 3/1/2015                                          3,000,000              1,035,000

                                                                                                          4,360,000
      FOOD, BEVERAGE & TOBACCO -- 2.23%
        Beverages -- 0.64%
         Anheuser Busch Cos., Inc., 4.70%, 4/15/2012                               3,750,000              3,514,136
         Constellation Brands, Inc., 8.375%, 12/15/2014                           11,000,000             10,450,000
         Diageo Capital plc, 5.50%, 9/30/2016                                      4,000,000              3,834,052
        Food Products -- 0.32%
         Kraft Foods, Inc., 6.125%, 2/1/2018                                       4,000,000              3,919,588
         Kraft Foods, Inc., 6.50%, 8/11/2017                                       5,000,000              5,025,710
        Tobacco -- 1.27%
         Altria Group, Inc., 8.50%, 11/10/2013                                     4,000,000              4,142,976
         Altria Group, Inc., 9.70%, 11/10/2018                                    15,750,000             17,023,073
         B.A.T. International Finance, plc, 9.50%, 11/15/2018 (3)                  5,000,000              5,558,080
         Philip Morris International, Inc., 6.875%, 3/17/2014                      8,250,000              8,669,826

                                                                                                         62,137,441
      HOUSEHOLD & PERSONAL PRODUCTS -- 0.10%
        Personal Products -- 0.10%
         Estee Lauder Co., Inc., 7.75%, 11/1/2013                                  2,750,000              2,907,366

                                                                                                          2,907,366
        Insurance -- 1.68%
         American General Finance Corp., 4.875%, 7/15/2012                         1,000,000                422,567
         International Lease Finance Corp., 5.125%, 11/1/2010                      5,000,000              3,915,575
         Liberty Mutual Group, Inc., 5.75%, 3/15/2014 (3)                          1,000,000                646,439
         Metlife Capital Trust, 9.25%, 4/8/2068 (3)                               24,000,000             16,741,704
         Metlife, Inc. Series A, 6.817%, 8/15/2018                                 4,250,000              4,047,709
         Pacific Life Global Funding CPI Floating Rate Note, 7.12%, 2/6/2016       2,000,000              1,557,740
         Prudential Holdings, LLC, 8.695%, 12/18/2023 (3)                          4,300,000              4,143,867
         Swiss Re Capital I, LP, 6.854%, 5/29/2049 (3)                            48,075,000             15,290,494

                                                                                                         46,766,095
      MATERIALS -- 1.89%
        Construction Materials -- 0.50%
         Ace Hardware Corp., 9.125%, 6/1/2016 (3)                                  6,250,000              4,125,000
         C8 Capital Ltd., 6.64%, 12/31/2049 (3)                                    2,000,000              1,014,000
         CRH America, Inc., 8.125%, 7/15/2018                                     12,250,000              8,844,488
        Metals & Mining -- 1.11%
         Bemax Resources, 9.375%, 7/15/2014 (3)                                    5,000,000              1,650,000
         FMG Finance Pty. Ltd., 10.00%, 9/1/2013 (3)                               2,000,000              1,180,000
         Freeport McMoRan Copper & Gold, 8.375%, 4/1/2017                          6,965,000              5,711,300
         Freeport-McMoRan Copper & Gold, 8.25%, 4/1/2015                           9,500,000              8,075,000
         GTL Trade Finance, Inc., 7.25%, 10/20/2017 (3)                            7,000,000              5,872,020
         Mercator Minerals Ltd., 11.50%, 2/16/2012 (1), (3)                       16,700,000              8,350,000
        Paper & Forest Products -- 0.28%
         International Paper Co., 7.40%, 6/15/2014                                 9,500,000              7,787,235

                                                                                                         52,609,043
      MEDIA -- 1.75%
        Media -- 1.75%
         AOL Time Warner, Inc., 6.875%, 5/1/2012                                     425,000                408,296
         Comcast Cable Communications, 8.875%, 5/1/2017                            5,000,000              5,339,270
         Comcast Corp., 5.30%, 1/15/2014                                          12,050,000             11,268,316
         Comcast Corp., 6.30%, 11/15/2017                                          5,000,000              4,867,470
         DIRECTV Holdings, 6.375%, 6/15/2015                                       5,100,000              4,704,750
         DIRECTV Holdings, 7.625%, 5/15/2016                                       3,000,000              2,910,000
         Time Warner Cable, Inc., 8.75%, 2/14/2019                                14,000,000             15,222,690
         Time Warner Cable, Inc., 8.25%, 2/14/2014                                 4,000,000              4,057,864

                                                                                                         48,778,656
      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 0.23%
        Biotechnology -- 0.23%
         Biogen Idec, Inc., 6.00%, 3/1/2013                                        4,000,000              3,956,348
         Tiers Inflation Linked Trust Series Wyeth 2004 21 Trust
         Certificate CPI Floating Rate Note, 6.787%, 2/1/2014                      3,000,000              2,391,120

                                                                                                          6,347,468
      REAL ESTATE -- 0.20%
        Real Estate -- 0.20%
         Agile Property Holdings Ltd, 9.00%, 9/22/2013 (3)                        10,000,000              5,500,000

                                                                                                          5,500,000
      RETAILING -- 0.21%
        Internet & Catalog Retail -- 0.03%
         Ticketmaster, 10.75%, 8/1/2016 (3)                                        1,500,000                810,000
        Multiline Retail -- 0.05%
         Parkson Retail Group, 7.125%, 5/30/2012                                   2,110,000              1,421,085
        Specialty Retail -- 0.13%
         Best Buy Co., Inc., 6.75%, 7/15/2013 (3)                                  4,000,000              3,734,276

                                                                                                          5,965,361
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.68%
        Semiconductors & Semiconductor Equipment -- 0.68%
         KLA Instruments Corp., 6.90%, 5/1/2018                                   10,000,000              7,563,310
         National Semiconductor, 2.246%, 6/15/2010                                11,200,000              9,493,613
         National Semiconductor Corp., 6.15%, 6/15/2012                            2,000,000              1,791,286

                                                                                                         18,848,209
      SOFTWARE & SERVICES -- 0.14%
        Software -- 0.14%
         BMC Software, Inc., 7.25%, 6/1/2018                                       4,000,000              3,761,264

                                                                                                          3,761,264
      TECHNOLOGY HARDWARE & EQUIPMENT -- 0.77%
        Communications Equipment -- 0.56%
         Corning, Inc., 6.05%, 6/15/2015                                          11,626,000             10,120,282
         Motorola, Inc., 6.00%, 11/15/2017                                        10,000,000              5,392,320
        Computers & Peripherals -- 0.21%
         International Business Machines Corp., 7.625%, 10/15/2018                 2,000,000              2,398,390
         Jabil Circuit, Inc., 5.875%, 7/15/2010                                    3,695,000              3,380,925

                                                                                                         21,291,917
      TELECOMMUNICATION SERVICES -- 3.18%
        Diversified Telecommunication Services -- 3.18%
         AT&T, Inc., 6.70%, 11/15/2013                                             1,750,000              1,853,814
         Deutsche Telekom Intl. Finance B.V., 8.75%, 6/15/2030                    28,150,000             34,712,947
         Level 3 Financing, Inc., 9.25%, 11/1/2014                                33,600,000             19,488,000
         Level 3 Financing, Inc. Senior Notes, 12.25%, 3/15/2013                   6,000,000              3,630,000
         TCI Communications, Inc., 7.875%, 8/1/2013                                2,285,000              2,349,474
         Telecom Italia Capital SA, 5.25%, 10/1/2015                               4,190,000              3,189,637
         Verizon Communications, Inc., 8.75%, 11/1/2018                            2,000,000              2,346,444
         Verizon Wireless, 8.50%, 11/15/2018 (3)                                   7,250,000              8,494,658
         Vimpelcom, 8.25%, 5/23/2016 (3)                                           4,500,000              2,430,000
         Windstream Corp., 8.125%, 8/1/2013                                       10,800,000              9,936,000

                                                                                                         88,430,974
      TRANSPORTATION -- 0.60%
        Air Freight & Logistics -- 0.18%
         FedEx Corp., 5.50%, 8/15/2009                                             5,000,000              5,005,355
        Road & Rail -- 0.29%
         Hertz Corp., 8.875%, 1/1/2014                                            13,205,000              8,121,075
        Transportation Infrastructure -- 0.13%
         Southern Cross Air Corp., 7.602%, 12/20/2016                              7,295,000              3,560,251

                                                                                                         16,686,681
      UTILITIES -- 5.03%
        Electric Utilities -- 2.34%
         Enel Finance International S.A., 6.25%, 9/15/2017 (3)                    38,000,000             32,089,366
         Entergy Gulf States Louisiana, LLC, 6.00%, 5/1/2018 (3)                  14,000,000             12,202,106
         Great River Energy, 5.829%, 7/1/2017 (3)                                  2,518,781              2,106,356
         Monongahela Power, 5.70%, 3/15/2017 (3)                                   7,000,000              5,877,389
         Monongahela Power, 7.95%, 12/15/2013 (3)                                  2,000,000              2,000,082
         Taqa Abu Dhabi National Energy Co., 7.25%, 8/1/2018 (3)                   3,500,000              3,001,922
         Taqa Abu Dhabi National Energy Co., 6.60%, 8/1/2013 (3)                   8,500,000              7,838,785
        Gas Utilities -- 0.69%
         Oneok Partners, LP Senior Notes, 5.90%, 4/1/2012                          3,000,000              2,823,261
         Southern Union Co., 7.20%, 11/1/2066                                     19,900,000              6,865,500
         Southwest Gas Corp., 7.625%, 5/15/2012                                    9,465,000              9,477,797
        Multi-utilities -- 2.00%
         Dominion Resources, Inc., 8.875%, 1/15/2019                              14,750,000             15,906,238
         Illinois Power Co., 9.75%, 11/15/2018 (3)                                 4,500,000              4,916,749
         NiSource Finance Corp., 6.15%, 3/1/2013                                  12,237,000              9,429,110
         NiSource Finance Corp., 6.40%, 3/15/2018                                 20,000,000             12,481,540
         Sempra Energy, 9.80%, 12/1/2019                                           7,750,000              8,646,326
         Sempra Energy, 8.90%, 11/15/2013                                          2,000,000              2,019,350
         Union Electric Co., 6.70%, 2/1/2019                                       2,500,000              2,277,953

                                                                                                        139,959,830

    TOTAL CORPORATE BONDS (Cost $886,792,649)                                                           781,076,284

    CONVERTIBLE BONDS -- 2.68%
      DIVERSIFIED FINANCIALS -- 0.89%
        Diversified Financial Services -- 0.89%
         KKR Financial Holdings, LLC, 7.00%, 7/15/2012                            64,100,000             24,758,625

                                                                                                         24,758,625
    ENERGY -- 29%
        Energy Equipment & Services -- 0.29%
         Nabors Industries, Inc., 0.94%, 5/15/2011                                10,000,000              8,237,500

                                                                                                          8,237,500
      FOOD & STAPLES RETAILING -- 0.04%
        Food & Staples Retailing -- 0.04%
         Rite Aid Corp., 8.50%, 5/15/2015                                          4,250,000              1,035,937

                                                                                                          1,035,937
      REAL ESTATE -- 0.95%
        Real Estate Investment Trusts -- 0.95%
         Vornado Realty Trust, 2.85%, 4/1/2027                                    35,800,000             26,402,500

                                                                                                         26,402,500
      TELECOMMUNICATION SERVICES -- 0.51%
        Wireless Telecommunication Services -- 0.51%
         NII  Holdings, 3.125%, 6/15/2012                                         23,300,000             14,125,625

                                                                                                         14,125,625

    TOTAL CONVERTIBLE BONDS (Cost $107,029,432)                                                          74,560,187

    MUNICIPAL BONDS -- 0.15%
         Short Pump Town Center Community Development, 6.26%, 2/1/2009             2,000,000              2,000,080
         Victor New York, 9.20%, 5/1/2014                                          2,000,000              2,036,760

    TOTAL MUNICIPAL BONDS (Cost $4,108,571)                                                               4,036,840

    U.S. GOVERNMENT AGENCIES -- 0.49%
         Federal National Mtg. Association Remic Series 2006-B1 Class AB,
         6.00%, 6/25/2016                                                         13,314,017             13,667,959

    TOTAL U.S. GOVERNMENT AGENCIES (Cost $13,268,322)                                                    13,667,959

    FOREIGN BONDS -- 0.37%
      ENERGY -- 0.17%
        Oil, Gas & Consumable Fuels -- 0.17%
         OAO Gazprom, 7.25%, 2/22/2010 (RUB)                                     195,000,000              4,694,432

                                                                                                          4,694,432
      MEDIA -- 0.03%
        Media -- 0.03%
         Independent News & Media plc, 5.75%, 5/17/2009 (EUR)                        600,000                817,349

                                                                                                            817,349
      MISCELLANEOUS -- 0.17%
        Miscellaneous -- 0.17%
         Republic of Brazil, 12.50%, 1/5/2016 (BRL)                               10,750,000              4,840,266

                                                                                                          4,840,266

    TOTAL FOREIGN BONDS (Cost $14,870,218)                                                               10,352,047

    YANKEE BONDS -- 0.34%
      BANKS -- 0.02%
        Commercial Banks -- 0.02%
         Landsbanki Islands HF, 7.431%, 12/31/2049 (3)                             5,000,000                    750
         Shinhan Bank, 6.819%, 9/20/2036                                             900,000                458,354

                                                                                                            459,104
      DIVERSIFIED FINANCIALS -- 0.06%
        Diversified Financial Services -- 0.06%
         Korea Development Bank, 5.30%, 1/17/2013                                    800,000                727,120
         Korea Development Bank, 4.348%, 4/3/2010                                  1,000,000                965,558

                                                                                                          1,692,678
      ENERGY -- 0.26%
        Oil, Gas & Consumable Fuels -- 0.26%
         Griffin Coal Mining Ltd., 9.50%, 12/1/2016 (3)                           22,000,000              7,370,000

                                                                                                          7,370,000

    TOTAL YANKEE BONDS (Cost $29,467,017)                                                                 9,521,782

    OTHER SECURITIES -- 1.32%
        Loan Participations -- 1.32%
         Charter Communications, Inc., 4.29%, 3/6/2014                             1,736,098              1,267,837
         Charter Communications, Inc., 5.47%, 3/6/2014                             5,332,300              3,894,072
         Charter Communications, Inc., 3.44%, 4/30/2014                               20,151                 14,716
         Charter Communications, Inc., 4.16%, 3/6/2014                               911,451                665,615
         Crown Castle Operating Co., 5.376%, 3/6/2014                              3,000,000              2,055,000
         Fairpoint Communications, Inc. Term Loan B, 6.563%, 3/8/2015              4,243,902              2,461,463
         Fairpoint Communications, Inc. Term Loan B, 6.563%, 3/9/2015                 36,585                 21,220
         Fairpoint Communications, Inc. Term Loan B, 6.563%, 3/31/2015               336,585                195,220
         Fairpoint Communications, Inc. Term Loan B, 6.563%, 3/31/2015                58,537                 33,951
         Fairpoint Communications, Inc. Term Loan B, 6.563%, 3/8/2015              4,024,390              2,334,146
         Fairpoint Communications, Inc. Term Loan B, 6.563%, 3/8/2015                300,000                174,000
         Mylan Laboratories, Inc., 4.75%, 10/2/2014                                7,824,726              6,589,045
         Mylan Laboratories, Inc., 3.75%, 10/2/2014                                  633,803                533,713
         Mylan Laboratories, Inc., 6.75%, 10/2/2014                                1,441,471              1,213,834
         Mylan Laboratories, Inc., 6.625%, 10/2/2014                                  25,000                 21,052
         Texas Comp Elec. Holdings, LLC, 6.465%, 10/10/2014                        8,000,000              5,513,360
         Texas Comp Elec. Holdings, LLC, 5.368%, 10/10/2014                       13,909,091              9,639,000
         Texas Comp Elec. Holdings, LLC, 5.368%, 10/31/2014                           90,909                 63,000

                                                                                                         36,690,244

    TOTAL OTHER SECURITIES (Cost $42,262,464)                                                            36,690,244

    SHORT TERM INVESTMENTS -- 1.05%
         California State, 0.40%, 5/1/2040, put 1/8/2009 (LOC: Bank of
         America) (weekly demand note)                                             9,975,000              9,970,333
         JEA Florida Electrical Services Revenue, 5.50%, 10/1/2036,  put
         1/8/2009 (Insured: Dexia Credit Local) (weekly demand note)              14,050,000             14,041,289
         New York City GO, 0.83%, 8/15/2019, put 1/2/2009 (LOC: Morgan
         Guaranty Trust) (daily demand note)                                       3,500,000              3,500,000
         New York City GO, 1.15%, 11/1/2026, put 1/2/2009 (Insured: FSA,
         SPA: Dexia Credit Local) (daily demand note)                              1,700,000              1,700,000

    TOTAL SHORT TERM INVESTMENTS (Cost $29,211,622)                                                      29,211,622


TOTAL INVESTMENTS -- 99.68% (Cost $3,557,963,163)                                                  $  2,773,827,564


OTHER ASSETS LESS LIABILITIES -- 0.32%                                                                    8,898,053


NET ASSETS -- 100.00%                                                                              $  2,782,725,617

Footnote Legend
+ Non-income producing

(1) Foreign equity security fair valued by independent pricing service on valuation date, December 31, 2008, or debt obligation currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.

(2) Investment in Affiliates
Holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940 because the Fund's holding represented 5% or more of the company's voting securities during the period, are shown below:

                              Shares at         Gross         Gross           Shares at        Market Value      Dividend Issuer
                            Sept 30, 2008     Additions     Reductions      Dec. 31,2008      Dec. 31, 2008          Income
Chimera Investment Corp.          0           9,588,800         0             9,588,800         33,081,360          383,552
KKR Financial Holdings, LLC   7,400,000         100,000         0             7,500,000         11,850,000             0

Total non-controlled affiliated issuers - 1.61% of net assets.

(3) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2008, the aggregate value of these securities in the Fund's portfolio was $189,098,802, representing 6.80% of the Fund's net assets.

Notes to Schedule of Investments:

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of prices obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1:  Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily indications of liquidity or the risk associated with the investment.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

                                                                      Investments in          Investments in Other
                                                                        Securities           Financial Instruments*
Valuation Inputs
Level 1 - Quoted Prices in Active Markets for Identical Assets        $  865,005,834         $               44,204
Level 2 - Significant Other Observable Inputs                          1,908,821,730                   (31,255,862)
Level 3 - Significant Unobservable Inputs                                          -                              -

Total                                                                 $2,773,827,564            $      (31,211,658)

*Other financial instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
ARM        Adjustable Rate mortgage
BRL        Denominated in Brazilian Dollars
CPI        Consumer Price Index
EUR        Denominated in Euro Dollars
FSA        Insured by Financial Security Assurance Co.
GO         General Obligation
LOC        Letter of Credit
Mtg        Mortgage
REMIC      Real Estate Mortgage Investment Conduit
RUB        Denominated in Russian Rubles
SPA        Stand-by Purchase Agreement


SCHEDULE OF INVESTMENTS                                                                              (UNAUDITED)

Thornburg Global Opportunities Fund                                                               December 31, 2008

CUSIPS: CLASS A - 885-215-343, CLASS C - 885-215-335, CLASS I - 885-215-327,
CLASS R3 - 885-215-145, CLASS R4 - 885-215-137, CLASS R5 - 885-215-129
NASDAQ SYMBOLS: CLASS A - THOAX, CLASS C - THOCX, CLASS I - THOIX, CLASS R3 - THORX,
CLASS R4 - THOVX, CLASS R5 -THOFX
                                                                                       Shares/
                                                                                     Principal
                                                                                        Amount                Value

    COMMON STOCK -- 87.70%
      BANKS -- 6.70%
        Commercial Banks -- 6.70%
         China Merchants Bank Co., Ltd.(1)                                         3,776,000      $       7,065,170
         Liechtensteinische Landesbank AG(1)                                         226,368             10,880,073

                                                                                                         17,945,243
      CONSUMER SERVICES -- 3.62%
        Hotels, Restaurants & Leisure -- 3.62%
         OPAP SA(1)                                                                  337,100              9,701,184

                                                                                                          9,701,184
      DIVERSIFIED FINANCIALS -- 1.16%
        Diversified Financial Services -- 1.16%
         KKR Financial Holdings LLC                                                1,974,187              3,119,215

                                                                                                          3,119,215
      ENERGY -- 12.47%
        Energy Equipment & Services -- 3.60%
         Precision Drilling Trust                                                  1,148,200              9,633,398
        Oil, Gas & Consumable Fuels -- 8.87%
         Canadian Natural Resources Ltd.                                              15,200                600,243
         Capital Product Partners LP                                                 587,274              4,580,737
         Eni S.p.A.(1)                                                               476,100             11,456,706
         OAO Gazprom ADR(1)                                                          495,881              7,144,302

                                                                                                         33,415,386
      HEALTH CARE EQUIPMENT & SERVICES -- 3.97%
        Health Care Technology -- 3.97%
         Eclipsys Corp.+                                                             749,100             10,629,729

                                                                                                         10,629,729
      INSURANCE -- 9.10%
        Insurance -- 9.10%
         Swiss Re(1)                                                                 288,925             14,147,385
         Willis Group Holdings Ltd.                                                  411,400             10,235,632

                                                                                                         24,383,017
      MATERIALS -- 1.25%
        Metals & Mining -- 1.25%
         Eastern Platinum Ltd.+                                                   12,368,700              3,356,431

                                                                                                          3,356,431
      MEDIA -- 4.30%
        Media -- 4.30%
         Comcast Corp.                                                               713,026             11,515,370

                                                                                                         11,515,370
      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 11.34%
        Life Sciences Tools & Services -- 3.68%
         Bachem Holding AG(1)                                                        129,987              9,873,141
        Pharmaceuticals -- 7.66%
         Roche Holding AG(1)                                                          70,000             10,837,195
         Teva Pharmaceutical Industries Ltd. ADR                                     227,500              9,684,675

                                                                                                         30,395,011
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.75%
        Semiconductors & Semiconductor Equipment -- 1.75%
         Intel Corp.                                                                 319,600              4,685,336

                                                                                                          4,685,336
      SOFTWARE & SERVICES -- 6.29%
        Information Technology Services -- 3.10%
         Satyam Computer                                                           2,371,100              8,308,379
        Software -- 3.19%
         Amdocs Ltd.+                                                                218,100              3,989,049
         Microsoft Corp.                                                             234,600              4,560,624

                                                                                                         16,858,052
      TECHNOLOGY HARDWARE & EQUIPMENT -- 3.67%
        Computers & Peripherals -- 3.67%
         Dell Inc.+                                                                  961,500              9,845,760

                                                                                                          9,845,760
      TELECOMMUNICATION SERVICES -- 18.74%
        Diversified Telecommunication Services -- 8.52%
         Global Crossing Ltd.+                                                     1,106,852              8,788,405
         Level 3 Communications, Inc.+                                             5,394,800              3,776,360
         Telefonica SA(1)                                                            454,400             10,256,568
        Wireless Telecommunication Services -- 10.22%
         China Mobile Ltd.(1)                                                      1,013,000             10,278,013
         Crown Castle International Corp.+                                           474,700              8,345,226
         Millicom International Cellular S.A.                                        195,200              8,766,432

                                                                                                         50,211,004
         TRANSPORTATION -- 3.34%
        Transportation Infrastructure -- 3.34%
         Shenzhen Chiwan Wharf Holdings Ltd.(1)                                   10,359,303              8,966,541

                                                                                                          8,966,541

    TOTAL COMMON STOCK (Cost $390,418,612)                                                              235,027,279

    PREFERRED STOCK -- 0.95%
      BANKS -- 0.95%
        Commercial Banks -- 0.95%
         Fifth Third Bancorp                                                          31,400              2,545,912

    TOTAL PREFERRED STOCK (Cost $2,442,821)                                                               2,545,912

    CONVERTIBLE BONDS -- 6.73%
      REAL ESTATE -- 3.48%
        Real Estate Investment Trusts -- 3.48%
         Vornado Realty Trust, 2.85%, 4/1/2027                               $    12,650,000              9,329,375

                                                                                                          9,329,375
      TELECOMMUNICATION SERVICES -- 3.25%
        Diversified Telecommunication Services -- 3.25%
         Level 3 Communications, Inc., 10.00%, 5/1/2011                           14,575,000              8,690,343

                                                                                                          8,690,343

    TOTAL CONVERTIBLE BONDS (Cost $16,805,816)                                                           18,019,718
    SHORT TERM INVESTMENTS -- 3.06%
         New York, NY, put 1/2/2009 (SPA: Dexia Credit Local) (daily demand
         note), 1.50%, 8/1/2028                                                    8,200,000              8,200,000

    TOTAL SHORT TERM INVESTMENTS (Cost $8,200,000)                                                        8,200,000


TOTAL INVESTMENTS -- 98.44% (Cost $417,867,249)                                                    $    263,792,910


OTHER ASSETS LESS LIABILITIES -- 1.56%                                                                    4,189,323


NET ASSETS -- 100.00%                                                                              $    267,982,233


Footnote Legend
+ Non-income producing

(1) Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.

Notes to Schedule of Investments:

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of prices obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1:  Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily indications of liquidity or the risk associated with the investment.



The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

                                                                      Investments in          Investments in Other
                                                                        Securities           Financial Instruments*

Valuation Inputs
Level 1 - Quoted Prices in Active Markets for Identical Assets        $  118,658,535         $                    -
Level 2 - Significant Other Observable Inputs                            145,134,375                        251,429
Level 3 - Significant Unobservable Inputs                                          -                              -


Total                                                                 $  263,792,910         $              251,429

*Other financial instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt


SCHEDULE OF INVESTMENTS                                                                              (UNAUDITED)

Thornburg International Growth Fund                                                               December 31, 2008

CUSIPS: CLASS A - 885-215-319, CLASS C - 885-215-293, CLASS I - 885-215-244,
CLASS R3 - 885-215-178, CLASS R4 - 885-215-160, CLASS R5 - 885-215-152
NASDAQ SYMBOLS: CLASS A - TIGAX, CLASS C - TIGCX, CLASS I - TINGX, CLASS R3 - TIGVX,
CLASS R4 - TINVX, CLASS R5 -TINFX
                                                                                       Shares/
                                                                                     Principal
                                                                                        Amount                Value

    COMMON STOCK -- 84.89%
      AUTOMOBILES & COMPONENTS -- 2.93%
        Automobiles -- 2.93%
         Porsche Automobil Holding SE+(1)                                             21,300      $       1,667,252

                                                                                                          1,667,252

      BANKS -- 4.47%
        Commercial Banks -- 4.47%
         Asya Katilim Bankasi AS+(1)                                                 543,200                413,164
         BPM Group(1)                                                                 70,200                421,968
         Commercial Bank of Qatar                                                     19,100                463,072
         EFG Eurobank Ergasias(1)                                                    100,930                803,824
         Marfin Popular Bank ADR+                                                     83,350                440,271

                                                                                                          2,542,299
      COMMERCIAL & PROFESSIONAL SERVICES -- 1.80%
        Commercial Services & Supplies -- 1.80%
         Seek Ltd.(1)                                                                461,665              1,024,960

                                                                                                          1,024,960
     DIVERSIFIED FINANCIALS -- 7.82%
        Capital Markets -- 1.55%
         EFG International(1)                                                         49,400                882,777
        Diversified Financial Services -- 6.27%
         Banco ABC Brasil S.A.                                                       204,500                455,127
         BM&F Bovespa SA                                                             481,335              1,242,554
         Deutsche Boerse AG(1)                                                        25,800              1,866,604

                                                                                                          4,447,062
      ENERGY -- 2.12%
        Oil, Gas & Consumable Fuels -- 2.12%
         OAO Gazprom ADR(1)                                                           46,000                662,735
         Petroleo Brasileiro SA ADR                                                   22,100                541,229

                                                                                                          1,203,964
      FOOD, BEVERAGE & TOBACCO -- 4.46%
        Food Products -- 4.46%
         Nestle SA-REG(1)                                                             64,110              2,538,635

                                                                                                          2,538,635
      INSURANCE -- 1.42%
        Insurance -- 1.42%
         Swiss Re(1)                                                                  16,500                807,932

                                                                                                            807,932
      MEDIA -- 9.12%
        Media -- 9.12%
         Airmedia Group, Inc. ADR+                                                   310,891              1,492,277
         British Sky Broadcasting Group plc(1)                                       235,400              1,662,375
         Naspers Ltd.(1)                                                              49,600                897,277
         Zee Entertainment Enterprises, Ltd(1)                                       393,600              1,134,322

                                                                                                          5,186,251
      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 14.59%
        Life Sciences Tools & Services -- 2.15%
         Icon plc ADR+                                                                61,976              1,220,308
        Pharmaceuticals -- 12.44%
         Glaxosmithkline ADR                                                          26,200                976,474
         Glaxosmithkline plc(1)                                                       33,600                624,883
         Novo Nordisk A/S(1)                                                          58,100              2,997,022
         Roche Holding AG(1)                                                          16,000              2,477,073

                                                                                                          8,295,760
      SOFTWARE & SERVICES -- 13.87%
        Information Technology Services --
        2.03%
         Satyam Computer Services Ltd.(1)                                            318,000              1,152,269
        Internet Software & Services -- 2.21%
         Open Text Corp.+                                                             41,800              1,259,434
        Software -- 9.63%
         Amdocs Ltd.+                                                                128,000              2,341,120
         Nintendo Co. Ltd.(1)                                                          8,200              3,133,644

                                                                                                          7,886,467
      TECHNOLOGY HARDWARE & EQUIPMENT -- 1.47%
        Electronic Equipment, Instruments & Components -- 1.47%
         China Security & Surveillance Technology, Inc.+                             188,400                834,612

                                                                                                            834,612
      TELECOMMUNICATION SERVICES -- 11.81%
        Diversified Telecommunication Services -- 8.38%
         PT Telekomunikasi Indonesia(1)                                            2,084,000              1,331,930
         Telefonica SA(1)                                                            152,000              3,430,894
        Wireless Telecommunication Services -- 3.43%
         America Movil SAB de C.V.                                                 1,272,400              1,952,449

                                                                                                          6,715,273
      TRANSPORTATION -- 1.80%
        Transportation Infrastructure -- 1.80%
         HHLA(1)                                                                      30,600              1,024,498

                                                                                                          1,024,498
      UTILITIES -- 7.21%
        Electric Utilities -- 5.37%
         CEZ Group(1)                                                                 32,125              1,373,981
         Verbund(1)                                                                   36,300              1,678,426
        Independent Power Producers & Energy Traders -- 1.84%
         PNOC Energy Development Corp.(1)                                         25,128,131              1,047,414

                                                                                                          4,099,821

    TOTAL COMMON STOCK (Cost $77,845,314)                                                                48,274,786

    SHORT TERM INVESTMENTS -- 1.23%
         Clark County School District GO, 1.65%, 6/15/2021, put 1/2/2009,
         (Insured: FSA) (daily demand notes)                                $        700,000                700,000

    TOTAL SHORT TERM INVESTMENTS (Cost $700,000)                                                            700,000


TOTAL INVESTMENTS -- 86.12% (Cost $78,545,314)                                                    $      48,974,787


OTHER ASSETS LESS LIABILITIES -- 13.88%                                                                   7,896,493


NET ASSETS -- 100.00%                                                                             $      56,871,280

Footnote Legend
+ Non-income producing

(1) Security fair valued by independent pricing service on valuation date, December 31, 2008.

Notes to Schedule of Investments:

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of prices obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1:  Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily indications of liquidity or the risk associated with the investment.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

                                                                      Investments in          Investments in Other
                                                                        Securities           Financial Instruments*

Valuation Inputs
Level 1 - Quoted Prices in Active Markets for Identical Assets        $   12,315,584         $              (3,225)
Level 2 - Significant Other Observable Inputs                             36,659,203                      (802,950)
Level 3 - Significant Unobservable Inputs                                          -                              -

Total                                                                 $   48,974,787        $             (806,175)

*Other financial instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
GO         General Obligation


SCHEDULE OF INVESTMENTS                                                                              (UNAUDITED)

Thornburg Strategic Income Fund                                                                   December 31, 2008

CUSIPS: CLASS A - 885-215-228, CLASS C - 885-215-210, CLASS I - 885-215-194
NASDAQ SYMBOLS: CLASS A - TSIAX, CLASS C - TSICX, CLASS I - TSIIX
                                                                                       Shares/
                                                                                     Principal
                                                                                        Amount                Value
    COMMON STOCK -- 4.95%
      CONSUMER SERVICES -- 1.00%
        Hotels, Restaurants & Leisure -- 1.00%
         Berjaya Sports Toto Berhad(1)                                               176,700      $         244,735
         OPAP SA(1)                                                                    8,300                238,860

                                                                                                            483,595
      DIVERSIFIED FINANCIALS -- 0.24%
        Diversified Financial Services -- 0.24%
         KKR Financial Holdings LLC                                                   73,000                115,340

                                                                                                            115,340
      ENERGY -- 0.26%
        Oil, Gas & Consumable Fuels -- 0.26%
         Tupras-Turkiye Petrol Rafinerileri A.S.(1)                                   12,100                128,054

                                                                                                            128,054
      INSURANCE -- 0.44%
        Insurance -- 0.44%
         Swiss Re(1)                                                                   4,400                215,449

                                                                                                            215,449
       MATERIALS -- 0.59%
        Metals & Mining -- 0.59%
         Southern Copper Corp.                                                        17,800                285,868

                                                                                                            285,868
      REAL ESTATE -- 0.55%
        Real Estate Investment Trusts -- 0.55%
         Chimera Investment Corp.                                                     76,700                264,615

                                                                                                            264,615
      TELECOMMUNICATION SERVICES -- 0.69%
        Diversified Telecommunication Services -- 0.69%
         Telstra Corp. Ltd.(1)                                                       123,900                331,685

                                                                                                            331,685
      TRANSPORTATION -- 0.41%
        Transportation Infrastructure -- 0.41%
         Hopewell Highway Infrastructure Ltd.(1)                                     359,000                200,246

                                                                                                            200,246
      UTILITIES -- 0.77%
        Electric Utilities -- 0.77%
         Enel S.p.A.(1)                                                               57,800                372,324

                                                                                                            372,324

    TOTAL COMMON STOCK (Cost $4,477,607)                                                                  2,397,176

    PREFERRED STOCK -- 1.21%
      BANKS -- 1.21%
        Commercial Banks -- 1.21%
         Huntington Bancshares                                                           750                584,250

                                                                                                            584,250

    TOTAL PREFERRED STOCK (Cost $750,000)                                                                   584,250

    ASSET BACKED SECURITIES
      BANKS -- 1.66%
        Commercial Banks -- 0.63%
         CW Capital Colbalt Series 2007-C2 Class A1, 5.064%, 9/15/2011      $         27,863                 25,774
         Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class
         A1, 5.233%, 3/10/2039                                                        29,296                 27,566
         Wachovia Bank Commercial Mtg Trust Series 2007-C30 Class A1,
         5.031%, 12/15/2043                                                           27,205                 25,617
         Wachovia Bank Commercial Mtg Trust Series 2007-C31 Class A1,
         5.14%, 4/15/2047                                                             18,733                 17,623
         Wells Fargo Asset Securities Corp. Series 2005-AR1 Class B1,
         4.547%, 2/25/2035                                                           399,627                105,039
         Wells Fargo Asset Securities Corp. Series 2005-AR2 Class B1,
         4.688%, 3/25/2035                                                           396,069                104,793
        Thrifts & Mortgage Finance -- 1.03%
         Providian Master Note Trust Series 2006-A1A Class A, 1.225%,
         1/15/2013                                                                   500,000                497,067

                                                                                                            803,479
      DIVERSIFIED FINANCIALS -- 4.32%
        Capital Markets -- 2.20%
         Bear Stearns ARM Mtg Series 2003-6 Class 2B-1, 4.824%, 8/25/2033          1,241,298                484,106
         Bear Stearns Commercial Mtg Securities Series 2007-PW15 Class A1,
         5.016%, 2/11/2044                                                             4,097                  3,761
         Bear Stearns Commercial Mtg Securities Series 2007-T26 Class A1,
         5.145%, 1/12/2045                                                            61,353                 56,554
         Bear Stearns Commercial Mtg Securities Series 2007-T28 Class A1,
         5.422%, 9/11/2042                                                            27,355                 25,026
         Commercial Mtg Series 2006-C8 Class A1, 5.108%, 12/10/2046                   33,976                 32,670
         Credit Suisse Mtg Capital Certificates Series 2007-C1 Class A1,
         5.227%, 2/15/2040                                                            21,880                 20,532
         Credit Suisse Mtg Capital Certificates Series 2007-C2 Class A1,
         5.269%, 1/15/2049                                                            15,202                 14,177
         Credit Suisse Mtg Capital Certificates Series 2007-C3 Class A1,
         5.664%, 6/15/2039                                                            20,130                 18,799
         GS Mtg Securities Corp. II Series 2007-GG10 Class A1, 5.69%,
         8/10/2045                                                                    33,640                 30,142
         LB-UBS Commercial Mtg Trust Series 2007-C1 Class A1, 5.391%,
         2/15/2040                                                                    17,779                 16,825
         LB-UBS Commercial Mtg Trust Series 2007-C2 Class A1, 5.226%,
         2/17/2040                                                                    16,434                 15,504
         Merrill Lynch Mtg Investors Trust, 4.229%, 8/25/2034                        396,958                169,050
         Merrill Lynch/Countrywide Commercial Mtg Trust Series 2007-5 Class
         A1, 4.275%, 8/12/2048                                                        13,890                 12,895
         Merrill Lynch/Countrywide Commercial Mtg Trust Series 2007-6 Class
         A1, 5.175%, 3/12/2051                                                        18,077                 17,055
         Morgan Stanley Capital I Series 2007-HQ11 Class A1, 5.246%,
         2/20/2044                                                                    30,253                 28,289
         Morgan Stanley Capital I Series 2007-IQ13 Class A1, 5.05%,
         3/15/2044                                                                    28,916                 26,566
         Morgan Stanley Capital I Series 2007-IQ14 Class A1, 5.38%,
         4/15/2049                                                                    58,351                 53,761
         Morgan Stanley Capital I Series 2007-T25 Class A1, 5.391%,
         11/12/2049                                                                   42,609                 39,391
        Diversified Financial Services -- 2.12%
         Banc of America Commerical Mtg, Inc. Series 2007-2 Class A1,
         5.421%, 1/10/2012                                                            32,625                 30,194
         Banc of America Funding Corp. Series 2006-I Class SB1, 4.741%,
         12/20/2036                                                                  992,420                198,484
         Banc of America Mtg Services Series 2005-A Class B1, 4.857%,
         2/25/2035                                                                   972,077                291,623
         Citigroup Commercial Mtg Trust Series 2004-HYB2 Class B1, 5.05%,
         3/25/2034                                                                   301,481                121,836
         Citigroup Commercial Mtg Trust Series 2007-C6 Class A1, 5.622%,
         12/10/2049                                                                   84,487                 84,745
         Citigroup/Deutsche Bank Commercial Mtg Series 2007-CD4 Class A1,
         4.977%, 12/11/2049                                                           49,098                 45,657
         JPMorgan Chase Commercial Mtg Securities Corp. Series 2006-LDP9
         Class A1, 5.17%, 5/15/2047                                                   39,215                 37,005
         JPMorgan Chase Commercial Mtg Securities Corp. Series 2007-LDPX
         Class A1, 5.122%, 1/15/2049                                                  18,150                 17,002
         JPMorgan Chase Series 2000-C9 Class A2, 7.77%, 10/15/2032                   198,550                198,569

                                                                                                          2,090,218
      TELECOMMUNICATION SERVICES -- 1.30%
        Wireless Telecommunication Services -- 1.30%
         Global Signal Trust Series 2006-1 Class A-1FL, 1.415%, 2/15/2036            750,000                629,531

                                                                                                            629,531

    TOTAL ASSET BACKED SECURITIES (Cost $6,089,802)                                                       3,523,228

    CORPORATE BONDS -- 65.17%
      AUTOMOBILES & COMPONENTS -- 0.56%
        Automobiles -- 0.56%
         Harley Davidson Funding Corp. Series C, 6.80%, 6/15/2018(2)                 500,000                269,814

                                                                                                            269,814
       BANKS -- 7.05%
        Commercial Banks -- 4.94%
         Huntington Capital III, 6.65%, 5/15/2037                                    500,000                204,395
         Provident Bank MD, 9.50%, 5/1/2018                                          750,000                723,902
         Suntrust Bank, 7.25%, 3/15/2018                                           1,000,000              1,051,156
         Wells Fargo Capital XIII Preferred Note, 7.70%, 12/29/2049                  500,000                412,655
        Thrifts & Mortgage Finance -- 2.11%
         Sovereign Bancorp, Inc., 2.461%, 3/1/2009                                   500,000                491,642
         Sovereign Bancorp, Inc., 1.728%, 3/23/2010                                  500,000                443,967
         Sovereign Bank, 5.125%, 3/15/2013                                           100,000                 83,780

                                                                                                          3,411,497
      CAPITAL GOODS -- 2.02%
        Machinery -- 0.59%
         Caterpillar, Inc., 7.90%, 12/15/2018                                        250,000                287,787
        Trading Companies & Distributors -- 1.43%
         Noble Group Ltd. Mtg, 8.50%, 5/30/2013(2)                                 1,000,000                690,000

                                                                                                            977,787
       CONSUMER SERVICES -- 2.04%
        Hotels, Restaurants & Leisure --
        2.04%
         FU JI Food, 0%, 10/10/2018 (1)                                            7,000,000                625,824
         NPC International, Inc., 9.50%, 5/1/2014                                    500,000                362,500

                                                                                                            988,324
      DIVERSIFIED FINANCIALS -- 5.76%
        Capital Markets -- 0.21%
         Goldman Sachs Group, Inc., 5.625%, 1/15/2017                                100,000                 85,908
         Lehman Brothers Holdings, Inc., 5.625%, 1/24/2013(3)                        200,000                 19,000
        Consumer Finance -- 2.39%
         American Express Credit Corp., 5.875%, 5/2/2013                             500,000                479,987
         SLM Corp., 4.50%, 7/26/2010                                                 780,000                676,936
        Diversified Financial Services -- 3.16%
         Berkshire Hathaway Finance Corp., 5.00%, 8/15/2013                          500,000                508,620
         Citicorp Series 1999-1 Class 2, 8.04%, 12/15/2019(2)                        250,000                217,500
         National Rural Utilities CFC, 10.375%, 11/1/2018                            500,000                585,204
         Textron Financial Corp., 2.288%, 2/25/2011                                  250,000                216,954

                                                                                                          2,790,109
      ENERGY -- 7.46%
        Energy Equipment & Services -- 0.58%
         Calfrac Holdings LP, 7.75%, 2/15/2015(2)                                    600,000                282,000
        Oil, Gas & Consumable Fuels -- 6.88%
         El Paso Corp., 7.75%, 6/15/2010                                              55,000                 50,983
         Enbridge Energy Partners LP, 9.875%, 3/1/2019                               250,000                251,604
         Enterprise Products Operating LP, 9.75%, 1/31/2014                          250,000                254,572
         Enterprise Products Operating LP, 7.034%, 1/15/2068                         100,000                 47,000
         Gaz Capital SA, 7.51%, 7/31/2013(2)                                       1,000,000                796,379
         Kinder Morgan Energy Partners, 9.00%, 2/1/2019                              250,000                260,834
         NuStar Logistics, 7.65%, 4/15/2018                                        1,000,000                916,674
         Petroleum Development Corp., 12.00%, 2/15/2018                              500,000                312,500
         Southwestern Energy Co., 7.50%, 2/1/2018(2)                                 500,000                437,500

                                                                                                          3,610,046
      FOOD, BEVERAGE & TOBACCO -- 4.60%
        Beverages -- 3.50%
         Anheuser Busch Cos., Inc., 4.70%, 4/15/2012                                 250,000                234,276
         Constellation Brands, Inc., 8.375%, 12/15/2014                              500,000                475,000
         Dr Pepper Snapple Group, Inc., 6.82%, 5/1/2018(2)                         1,000,000                986,352
        Tobacco -- 1.10%
         Altria Group, Inc., 9.70%, 11/10/2018                                       250,000                270,207
         Philip Morris International, Inc., 6.875%, 3/17/2014                        250,000                262,722

                                                                                                          2,228,557
      HEALTH CARE EQUIPMENT & SERVICES -- 0.75%
        Health Care Providers & Services -- 0.75%
         Alliance Imaging, Inc., 7.25%, 12/15/2012                                   175,000                148,750
         Alliance Imaging, Inc., 7.25%, 12/15/2012                                   250,000                212,500

                                                                                                            361,250
      HOUSEHOLD & PERSONAL PRODUCTS -- 0.55%
        Personal Products -- 0.55%
         Estee Lauder Co., Inc., 7.75%, 11/1/2013                                    250,000                264,306

                                                                                                            264,306
      INSURANCE -- 4.06%
        Insurance -- 4.06%
         International Lease Finance Corp., 4.875%, 9/1/2010                       1,000,000                783,885
         Metlife, Inc. Series A, 6.817%, 8/15/2018                                   750,000                714,301
         Prudential Holdings LLC, 8.695%, 12/18/2023(2)                              485,000                467,390

                                                                                                          1,965,576
      MATERIALS -- 2.84%
        Construction Materials -- 1.12%
         CRH America, Inc., 8.125%, 7/15/2018                                        750,000                541,499
        Metals & Mining -- 0.88%
         Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/2015                       500,000                425,000
        Paper & Forest Products -- 0.84%
         International Paper Co., 7.40%, 6/15/2014                                   500,000                409,855

                                                                                                          1,376,354
      MEDIA -- 2.80%
        Media -- 2.80%
         DIRECTV Holdings, 6.375%, 6/15/2015                                         900,000                830,250
         Time Warner Cable, Inc., 8.75%, 2/14/2019                                   250,000                271,834
         Time Warner Cable, Inc., 8.25%, 2/14/2014                                   250,000                253,616

                                                                                                          1,355,700
      PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 2.48%
        Biotechnology -- 2.04%
         Biogen Idec, Inc., 6.00%, 3/1/2013                                        1,000,000                989,087
        Pharmaceuticals -- 0.44%
         Axcan Intermediate Holdings, Inc., 12.75%, 3/1/2016                         250,000                210,000

                                                                                                          1,199,087
      RETAILING -- 2.54%
        Internet & Catalog Retail -- 0.56%
         Ticketmaster, 10.75%, 8/1/2016(2)                                           500,000                270,000
        Specialty Retail -- 1.98%
         Ace Hardware Corp., 9.125%, 6/1/2016(2)                                     750,000                495,000
         Best Buy Co., Inc., 6.75%, 7/15/2013(2)                                     500,000                466,785

                                                                                                          1,231,785
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.31%
        Semiconductors & Semiconductor Equipment -- 3.31%
         KLA Instruments Corp., 6.90%, 5/1/2018                                    1,000,000                756,331
         National Semiconductor, 2.246%, 6/15/2010                                 1,000,000                847,644

                                                                                                          1,603,975
      TECHNOLOGY HARDWARE & EQUIPMENT -- 1.53%
        Communications Equipment -- 1.53%
         Corning, Inc., 6.05%, 6/15/2015                                             849,000                739,043

                                                                                                            739,043
      TELECOMMUNICATION SERVICES -- 5.93%
        Diversified Telecommunication Services -- 5.93%
         AT&T, Inc., 6.70%, 11/15/2013                                               250,000                264,831
         Level 3 Financing, Inc., 9.25%, 11/1/2014                                   700,000                406,000
         Telecom Italia Capital, 6.999%, 6/4/2018                                    520,000                421,850
         Verizon Communications, Inc., 8.75%, 11/1/2018                              250,000                293,305
         Verizon Wireless, 8.50%, 11/15/2018(2)                                      250,000                292,919
         Vimpelcom, 8.25%, 5/23/2016(2)                                              500,000                270,000
         Windstream Corp., 8.125%, 8/1/2013                                        1,000,000                920,000

                                                                                                          2,868,905
      TRANSPORTATION -- 1.29%
        Road & Rail -- 1.29%
         Hertz Corp., 8.875%, 1/1/2014                                               300,000                184,500
         Ryder System, Inc., 7.20%, 9/1/2015                                         500,000                440,225

                                                                                                            624,725
      UTILITIES -- 7.60%
        Electric Utilities -- 4.30%
         Atlantic City Electric, 7.75%, 11/15/2018                                   250,000                278,236
         Commonwealth Edison, 6.15%, 3/15/2012                                       300,000                292,389
         Entergy Gulf States Louisiana, LLC, 6.00%, 5/1/2018(2)                      240,000                209,179
         Reliant Energy, Inc., 7.625%, 6/15/2014                                     500,000                415,000
         Taqa Abu Dhabi National Energy Co., 7.25%, 8/1/2018(2)                      500,000                428,846
         Taqa Abu Dhabi National Energy Co., 6.60%, 8/1/2013(2)                      500,000                461,105
        Gas Utilities -- 0.07%
         Southern Union Co., 7.20%, 11/1/2066                                        100,000                 34,500
        Multi-utilities -- 3.23%
         Illinois Power Co., 9.75%, 11/15/2018(2)                                    500,000                546,305
         NiSource Finance Corp., 6.40%, 3/15/2018                                  1,130,000                737,325
         Sempra Energy, 9.80%, 12/1/2019                                             250,000                278,914

                                                                                                          3,681,799

    TOTAL CORPORATE BONDS (Cost $35,829,369)                                                             31,548,639

    CONVERTIBLE BONDS -- 1.65%
      DIVERSIFIED FINANCIALS -- 0.40%
        Diversified Financial Services -- 0.40%
         KKR Financial Holdings LLC, 7.00%, 7/15/2012                                500,000                193,125

                                                                                                            193,125
      FOOD & STAPLES RETAILING -- 0.38%
        Food & Staples Retailing -- 0.38%
         Rite Aid Corp., 8.50%, 5/15/2015                                            750,000                182,812

                                                                                                            182,812

      TELECOMMUNICATION SERVICES -- 0.87%
        Wireless Telecommunication Services -- 0.87%
         NII Holdings, Inc., 3.125%, 6/15/2012                                       700,000                424,375

                                                                                                            424,375

    TOTAL CONVERTIBLE BONDS (Cost $1,780,836)                                                               800,312

    MUNICIPAL BONDS -- 3.18%
         Louisiana Public Facilities Authority Revenue (Black & Gold
         Facilities Project C), 5.15%, 4/1/2012                                      330,000                314,325
         Ohio State Solid Waste (Republic Services Project), 4.25%, 4/1/2033         900,000                703,953
         Pennsylvania Economic Development Series A (Waste Management, Inc.
         Project), 4.70%, 11/1/2021                                                  600,000                521,112

    TOTAL MUNICIPAL BONDS (Cost $1,713,744)                                                               1,539,390

    U.S. GOVERNMENT AGENCIES -- 0.04%
         Federal National Mtg Association, 6.50%, 3/25/2024                           17,357                 18,132

    TOTAL U.S. GOVERNMENT AGENCIES (Cost $17,439)                                                            18,132

    U.S. TREASURY SECURITIES -- 2.84%
         United States Treasury Notes, 3.375%, 11/30/2012                            300,000                327,117
         United States Treasury Notes, 4.25%, 11/15/2017                             900,000              1,048,817

    TOTAL U.S. TREASURY SECURITIES (Cost $1,204,536)                                                      1,375,934

    FOREIGN BONDS -- 1.20%
      ENERGY -- 0.25%
        Oil, Gas & Consumable Fuels -- 0.25%
         OAO Gazprom, 7.25%, 2/22/2010 (RUB)                                       5,000,000                120,370

                                                                                                            120,370
      MISCELLANEOUS -- 0.95%
        Miscellaneous -- 0.95%
         Republic of Brazil, 12.50%, 1/5/2016 (BRL)                                1,025,000                461,514

                                                                                                            461,514

    TOTAL FOREIGN BONDS (Cost $847,019)                                                                     581,884

    YANKEE BONDS -- 4.06%
      BANKS -- 0.67%
        Commercial Banks -- 0.67%
         Bank of Scotland plc, 5.625%, 7/20/2009(2)                                   37,000                 36,647
         DBS Bank Ltd./Singapore, 5.125%, 5/16/2017(2)                               200,000                206,128
         Glitnir Banki HF, 4.421%, 1/18/2012(2)                                      500,000                 23,750
         Glitnir Banki HF, 5.73%, 8/25/2009(2)                                       175,000                  3,063
         Islandsbanki, 4.41%, 10/15/2008(2)                                           60,000                  1,050
         Shinhan Bank, 6.819%, 9/20/2036                                             100,000                 50,928

                                                                                                            321,566
      DIVERSIFIED FINANCIALS -- 0.97%
        Diversified Financial Services -- 0.97%
         Korea Development Bank, 4.348%, 4/3/2010                                    300,000                289,667
         Korea Development Bank, 5.30%, 1/17/2013                                    200,000                181,780

                                                                                                            471,447
      ENERGY -- 1.31%
        Oil, Gas & Consumable Fuels -- 1.31%
         Petroplus Finance Ltd., 6.75%, 5/1/2014(2)                                1,000,000                635,000

                                                                                                            635,000
      MATERIALS -- 0.07%
        Metals & Mining -- 0.07%
         RIO TINTO Alcan, Inc., 5.00%, 6/1/2015                                       50,000                 34,750

                                                                                                             34,750
      RETAILING -- 0.42%
        Multiline Retail -- 0.42%
         Parkson Retail Group, 7.125%, 5/30/2012                                     300,000                202,050

                                                                                                            202,050
      TELECOMMUNICATION SERVICES -- 0.62%
        Diversified Telecommunication Services -- 0.62%
         Deutsche Telekom International Finance, 5.75%, 3/23/2016                    315,000                301,530

                                                                                                            301,530

    TOTAL YANKEE BONDS Cost $2,955,844)                                                                   1,966,343

    OTHER SECURITIES -- 1.20%
        Loan Participations -- 1.20%
         Fairpoint Communications, Inc. Term Loan B, 6.563%, 3/8/2015                 33,333                 19,333
         Fairpoint Communications, Inc. Term Loan B, 6.563%, 3/9/2015                  4,065                  2,358
         Fairpoint Communications, Inc. Term Loan B, 6.563%, 3/31/2015                37,398                 21,691
         Fairpoint Communications, Inc. Term Loan B, 6.563%, 3/31/2015                 6,504                  3,772
         Fairpoint Communications, Inc. Term Loan B, 6.563%, 3/8/2015                447,154                259,350
         Fairpoint Communications, Inc. Term Loan B, 6.563%, 3/8/2015                471,545                273,496

                                                                                                            580,000

    TOTAL OTHER SECURITIES (Cost $890,345)                                                                  580,000

    SHORT TERM INVESTMENTS -- 1.45%
         New York, NY.,1.50%, 8/1/2028 put 1/2/2009 (SPA: Dexia Credit
         Local) (daily demand notes)                                                 700,000                700,000

    TOTAL SHORT TERM INVESTMENTS (Cost $700,000)                                                            700,000


TOTAL INVESTMENTS -- 94.23% (Cost $57,256,541)                                                     $     45,615,288


OTHER ASSETS LESS LIABILITIES -- 5.77%                                                                    2,794,695


NET ASSETS -- 100.00%                                                                              $     48,409,983

Footnote Legend

(1) Foreign equity security fair valued by independent pricing service on valuation date, December 31, 2008, or debt obligation currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.

(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2008, the aggregate value of these securities in the Fund's portfolio was $8,492,217, representing 17.54% of the Fund's net assets.

(3) Bond in default

Notes to Schedule of Investments:

Valuation of Investments: Any debt obligations held by the Fund have a primary market over the counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity, and rating, indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and asked prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of prices obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using mult-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, create a serious question about the reliability of the security's market value.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below.

Level 1:  Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment rates, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily indications of liquidity or the risk associated with the investment.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008:

                                                                      Investments in          Investments in Other
                                                                        Securities           Financial Instruments*
Valuation Inputs
Level 1 - Quoted Prices in Active Markets for Identical Assets        $    2,626,007            $                 -
Level 2 - Significant Other Observable Inputs                             42,989,282                         18,114
Level 3 - Significant Unobservable Inputs                                          -                              -

Total                                                                 $   45,615,288            $            18,114

*Other financial instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Other Notes:
Information respecting the Fund's significant accounting policies is provided in the Fund's most recent Annual Report.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ARM        Adjustable Rate mortgage
BRL        Denominated in Brazilian Dollars
Mtg        Mortgage
RUB        Denominated in Russian Rubles


Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Thornburg Investment Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Thornburg Investment Trust

By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

         Date:    February 11, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

         Date:    February 11, 2009

By:      /s/ George T. Strickland

         George T. Strickland

         Treasurer and principal financial officer

         Date:    February 11, 2009